ORCHARD SERIES FUND
                                              8515 EAST ORCHARD ROAD
                                            ENGLEWOOD, COLORADO 80111


Beverly A. Byrne
Secretary
(303) 689-3817
(303) 689-3827 (fax)

July 31, 1997

Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

ATTENTION:  Filing Desk

RE:      Orchard Series Fund
         Registration Statement on Form N-1A
         (File No. 333-09217 and 811-07735)

Dear Filing Desk:

Enclosed for filing is Post-Effective Amendment No. 1 under the Securities Act of 1933, and an amendment under the Investment Company Act of 1940, to the above-referenced Registration Statement on Form N-1A.

The purpose of this filing is to include updated unaudited financial statements for Orchard Series Fund and to make a few other technical non-substantive corrections.

Please contact me at the above number or Tom Mira of Jorden Burt Berenson & Johnson at (202) 695-8158 with any questions or comments you may have concerning the enclosed.

Sincerely,

/s/ Beverly A. Byrne

Beverly A. Byrne
Secretary









     As filed with the Securities and Exchange Commission on August
1, 1997
                              Registration No. 333-9217


                                        SECURITIES AND EXCHANGE
COMMISSION
                                              Washington, D.C.
20549

                                                                       FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       [X]
     Pre-Effective Amendment No.
       [ ]
     Post-Effective Amendment No.   1
       [X]


                                                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       [X]


     Amendment No.   3
       [X]


                                  ORCHARD SERIES FUND
                   (Exact Name of Registrant as Specified in
Charter)

                  8515 E. Orchard Road, Englewood, Colorado
      80111
                  (Address of Principal Executive Offices)
 (Zip Code)

         Registrant's Telephone Number, including Area Code: (303)
689-3000

                                                                   W.T. McCallum
                                       President and Chief
Executive Officer
                                    Great-West Life & Annuity
Insurance Company
                                               8515 E. Orchard Road
                                             Englewood, Colorado
80111
                                      (Name and Address of Agent
for Service)

                                           Copies of Communications
to:
                                             James F. Jorden,


Esquire
                                        Jorden Burt Berenson &
Johnson LLP
                                1025 Thomas Jefferson St. N. W.,
Suite 400 East
                                           Washington, D. C.
20007-0805

         Approximate Date of Proposed Public Offering: Upon this
Registration
Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)


         [X] immediately upon filing pursuant to paragraph (b) of Rule 485 [ ]
         on pursuant to paragraph (b) of Rule 485 [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 [ ] on pursuant to paragraph
         (a)(1) of Rule 485 [ ] 75 days after filing pursuant to paragraph
         (a)(2) of Rule 485 [ ] on pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares.

                                                ORCHARD SERIES FUND

                                        REGISTRATION STATEMENT ON
FORM N-1A
                                               CROSS-REFERENCE
SHEET

                                                                      PROSPECTUS
                                                                        (PART A)

Item          Caption



1             Cover Page
2             Summary of Expenses
3             Important Information about Your Investment - How the
Funds
              Report Performance
4             Investment Objectives and Policies; Common Investment
              Policies, Practices and Risk Factors
5             Management of the Funds; Back Cover
6             Management of the Funds; Important Information about
Your
              Investment - Dividends, Other Distributions and Taxes
7             Investing in the Funds - How to Buy Shares; Investing
in
              the Funds - How to Exchange Shares; Investing in the
Funds
              - Other Information; Important Information about Your
              Investment - How the Funds Value Their Shares
8             Investing in the Funds - How to Buy Shares; Investing
in
              the Funds - Other Information; Important Information
about
              Your Investment - How the Funds Value Their Shares
9             Not Applicable

                                        STATEMENT OF ADDITIONAL
INFORMATION
                                                                        (PART B)

Item          Caption

10            Cover Page
11            Table of Contents
12            Not Applicable
13            Investment Objectives; Investment Policies and
Practices;
              Investment Limitations
14            Management of the Funds
15            Management of the Funds
16            Management of the Funds
17            Portfolio Transactions
18            Other Information
19            Valuation of Portfolio Securities; Additional
Purchase and
              Redemption Information
20            Dividends, Distributions and Taxes
21            Not Applicable
22            Investment Performance
23            Financial Statements

                                                 OTHER INFORMATION
                                                     (PART C)

Item          Caption

24            Financial Statements and Exhibits
25            Persons Controlled by or under Common Control
26            Number of Holders of Securities
27            Indemnification
28            Business and Other Connections of Investment adviser
29            Principal Underwriter
30            Location of Accounts and Records
31            Management Services
32            Undertakings

                                               ORCHARD SERIES
FUNDSM
                                              8515 East Orchard
Road
                                             Englewood, Colorado
80111
                                                                  (800) 338-4015

                                                                      PROSPECTUS


The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the "Trust"). The Trust offers six diversified investment portfolios, commonly known as mutual funds (the "Funds"). The Funds are "no-load," meaning you pay no sales charges or distribution fees. GW Capital Management, Inc. ("GW Capital Management"), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, serves as the Funds' investment adviser. The Funds and a brief description of their investment objectives are listed below.


Orchard Money Market Fund. This Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term debt securities. An investment in the Fund is neither insured nor guaranteed by the U.S. government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so.

Orchard Preferred Stock Fund. This Fund seeks a high level of dividend income qualifying for the corporate dividends received deduction under applicable federal tax law by investing primarily in cumulative preferred stocks issued by domestic corporations.

The Orchard Stock Index Funds. Each of the following Funds (the "Index Funds") seeks long-term growth of capital and a modest level of income by investing in the common stocks that comprise a specified benchmark index.


Fund                                                      Benchmark

Orchard Index 600 Fund                                    S&P Small
Cap 600 Stock Index

Orchard Index 500 Fund                                    S&P 500
Composite Stock
                                                                           Price
Index

Orchard Index Pacific Fund                                Financial
Times/S&P-
                                                                       Actuaries
Large-Cap
                                                                         Pacific
Index

Orchard Index European Fund                               Financial
Times/S&P-
                                                                       Actuaries
Large-Cap
                                                                        European
Index

This prospectus gives you information about the Funds that you should know before investing. You should read this prospectus carefully and retain it for future reference. A Statement of Additional Information dated as of the date of this Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It provides additional information about the Funds and is available free of charge upon request. To obtain a copy call
(303) 689-3000 or write: Orchard Series Fund, 8515 East Orchard Road, Englewood, Colorado 80111.

Shares of the Funds are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the federal reserve board, or any other agency, and are subject to investment risk, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION,  NOR
HAS THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE
SECURITIES  COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.


                                  The  date of this  Prospectus  is
August  1 ,
1997.

                                                 TABLE OF CONTENTS


                                            Page

                                            ----
SUMMARY OF
EXPENSES.........................................................


 ......................................1
INVESTMENT OBJECTIVES AND
POLICIES.........................................................
 .......................3
     MONEY MARKET
FUND.............................................................
 ...............................3
     PREFERRED STOCK
FUND.............................................................
 ............................4
         INDEX 600
FUND.............................................................
 ..............................5
         INDEX 500
FUND.............................................................
 ..............................5
         INDEX PACIFIC
FUND.............................................................
 ..........................5
      INDEX EUROPEAN
FUND.............................................................
 ............................5
COMMON INVESTMENT POLICES, PRACTICES AND RISK
FACTORS..........................................................
 ...9
MANAGEMENT OF THE
FUNDS............................................................
 ..............................12
IMPORTANT INFORMATION ABOUT YOUR
INVESTMENT.......................................................
 ...............14
     HOW THE FUNDS VALUE THEIR
SHARES...........................................................
 .................14
     DIVIDENDS, OTHER DISTRIBUTIONS AND
TAXES............................................................
 ........14
     HOW THE FUNDS REPORT
PERFORMANCE......................................................
 ......................16
INVESTING IN THE
FUNDS............................................................
 ...............................17
     HOW TO BUY
SHARES...........................................................
 ................................17
     HOW TO EXCHANGE
SHARES...........................................................
 ...........................18
     HOW TO SELL
SHARES...........................................................
 ...............................18
     OTHER
INFORMATION......................................................

 ...................................19

                                                SUMMARY OF EXPENSES

                                         SHAREHOLDER TRANSACTION
EXPENSES


Sales Load Imposed on
Purchases........................................................
 ........................NONE
Sales Load Imposed on Reinvested
Dividends........................................................
 .............NONE
Deferred Sales
Load.............................................................
 ...............................NONE
Redemption
Fees.............................................................
 ...................................NONE
Exchange
Fees.............................................................
 .....................................NONE


                                          ANNUAL FUND OPERATING
EXPENSES
                                      (as a percentage of average
net assets)


                                         Money       Preferred
  Index      Index      Index         Index
                                        Market         Stock
   600        500      Pacific      European
                                         Fund          Fund
  Fund       Fund       Fund          Fund

Management Fees                          0.20%         0.90%
  0.60%      0.60%      1.00%         1.00%

12b-1 Fees                               NONE          NONE


  NONE       NONE       NONE          NONE

Other Expenses                           0.26%         0.00%
  0.00%      0.00%      0.20%         0.20%

Total Fund
Operating Expenses                       0.46%         0.90%
  0.60%      0.60%      1.20%         1.20%
(after reimbursement)

"Other Expenses" are based on estimated amounts for the Funds' fiscal year.


Subject to revision, GW Capital Management has voluntarily agreed to reimburse the Index Pacific Fund, the Index European Fund, and the Money Market Fund to the extent that total operating expenses exceed 1.20%, 1.20%, and 0.46%, respectively, of average net assets. If this agreement were not in effect, it is estimated that total operating expenses would have been 1.50%, 1.50%, and 0.52% for the Index Pacific Fund, the Index European Fund, and the Money Market Fund, respectively. Interest, taxes, brokerage commissions, and extraordinary expenses are not expenses eligible for reimbursement.


Example

To illustrate the various expenses that you will bear by investing in shares of a Fund, assume that each Fund's annual return is 5% and that its operating expenses are exactly as just described. Then, for every $1,000 you invested, the following shows how much you would have to pay in total expenses if you redeemed your investment after the number of years indicated.


Fund
 1 Year                    3 Years


--------------------
 ------                    -------


Money Market Fund
  $  5                      $ 16
Preferred Stock Fund
  $  9                      $ 31
Index 600 Fund
  $  6                      $ 21
Index 500 Fund
  $  6                      $ 21
Index Pacific Fund
  $ 12                      $ 41
Index European Fund
  $ 12                      $ 41



THIS EXAMPLE  ILLUSTRATES  THE EFFECT OF EXPENSES AND SHOULD NOT BE
CONSIDERED A
REPRESENTATION  OF ACTUAL OR EXPECTED  EXPENSES OR RETURNS.  ACTUAL
EXPENSES AND
RETURNS MAY VARY.

                                         FINANCIAL  HIGHLIGHTS
(Unaudited)  For
                           the period February 3, 1997  (inception)
to April 30,
                           1997

                  The  following  table should be read in
conjunction  with the
                       financial statements and related notes included in the
                       Statement of Additional Information
                                             ORCHARD MONEY MARKET
FUND


----------------------------------------------------------
                                     February 3, 1997
                                     to April 30, 1997
                                   -----------------------
                                   -----------------------
Net Asset Value, Beginning of
Period                                           $1.0000

Income from Investment


Operations

Net Investment Income                             0.0108

Net Gains or Losses on Securities
(realized and unrealized)


Total from Investment Operations                  0.0108

Less Distributions

Dividends (from net investment
income)                                         (0.0108)

Distributions (from capital gains)

Initial Capitalization

Returns of Capital Total

Distributions                                   (0.0108)

Net Asset Value-End of Period                   $1.0000


Net Assets-End of Period                      $3,032,484

Ratio of Expenses to Average Net
Assets                                            0.46%*

Ratio of Net Income to Average
Net Assets                                        4.57%*

Portfolio Turnover Rate
----------------------------------------------------------

* Annualized

                                         FINANCIAL  HIGHLIGHTS
(Unaudited)  For
                           the period February 3, 1997  (inception)
to April 30,
                           1997

                  The  following  table should be read in
conjunction  with the
                       financial statements and related notes included in the


                       Statement of Additional Information
                                           ORCHARD PREFERRED STOCK
FUND

----------------------------------------------------------
                                     February 3, 1997
                                     to April 30, 1997
                                   -----------------------
                                   -----------------------
Net Asset Value, Beginning of
Period                                          $10.0000

Income from Investment
Operations

Net Investment Income                             0.1508

Net Gains or Losses on Securities
(realized and unrealized)                       (0.1718)


Total from Investment Operations                (0.0210)

Less Distributions

Dividends (from net investment
income)                                         (0.1427)

Distributions (from capital gains)

Initial Capitalization

Returns of Capital Total

Distributions                                   (0.1427)

Net Asset Value-End of Period                   $9.8363

Total Return                                    (0.84%)*

Net Assets-End of Period                      $3,991,637

Ratio of Expenses to Average Net
Assets                                            0.90%*

Ratio of Net Income to Average
Net Assets                                        6.33%*

Portfolio Turnover Rate                            4.85%
----------------------------------------------------------

* Annualized

                                         FINANCIAL  HIGHLIGHTS
(Unaudited)  For
                           the period February 3, 1997  (inception)
to April 30,
                           1997

                  The  following  table should be read in
conjunction  with the
                       financial statements and related notes included in the
                       Statement of Additional Information
                                              ORCHARD INDEX 500
FUND

----------------------------------------------------------
                                     February 3, 1997
                                     to April 30, 1997
                                   -----------------------
                                   -----------------------
Net Asset Value, Beginning of
Period                                          $10.0000

Income from Investment
Operations

Net Investment Income                             0.0360

Net Gains or Losses on Securities
(realized and unrealized)                         0.1891


Total from Investment Operations                  0.2251

Less Distributions

Dividends (from net investment
income)                                         (0.0341)

Distributions (from capital gains)

Initial Capitalization

Returns of Capital Total

Distributions                                   (0.0341)

Net Asset Value-End of Period                  $10.1910

Total Return                                      9.31%*



Net Assets-End of Period                      $4,601,442

Average Commission Rate Paid
Per Share Bought or Sold                         $0.0322

Ratio of Expenses to Average Net
Assets                                            0.60%*

Ratio of Net Income to Average
Net Assets                                        1.51%*

Portfolio Turnover Rate                            0.32%
----------------------------------------------------------

* Annualized

                                         FINANCIAL  HIGHLIGHTS
(Unaudited)  For
                           the period February 3, 1997  (inception)
to April 30,
                           1997

                  The  following  table should be read in
conjunction  with the
                       financial statements and related notes included in the
                       Statement of Additional Information
                                              ORCHARD INDEX 600
FUND

----------------------------------------------------------
                                     February 3, 1997
                                     to April 30, 1997
                                   -----------------------
                                   -----------------------
Net Asset Value, Beginning of
Period                                          $10.0000

Income from Investment
Operations

Net Investment Income                             0.0114

Net Gains or Losses on Securities
(realized and unrealized)                       (0.6185)


Total from Investment Operations                (0.6071)


Less Distributions

Dividends (from net investment
income)                                         (0.0113)

Distributions (from capital gains)

Initial Capitalization

Returns of Capital Total

Distributions                                   (0.0113)

Net Asset Value-End of Period                   $9.3816

Total Return                                   (22.15%)*

Net Assets-End of Period                      $4,226,857

Average Commission Rate Paid
Per Share Bought or Sold                         $0.0311

Ratio of Expenses to Average Net
Assets                                            0.60%*

Ratio of Net Income to Average
Net Assets                                        0.51%*

Portfolio Turnover Rate                            3.96%
----------------------------------------------------------

*Annualized

                                         FINANCIAL  HIGHLIGHTS
(Unaudited)  For
                           the period February 3, 1997  (inception)
to April 30,
                           1997

                  The  following  table should be read in
conjunction  with the
                       financial statements and related notes included in the
                       Statement of Additional Information
                                            ORCHARD INDEX EUROPEAN
FUND

----------------------------------------------------------
                                     February 3, 1997
                                     to April 30, 1997
                                   -----------------------
                                   -----------------------
Net Asset Value, Beginning of
Period                                          $10.0000

Income from Investment
Operations

Net Investment Income                             0.0360

Net Gains or Losses on Securities
(realized and unrealized)                         0.3383


Total from Investment Operations                  0.3743

Less Distributions

Dividends (from net investment
income)

Distributions (from capital gains)

Initial Capitalization

Returns of Capital Total

Distributions

Net Asset Value-End of Period                  $10.3743

Total Return                                     15.83%*

Net Assets-End of Period                      $4,668,413

Average Commission Rate Paid
Per Share Bought or Sold                         $0.0465

Ratio of Expenses to Average Net
Assets                                            1.20%*

Ratio of Net Income to Average
Net Assets                                        1.46%*

Portfolio Turnover Rate                            0.68%
----------------------------------------------------------

* Annualized

                                         FINANCIAL  HIGHLIGHTS
(Unaudited)  For
                           the period February 3, 1997  (inception)
to April 30,
                           1997

                  The  following  table should be read in
conjunction  with the
                       financial statements and related notes included in the
                       Statement of Additional Information
                                            ORCHARD INDEX PACIFIC
FUND

----------------------------------------------------------
                                     February 3, 1997
                                     to April 30, 1997
                                   -----------------------
                                   -----------------------
Net Asset Value, Beginning of
Period                                          $10.0000

Income from Investment
Operations

Net Investment Income                             0.0245

Net Gains or Losses on Securities
(realized and unrealized)                         0.0776


Total from Investment Operations                  0.1021

Less Distributions

Dividends (from net investment
income)

Distributions (from capital gains)

Initial Capitalization

Returns of Capital Total

Distributions

Net Asset Value-End of Period                  $10.1021

Total Return                                      4.15%*

Net Assets-End of Period                      $4,545,931

Average Commission Rate Paid
Per Share Bought or Sold                         $0.0122

Ratio of Expenses to Average Net
Assets                                            1.20%*

Ratio of Net Income to Average
Net Assets                                        1.02%*

Portfolio Turnover Rate                            0.00%
----------------------------------------------------------

*Annualized

                                        INVESTMENT OBJECTIVES AND
POLICIES

Each of the Funds is a diversified investment portfolio of the Trust, an open-end investment management company organized as a Delaware business trust on July 23, 1996. The Funds are commonly known as mutual funds. By investing in a mutual fund, you and other shareholders pool money together to be invested toward a specified investment objective.

Each Fund has its own investment objective and policies. In addition, each Fund is subject to certain fundamental investment restrictions that cannot be changed without shareholder approval. These are set forth in the Statement of Additional Information. All investment policies not designated in the Statement of Additional Information as being fundamental may be changed without shareholder approval.

The following is a description of the Funds' investment objectives and policies. There is no assurance that the Funds will meet their investment objectives. Additional investment policies, as well as various investment practices and techniques in which the Funds may engage, are described under "COMMON INVESTMENT POLICIES, PRACTICES AND RISKS FACTORS."

MONEY MARKET FUND

This Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term debt securities.

The Fund may invest in a variety of high-quality, short-term debt securities, including but not limited to: (1) securities issued or guaranteed as to principal and interest by the United States or its agencies or instrumentalities ("U.S. government securities"); (2) certificates of deposit, time deposits and bankers' acceptances; (3) commercial paper and other short-term corporate debt instruments; (4) repurchase agreements; and (5) from time to time, floating rate notes and Eurodollar certificates of deposit.


The Fund generally invests in securities that when acquired are (i) rated in the highest rating category for short-term debt obligations by at least one nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investor Services, Inc. and Standard & Poor's Corporation; or (ii) deemed by GW Capital Management under the direction of the Funds' Board of Trustees (the "Board of Trustees") to be of comparable quality to such rated securities. The Fund only enters into repurchase agreements that are entirely collateralized by U.S. government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category for short-term debt obligations by at least one NRSRO.


All securities purchased by the Fund are denominated in U.S.
dollars. The Fund invests in securities with remaining maturities not exceeding 13 months, and maintains a dollar weighted average portfolio maturity of 90 days or less.

PREFERRED STOCK FUND



This Fund seeks a high level of dividend income qualifying for the corporate dividends received deduction under applicable federal tax law by investing primarily in cumulative preferred stocks issued by domestic corporations. Under normal circumstances, at least 65% of the Fund's total assets will be invested in preferred stocks.

The Fund invests in preferred stocks that when acquired are rated by one or more NRSROs in one of the four highest rating categories for such securities. Securities having such a rating are commonly known as "investment grade securities." The Fund is not required to sell securities whose ratings are later downgraded below investment grade.

The Fund may also invest in unrated and non-cumulative preferred stocks. Before investing in any unrated preferred stocks a thorough risk analysis will be performed. This analysis must reveal that the securities would be of investment grade quality prior to purchase by the Fund. Any unrated or non-cumulative preferred stock purchases by the Fund will be made only after the portfolio manager has determined that these investments represent superior expected return potential versus comparable rated, cumulative preferred issues.

The Fund will purchase money market securities as a cash reserve and may invest in such securities for investment purposes as warranted by market conditions. In addition, the Fund may invest in convertible preferred stocks. The Fund will convert its shares of preferred stock into common stock if the conversion becomes attractive, or if forced to convert by the issuing company. This may result in the realization of capital gains, in addition to gains and losses realized as a result of the Fund's normal trading activities.

Most cumulative, non-participating, non-convertible preferred stocks are issued with a fixed dividend rate, with no fixed maturity date. These features produce an equity security with fixed rate bond-like characteristics. The price of this type of preferred stock, like the price of fixed rate bonds, tends to fluctuate inversely with the general level of interest rates. Convertible preferred stocks may have the support of the market value of the underlying common stock into which the preferred is convertible. A stable or rising market value for the underlying common stock can mitigate the effect of adverse interest rate movements on the market price of a convertible preferred stock. However, because of the conversion feature, a convertible preferred stock is typically issued with a lower dividend rate per share than a non-convertible preferred stock. A lower dividend rate per share may result in a convertible preferred stock having greater price volatility in response to a change in market interest rates than a non-convertible preferred stock. The lower yield could result in a more dramatic price reaction to a change in market yields. This could be expected to occur in the case where the price of the underlying common stock languishes, so the potential for future conversion is low.


Under section 243 of the Internal Revenue Code, corporations (but not individuals) generally are allowed a federal income tax deduction of 70% of the amount of the dividends they receive from other corporations. In order for a corporation to qualify for this deduction, it generally is necessary for the corporation to hold the underlying stock for at least 45 days. The applicable holding period is 90 days in the case of certain preferred stock. Each corporate shareholder in the Fund generally will be eligible for a dividends received deduction for such shareholder's pro rata share of dividends received by the Fund which qualify for the dividends received deduction and which are designated by the Fund as qualifying dividends.

INDEX 600 FUND
INDEX 500 FUND
INDEX PACIFIC FUND
INDEX EUROPEAN FUND

Each Index Fund seeks investment results that track the total return of the common stocks that comprise its benchmark index by investing in such stocks in approximately the same proportions as the stocks are represented in the index.

The Index Funds normally invest at least 80% of their total assets in the stocks comprising their respective benchmarks. However, initially and until such time as an Index Fund's total assets exceed $25 million, or if total assets drop below $25 million, the percentage of an Index Fund's assets invested in such securities may be as low as 65%. Although they focus on common stocks, the Index Funds may also invest in other equity securities and in other types of instruments. The Index Funds purchase short-term debt securities for cash management purposes and use various techniques, such as futures contracts, to adjust their exposure to their benchmarks.


As a mutual fund, each Index Fund seeks to spread investment risk by diversifying its holdings among the many companies and industries that are included in the respective indices. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. GW Capital Management may use various investment techniques to hedge the Index Funds' risks, but there is no guarantee that these strategies will work as intended.


Although the Index Funds normally invest their assets according to their investment strategy, they reserve the right to invest without limitation in preferred stocks and investment grade debt instruments for temporary, defensive purposes.

Index Investing

The Index Funds buy and sell stocks to duplicate the compositions of their benchmark indexes. Their composition may not always be identical to that of their benchmarks. If extraordinary circumstances warrant, an Index Fund may exclude a stock held in the corresponding index and include a similar stock in its place if doing so will help the Fund achieve its objective. It is, however, intended the Index Funds will generally invest in stocks in approximately the same proportions as the stocks are represented in their respective benchmark indexes.

Statistical techniques are generally used to determine which stocks to buy and sell, rather than traditional economic, financial and market analysis. This "passive" or "indexing" investment technique tends to result in a lower portfolio turnover rate than that experienced by many other mutual funds. Lower portfolio turnover reduces brokerage commissions and other transaction costs that would otherwise be borne by shareholders. It also acts to reduce shareholders' current tax liability for capital gains by reducing the level of realized capital gains.

While the Index Funds seek to maximize the correlation between their performance and that of their benchmarks, certain factors not associated with the benchmarks but which affect the Index Funds will account for differences in performance. Such factors include the amount of the Index Fund's total assets, management fees and expenses, brokerage commissions and other transaction costs, and changes in the composition of the benchmark. Accordingly, there is no assurance as to the actual degree of correlation that will be achieved by the Index Funds.

Each Index Fund seeks to achieve a 95% or better long-term correlation between its total return and that of its benchmark index. GW Capital Management monitors the correlation between the performance of the Index Funds and their benchmarks on a regular basis. In the unlikely event that an Index Fund cannot achieve a long-term correlation of 95% or better, the Board of Trustees will consider alternative arrangements. There is no assurance as to how closely an Index Fund's performance will correspond to the performance of its respective benchmark index. Moreover, the benchmark index may not perform favorably in which case the respective Index Fund's performance would similarly be unfavorable.


Each Index Fund may use futures contracts on market indexes ("index futures contracts") and options on such index futures contracts for hedging purposes or as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver, and the purchaser to take, an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day and the price at which the agreement is made.

Risks associated with the use of futures contracts are: (i) imperfect correlation between the change in value of securities included on the index and the prices of futures contracts; and (ii) possible lack of a liquid secondary market for a futures position when desired. The risk that an Index Fund will be unable to close out a futures position will be minimized to the extent that such transactions are entered into on a national exchange with an active and liquid secondary market. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to a Fund.

About the Benchmark Indexes

Fund                                                      Benchmark

Index 600 Fund                                            S&P Small
Cap 600 Stock Index

Index 500 Fund                                            S&P 500
Composite Stock Price Index

Index Pacific Fund                                        Financial
Times/S&P-Actuaries
                                                                       Large-Cap
Pacific Index

Index European Fund                                       Financial
Times/S&P-Actuaries
                                                                       Large-Cap
European Index

The S&P Small Cap 600 Stock Index (the "S&P 600") is a widely recognized, unmanaged index of 600 stock prices. The index is market-value weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (stock price multiplied by the number of outstanding shares). The stocks which make up the S&P 600 trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ quotation system. The S&P 600 is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market. The stocks of small companies often involve more risk and volatility than those of larger companies.

The S&P 500 Composite Stock Price Index (the "S&P 500") is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks which make up the S&P 500 trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

Both the S&P 600 and the S&P 500 are sponsored by the Standard & Poor's, which is responsible for determining which stocks are represented on the indexes.
Total returns for the S&P 600 and the

S&P 500 assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.


The Financial Times/S&P-Actuaries Large-Cap Pacific Index (the "Pacific Index") and the Financial Times/S&P-Actuaries Large-Cap European Index (the "European Index") are unmanaged, market-value weighted indexes of equity securities traded on the stock exchanges of the countries represented in the respective indexes. They are designed to represent the performance of stocks in the large-cap sector of the markets from the countries included in the European and Pacific Rim regions of the world.


The Pacific Index and European Index are sponsored by the Financial Times-Stock Exchange International; Standard & Poor's; Goldman, Sachs and Company; and Nat West Securities, Ltd. Each of these entities has voting rights on a committee that is responsible for determining the composition of the stocks comprising the indexes.




None of the Funds is endorsed, sold or promoted by any of the sponsors of the Benchmark Indexes (the "Sponsors"), and no Sponsor is an affiliate or a sponsor of the Trust, the Funds, or GW Capital Management. The Sponsors are not responsible for and do not participate in the operation or management of any Fund, nor do they guarantee the accuracy or completeness of their respective Benchmark Indexes or the data therein. Inclusion of a stock in a Benchmark Index does not imply that it is a good investment.


"Financial Times/S&P Actuaries Large-Cap Pacific Index" and "Financial Times/S&P Actuaries Large-Cap European Index" are trademarks of The Financial Times Limited and Standard & Poor's Corporation. "S&P SmallCap 600 Stock Index," "S&P 600," "S&P 500 Composite Stock Price Index," and "S&P 500," are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by the Trust.

                   COMMON INVESTMENT POLICES, PRACTICES AND RISK
FACTORS


The following pages contain more detailed information about certain types of instruments in which the Funds may invest, strategies GW Capital Management may employ in pursuit of the Funds' investment objectives, and a summary of related risks. Any investment limitations listed supplement those discussed earlier. A complete listing of the Funds' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information. Securities that met applicable investment policies and limitations when acquired need not be sold in the event of a later change in circumstances.


GW Capital Management may not buy all of these securities or use all of these techniques unless it believes that they are consistent with the Funds' investment objectives and policies and that doing so will help the Funds achieve their objectives.

Money Market Instruments and Temporary Investment Strategies


In addition to the Money Market Fund, the other Funds each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by GW Capital Management, or may invest any or all of their assets in money market instruments as deemed necessary by GW Capital Management for temporary defensive purposes.

The types of money market instruments in which the Funds may invest include, but are not limited to: (1) bankers' acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) obligations of U.S. banks and non-U.S. branches of such banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.


Repurchase Agreements

Each Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding,
realization of the value of the collateral by the Funds may be delayed or limited.

Equity Securities

Each Fund, except the Money Market Fund, invests directly or indirectly in equity securities, such as common stocks, preferred stocks, convertible stocks, and warrants. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities of smaller companies are especially sensitive to these factors.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities, except the Money Market Fund which may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining a Fund's net asset value. Under the supervision of the Board of Trustees, GW Capital Management determines the liquidity of portfolio securities and, through reports from GW Capital Management, the Board of Trustees monitors investments in illiquid securities. Certain types of securities are generally considered to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Trustees.


A Fund may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Adjusting Investment Exposure

Each Fund, other than the Money Market Fund, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, including futures on market indexes and options on such futures on market indexes, and entering into currency exchange contracts.


GW Capital Management can use these practices to adjust the risk and return characteristics of a Fund's portfolio of investments. If GW Capital Management judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.
These techniques may increase a Fund's volatility and may involve a small investment relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. A Fund will not enter into futures contracts or options if the aggregate initial margin and premium required to do so will exceed 5% of the Fund's total assets.


Foreign Investments

Each Fund, except the Money Market Fund, may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Furthermore, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S.
companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than those imposed in the United States. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas.


A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Investments in these "emerging market securities" include additional risks to those generally associated with foreign investing. The extent of economic development, political stability, and market liquidity varies widely in comparison to more developed nations. The economies of these countries may be subject to greater social, economic, and political uncertainties or may be based only a few industries. These factors can make emerging market securities more volatile.


The Index Pacific Fund and the Index European Fund have substantial exposure to foreign markets since these Funds invest primarily in securities of foreign issuers. The other Funds may have some exposure to foreign markets, but their exposure is minimized since these Funds invest primarily in securities of domestic issuers.

Lending


Each Fund may lend its  portfolio  securities  to brokers  or dealers  and other institutions as a means of earning interest income. The Funds may lend securities only if (i) the loan is at all times fully collateralized by cash, cash equivalents, U.S. government securities or other high-quality debt securities, and (ii) the value of all loaned securities is not more than 33 1/3 percent of the Fund's total assets at the time of the loan.


Borrowing

Each Fund may borrow from banks for temporary and emergency purposes, but not in an amount exceeding 33 1/3 percent of its total assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. A Fund will repay all borrowings in excess of 5 percent of its total assets before any investments are made.

Other Risk Factors


As a mutual fund, each Fund is subject to market risk. The value of a Fund's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of a Fund's underlying portfolio securities.


No Fund should be considered to be a complete investment program by itself. You should consider your own investment objectives as well as your other investments when deciding whether to purchase shares of any Fund.

                                              MANAGEMENT OF THE
FUNDS

The Trust is governed by the Board of Trustees which is responsible for overall management of the Funds' business affairs. The Trustees meet at least 4 times during the year to, among other things, oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and review performance.

Investment Adviser


The Funds are managed by GW Capital Management, which selects the Funds' portfolio investments and handles their business affairs. GW Capital Management is a registered investment adviser under the Investment Advisers
Act of 1940.



Paul Desmarais and his associates, a group of private holding companies, have indirect voting control over GW Capital Management.

GW Capital Management is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"). GW Capital Management serves as the investment adviser for: Maxim Series Fund, Inc., a registered open-end management investment company (shares of the Maxim Series Fund are sold only in connection with certain insurance contracts); Great-West Variable Annuity Account A, a separate account of GWL&A, registered as a management investment company; and certain non-registered, tax-qualified corporate pension plan separate accounts of GWL&A.

GW Capital Management provides investment advisory services and pays all the expenses, except extraordinary expenses, incurred for providing such services for the Funds. As compensation for its services, GW Capital Management receives monthly compensation at the annual rate of 0.20% for the Orchard Money Market Fund; 0.60% for the Orchard Index 500 and Orchard Index 600 Funds; .90% for the Orchard Preferred Stock Fund; and, 1.00% for the Orchard Index European and Orchard Index Pacific Funds.

With respect to the Orchard Money Market, Orchard Index European and Orchard Index Pacific Funds, GW Capital Management pays all compensation of, and furnishes office space for, officers and employees of GW Capital Management connected with investment management for these Funds, as well as the fees of all directors of the Fund who are affiliated persons of the GW Capital Management or any of its affiliates. All other expenses incurred in the operation of these Funds, including general administrative expenses, are borne by these Funds, respectively. Accounting services are provided for these Funds by GW Capital Management and these Funds reimburse GW Capital Management for its costs in connection with such services. However, GW Capital Management has agreed to pay any expenses of the Funds which exceed the annual rate of 0.46% of the average daily net assets of the Orchard Money Market Fund; and, 1.20% of the average daily net assets of the Orchard Index European and Orchard Index Pacific Funds.

Portfolio Managers


Jim Desmond, Vice President, GW Capital Management, is responsible for the day-to-day management of the Preferred Stock Fund. He is also an Assistant Vice President at GWL&A where he has managed GWL&A's separate account assets since 1991. From September, 1987, to December, 1991, he was an equity portfolio manager for the Colorado Public Employees Retirement Association. Mr. Desmond has approximately fifteen years equity analysis and portfolio management experience.


Other Information

The Trust has authorized capital of an unlimited number of shares of beneficial interest in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Presently, each Fund represents a separate series of shares. The Trust may establish additional series or classes in the future.

The Trust is not required to hold an annual shareholders meetings, although special meetings may be called for a specific Fund or the Trust as a whole for purposes such as electing or removing trustees, changing fundamental investment policies, or approving a new or amended investment advisory agreement. As a shareholder, you receive one vote for each share of a Fund you own and a proportionate vote for each fractional interest you own.

Shareholder inquiries can be made by telephone at (800) 338-4015, or by mail to the Trust at 8515 East Orchard Road, Englewood, Colorado 80111.


One Orchard Equities, Inc. distributes and markets the Trust's Funds. Financial Administrative Services Corporation ("FASCorp" or the "Transfer Agent") performs transfer agent servicing functions for the Funds. FASCorp is a wholly owned subsidiary and One Orchard Equities is an indirect wholly owned subsidiary of GWL&A.


                                    IMPORTANT INFORMATION ABOUT
YOUR INVESTMENT

HOW THE FUNDS VALUE THEIR SHARES



The price of a Fund's shares is based on the net asset value of that Fund. Each Fund's per share net asset value is determined by dividing the value of its net assets by the number of its outstanding shares. A Fund's net asset value per share will normally be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time) Monday through Friday, except on holidays on which the NYSE is closed.


Assets of the Funds other than the Money Market Fund are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. Dollars using current exchange rates. If quotations are not readily available, or if values have been materially affected by events occurring after the close of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

Assets of the Money Market Fund are valued on an amortized-costbasis. Under this method, securities are valued at their acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors. While this method attempts to provide certainty in valuation, the value of securities based on amortized cost value may differ from that based on market value. Short-term investments of all Funds that will mature in not more than 60 days are also valued at amortized cost.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

You are entitled to your share of the earnings of each Fund in which you are a shareholder, which are passed along to shareholders as "distributions." Earnings from net investment income, such as stock dividends and interest from short-term debt instruments and other investments, are passed along as "dividend distributions." Earnings realized when a Fund sells securities for a higher price than it paid for them are passed along as "capital gains distributions." Each of the Funds distribute substantially all of its net investment income and capital gains to shareholders each year.

The Money Market Fund ordinarily declares dividends from net investment income daily and distributes dividends monthly. The Preferred Stock Fund ordinarily distributes dividends from net investment income quarterly. The Index 600 and Index 500 Funds ordinarily distribute dividends semi-annually, while the Index Pacific and Index European Funds ordinarily distribute such dividends annually. All of the Funds generally distribute capital gains, if any, in the fiscal year in which they were earned.

Distribution Option

Shareholders of a Fund can either receive distributions in cash or reinvest them in additional shares of the Fund at the net asset value in effect on the reinvestment date. Unless you elect, by writing to the Trust or Transfer Agent, to receive your distributions in cash, they will be automatically reinvested. You can change your election at any time by writing to the Trust or Transfer
Agent.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on distributions. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, a Fund's dividend distributions are taxed as dividends and gain distributions are taxed as long-term capital gains. A portion of the dividend distributions (but not capital gains distributions) paid by a Fund may be eligible for the dividends received deduction for corporate shareholders to the extent that such distributions are attributable to dividends paid by United States corporations and are so designated by the Fund.

Every January, the Trust will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.

Taxes on transactions. Redemptions and exchanges of shares in any Fund may be subject to federal income tax. In general, your gain or loss on any redemption, sale, or other exchange will equal the difference between the cost of the shares you redeem, sell or exchange, and the price you receive when you redeem, sell, or exchange them.

You will receive a consolidated transaction statement at least quarterly. You should keep your regular account statements, because the information they contain will be essential in calculating the amount and character of your gains and losses. However, it is the responsibility of you and your tax preparer to determine whether a given transaction will result in taxable gain or loss and the amount of tax to be paid, if any.

"Buying a dividend." If you buy shares shortly before a Fund declares a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of exempt-interest dividends received on such shares, and (to the extent not disallowed) generally will be treated as long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

Effect of foreign taxes. Dividends and interest received by the Funds on foreign securities may give rise to withholding and other taxes imposed by foreign governments. These taxes generally will reduce the amount of their distributions.

There are tax requirements that all investment companies must follow in order to avoid federal taxation. In order to comply with these requirements, the Funds may be required to limit their investment activity in some types of instruments.

HOW THE FUNDS REPORT PERFORMANCE

From time to time, the Trust may include a Fund's yield and total return in advertisements, sales literature, and shareholder reports. In addition, the Trust may advertise the Money Market Fund's yield and effective yield. These measures of a Fund's performance are based on past results and are not intended to indicate future performance.

Yield

A Fund's "yield" refers to the income generated by an investment in the Fund over a specified 30-day period (7-day period for the Money Market Fund) expressed as an annual percentage rate. The Money Market Fund's "effective yield" is calculated similarly, but the income earned by an investment in the Fund, when annualized, is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Total Return

A Fund's "total return" refers to the average annual rate of return of an investment in the Fund. Total return is computed by calculating the percentage change in the value of an investment of $1,000 to the end of a specified period, assuming all dividends and capital gain distributions are reinvested.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Funds ends on October 31 of each year. Twice a year shareholders of each Fund will receive a report containing a summary of the Fund's performance and other information.

                                              INVESTING IN THE
FUNDS

HOW TO BUY SHARES

Shares of a Fund can be purchased at the next share price calculated after your order is received and accepted by the Transfer Agent.


Because  you pay no
commissions or sales charges when you purchase shares, a Fund's share price is equivalent to the Fund's net asset value per share.

If you do not already have an account with the Trust, you can purchase shares by mailing a completed account application to the Transfer Agent. In addition, you must either (i) include with your application a check or money order made payable to the appropriate Fund in the amount that you wish to invest, or (ii) wire (that is electronically transfer) such amount to an account designated by the Transfer Agent.

Once you have an account with the Trust, you can purchase shares by mailing a check or money order made payable to the appropriate Fund to the Transfer Agent, together with instructions specifying the name and number of the account. You can also purchase shares by wiring the amount that you wish to invest to your account.


If you wish to make an initial purchase of shares by wiring your investment, you must first telephone the Transfer Agent at 1-800- 338-4015 between the hours of 8:00 a.m. and 4:00 p.m. (Eastern Time) on any day that the NYSE is open for trading to receive an account number with the Trust. You will be asked to provide the following information: the name in which the account will be established, the account holder's address, tax identification number, and dividend distribution election. If requested, the Transfer Agent will provide the instructions that your bank will need to complete the transfer.


The Funds and Transfer Agent reserve the right to reject any order to purchase shares, and the Funds reserve the right to cancel any purchase order for which payment has not been received within three business days ollowing receipt of the order. If the Transfer Agent deems it appropriate, additional documentation or verification of authority may be required and an order will not be deemed accepted unless and until such additional documentation or verification is received by the Transfer Agent.

Your bank may charge a fee for its services. Presently, the Transfer Agent does not charge a fee for its wire transfer services, but reserves the right to charge for these services.

HOW TO SELL SHARES

You can withdraw money from your account by selling (that is by "redeeming") some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted by the Transfer Agent. Because you pay no commissions or sales charges when you sell shares of the Funds, each Fund's share price is equivalent to the Fund's net asset value per share. You can arrange to sell shares of a Fund only by mail. Redemptions may not be made by telephone.

By Mail

You can redeem shares by sending a "letter of instruction" by regular or express mail to the Transfer Agent at 8515 East Orchard Road, Englewood, Colorado 80111. The letter should include: (1) the name of the account from which shares are to be redeemed; (2) the account number; (3) the name of the Fund; (4) the dollar amount or number of shares to be redeemed; (5) any special payment instructions;
(6) the signatures of the person or persons authorized to effect redemptions of shares held by the account; and (7) any special requirements or documents requested by the Transfer Agent to assure proper authorization of such persons.

HOW TO EXCHANGE SHARES

You can exchange shares of a Fund that you own for shares of another Fund. There are no sales charges or distribution fees. To complete the exchange, shares of the Fund to be exchanged will be sold, and shares of the another Fund will be purchased, at their respective share prices next calculated after the exchange request is received by the Transfer Agent. The minimum amount that may exchanged is the lesser of $500 or the remaining value of the investment in the Fund to be exchanged.

You can request an exchange in writing or by telephone. Written requests should be submitted to the Transfer Agent by mail at 8515 East Orchard Road, Englewood, Colorado 80111. The form must be signed by the account owner(s) and include the following information: (1) the name of the account for which shares are to be exchanged; (2) the account number; (3) the name of the Fund, the shares of which are to be exchanged; (4) the dollar amount or number of shares to be exchanged;
(5) the name of the Fund(s) to be acquired in the exchange; (6) the signatures of the person or persons authorized to effect exchanges of shares held by the account; and (7) any special requirements or documents requested by the Transfer Agent to assure proper authorization of such persons.

You  can  request  an  exchange  by   telephoning   the  Transfer  Agent  at  1-
800-338-4015.


The Funds reserve the right to refuse exchanges if, in the Board of Trustees' or GW Capital Management's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would potentially be otherwise adversely affected.


Exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund.

Although a Fund will attempt to provide prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. Each Fund reserves the right to terminate or modify the exchange privilege in the future.

OTHER INFORMATION

Telephone transaction privileges for purchases or exchanges may be modified, suspended, or terminated by a Fund at any time. If an account has more than one owner of record, the Funds and the Transfer Agent may rely on the instructions of any one owner. Each account owner has telephone transaction privileges unless the Transfer Agent receives cancellation instructions from an account owner.

The Transfer Agent will record telephone calls and has adopted other procedures to confirm that telephone instructions are genuine. The Funds will not be liable for losses or expenses arising from unauthorized telephone transactions, provided they use reasonable procedures to avoid such losses or expenses. If you are unable to reach the Transfer Agent during periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

                                                INVESTMENT  ADVISER
GW  Capital
                                            Management, Inc.
                                              8515 East Orchard
Road
                                             Englewood, Colorado
80111


------------------------

                                                                     DISTRIBUTOR
                                                           One Orchard Equities,
Inc.
                                              8515 East Orchard
Road
                                             Englewood, Colorado
80111


------------------------

                                                                  TRANSFER AGENT
                                   Financial Administrative
Services Corporation
                                              8515 East Orchard
Road
                                             Englewood, Colorado
80111

------------------------

                                                                       CUSTODIAN
                                                 Bank of New York
                                                                 One Wall Street
                                             New York, New York
10286


------------------------

                                                                        AUDITORS
                                               Deloitte & Touche
LLP
                                                                 555 17th Street
                                                                      Suite 3600
                                              Denver, Colorado
80202

                                                ORCHARD SERIES FUND

                                                                   (the "Trust")


                                             Orchard Money Market
Fund
                                           Orchard Preferred Stock
Fund
                                              Orchard Index 600
Fund
                                              Orchard Index 500
Fund
                                            Orchard Index Pacific
Fund
                                            Orchard Index European
Fund


                                                                   (the "Funds")








                                        STATEMENT OF ADDITIONAL
INFORMATION



         The date of the Trust's current Prospectus to which this Statement of Additional Information relates and the date of this Statement of Additional Information is

                                                                  August 1, 1997






         This  Statement  of  Additional  Information  is not a
prospectus  but
         supplements and should be read in conjunction  with the
Trust's current
         Prospectus.  A copy of the  Prospectus  may be  obtained
by writing the
         Trust at 8515 East Orchard Road, Englewood, Colorado
80111, or by    calling (303) 689-3000.

                                                                        TABLE OF
CONTENTS




                             Cross-reference


                              to page(s) in


             Page               Prospectus

INVESTMENT OBJECTIVES .....................
             1                         9

INVESTMENT POLICIES AND PRACTICES .........
             1                         9

INVESTMENT LIMITATIONS ....................
             15                        9

MANAGEMENT OF THE FUNDS ...................
             18                        18

PORTFOLIO TRANSACTIONS ....................
             21                        18

VALUATION OF PORTFOLIO SECURITIES .........
             23                        19

INVESTMENT PERFORMANCE ....................
             25                        22

ADDITIONAL PURCHASE
   AND REDEMPTION INFORMATION .............
             28                        22

DIVIDENDS, DISTRIBUTION AND TAXES .........
             29                        20

OTHER INFORMATION .........................
             36                        24








PRICE MAKE-UP SHEETS ......................
             39                        --

APPENDIX ..................................
             45                        --

FINANCIAL STATEMENTS ......................
             49                        --



                                               INVESTMENT
OBJECTIVES


The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust). The Trust offers six diversified investment portfolios, commonly known as mutual funds (the Funds). The Funds are "no-load," meaning you pay no sales charges or distribution fees. GW Capital Management, Inc.("GW Capital Management"), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as the Funds' investment adviser. The Funds and a brief description of their investment objectives are listed below.


Orchard Money Market Fund. This Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term debt securities. An investment in the Fund is neither insured nor guaranteed by the U.S. government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so.

Orchard Preferred Stock Fund. This Fund seeks a high level of dividend income qualifying for the corporate dividends received deduction under applicable federal tax law by investing primarily in cumulative preferred stocks issued by domestic corporations.

The Orchard Stock Index Funds. Each of the following Funds (the "Index Funds") seeks long-term growth of capital and a modest level of income by investing in the common stocks that comprise a specified benchmark index.

Fund                                                      Benchmark

Orchard Index 600 Fund                                    S&P
Small-Cap 600 Stock Index

Orchard Index 500 Fund                                    S&P 500
Composite Stock Price Index

Orchard Index Pacific Fund                                Financial
Times/S&P-Actuaries
                                                                       Large-Cap
Pacific Index

Orchard Index European Fund                               Financial
Times/S&P-Actuaries
                                                                       Large-Cap
European Index

                                         INVESTMENT POLICIES AND
PRACTICES

Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the Funds' investment policies set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval. A listing of the Funds' fundamental investment limitations is contained in this Statement of Additional Information under

"INVESTMENT LIMITATIONS." These limitations are fundamental policies of each Fund, which means that they may not be changed without shareholder approval. Securities that met applicable investment policies and limitations when acquired need not be sold in the event of a later change in circumstances.


The following pages contain more detailed information about types of securities in which the Funds may invest, investment practices and techniques that GW Capital Management may employ in pursuit of the Funds' investment objectives, and a discussion of related risks. GW Capital Management may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Funds' investment objectives and policies and that doing so will help the Funds achieve their objectives. Unless otherwise provided, each Fund may invest in all these securities or use all of these techniques.



Bankers' Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Funds generally will not invest in acceptances with maturities exceeding 7 days where to do so would tend to create liquidity problems.

Certificates of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Eurodollar Certificates of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

Foreign Currency Transactions. The Funds, other than the Money Market Fund, may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Funds may also use options and futures contracts relating to foreign currencies for the same purposes.

When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price for the security.
By entering
into a forward contract for the purchase or sale, for a fixed amount of U.S.
dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by GW Capital Management.

The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Each Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars into a foreign currency, or from one foreign currency into another foreign currency. For example, if a Fund held investments denominated in Deutschemarks, the Fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross- hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.


Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.


Successful use of currency management strategies will depend on GW Capital Management's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as GW Capital Management anticipates. For example, if a currency's value rose at a time when GW Capital Management had hedged a Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If GW Capital Management hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if GW Capital Management increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that GW Capital Management's use of currency management strategies will be advantageous to the Funds or that it will hedge at an appropriate time.


Foreign Securities. Each Fund, except the Money Market Fund, may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve significant risks in addition to those risks normally associated with U.S. equity investments.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgements against foreign entities may be more difficult to obtain and enforce.


With respect to
certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or developmental assistance, currency transfer restrictions, illiquid markets, delays and disruptions in securities settlement procedures.

Most foreign securities in a Fund will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.


American Depository Receipts ("ADRs"), as well as other "hybrid" forms of ADRs including European depository Receipts and Global Depository Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificate are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying security at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to the risks associated with investing directly in foreign securities. These risks include foreign exchange risks as well as the political and economic risks of the underlying issuer's country.

Futures.  See "Futures and Options" below.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, except the Money Market Fund which may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining a Fund's net asset value.

Under the supervision of the Board of Trustees, GW Capital Management determines the liquidity of portfolio securities and, through reports from GW Capital Management, the Board of Trustees monitors investments in illiquid securities.
Certain types of securities are considered generally to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Trustees.


A Fund may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Lending of Portfolio Securities. Each Fund from time-to-time may lend its portfolio securities to brokers, dealers and financial institutions and receive as collateral cash, U.S. Treasury securities or other high-qualify, short-term securities which, at all times while the loan is outstanding, will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income of the

Fund. Such loans
will not have terms longer than 30 days and will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans. Delays or losses could result if the borrower becomes bankrupt or defaults on its obligation to return the loaned securities.


Money Market Instruments and Temporary Investment Strategies. In addition to the Money Market Fund, the other Funds each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by Capital management, or may invest any or all of their assets in money market instruments as deemed necessary by GW Capital Management for temporary defensive purposes.


The types of money market instruments in which the Funds may invest include, but are not limited to: (1) acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) obligations of U.S. banks, non-U.S. branches of such bank (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.


Options.  See "Futures and Options" below.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the purchaser, reflecting an agreed upon market rate of interest for the period from the time of purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A purchaser will only enter into repurchase agreements with underlying securities consisting of securities of the U.S. government and its agencies and instrumentalities, certificates of deposit, commercial paper, bankers' acceptances, and other high-quality, short-term debt securities and will be entered only with counterparties approved pursuant to creditworthiness standards established by the Funds' board of trustees (the "Board of Trustees"). While investment in repurchase agreements may be made for periods up to 30 days, it is expected that typically such periods will be for a week or less. The staff of the Securities and Exchange Commission has taken the position that repurchase agreements of greater than 7 days are illiquid securities; accordingly, such repurchase agreements are subject to a
Fund's policy regarding illiquid securities.


Although repurchase transactions usually do not impose market risks on the purchaser, the purchaser would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, the purchaser may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, the purchaser could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by the purchaser upon liquidation of the securities may be limited.


Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose credit-worthiness has been found satisfactory by GW Capital Management. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage. The Funds currently do not intend to invest in reverse repurchase agreements within the coming year.


Stripped Treasury Securities. Each Fund may invest in zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but not actually received until maturity, a Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Zero coupon securities are purchased at a discount from face value, the discount reflecting the current value of the deferred interest. The discount is taxable even though there is no cash return until maturity.

Short Sales "Against the Box." If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Time Deposits. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

U.S. Government Securities. These are securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. U.S. Treasury bills and notes and certain agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Securities of other government agencies and instrumentalities are not backed by the full faith and credit of U.S. government. These securities have different degrees of government support and may involve the risk of non-payment of principal and interest. For example, some are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those of the Federal Home Loan Banks. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, such as those of the Federal National Mortgage Association. Still other are supported only by the credit of the agency that issued them, such as those of the Student Loan Marketing Association. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Variable Amount Master Demand Notes. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

Variable or Floating Rate Securities. These securities have interest rates that are adjusted periodically, or which "float" continuously according to formulas intended to stabilize their market values. Many of them also carry demand features that permit the Funds to sell them on short notice at par value plus accrued interest. When determining the maturity of a variable or floating rate instrument, the Fund may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

When-Issued and Delayed-Delivery Transactions. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if GW Capital Management deems it advisable. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the Fund's purchase commitments; likewise a Fund will segregate securities sold on a delayed-delivery basis.


Futures and Options

Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.


The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a


Fund's investment limitations. In the event of a bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made.


Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, in completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market (that is by selling it to another party) at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain or security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it.




When writing an option on a futures contract, the Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at is current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.


If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.

If security
prices fall, the put writer would expect to suffer a loss from purchasing the underlying instrument directly, which can exceed the amount of the premium received.


Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer can mitigate the effect of a price decline. At the same time, because a call writer gives up some ability to participate in security price increases.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.


Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen- denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

Asset Coverage for Futures and Options Positions. The Funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual Funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


Correlation of Price Changes. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.


Limitations on Futures and Options Transactions. The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Funds can commit assets to initial margin deposits and option premiums. Accordingly, to the extent that a Fund may invest in futures contracts and options, a Fund may only enter into futures contract and option positions for other than bona fide hedging purposes to the extent that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund. This limitation on a Fund's permissible investments in futures contracts and options is not a fundamental investment limitation and may be changed as regulatory agencies permit.


Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's pricemoves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to assets held to cover its options or futures positions could also be impaired.

                                              INVESTMENT
LIMITATIONS


Below is a description of certain limitations that constitute the Funds' fundamental policies, which means that they may not be changed with respect to any Fund without approval by vote of a majority of the outstanding voting shares of such Fund. For this purpose, "majority" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding share are represented or (ii) more than 50% of the outstanding shares.


Each Fund will not:

(1) Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; provided that
         with respect to the Money Market Fund there shall be no limitation on the purchase of U.S. government securities or of
         certificates of deposit and bankers' acceptances;
utilities
         will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction.

(2) Purchase or sell interests in commodities, commodities contracts, oil, gas or other mineral exploration or development programs, or real estate, except that a Fund may
         purchase securities of issuers which invest or deal in any of the above; provided, however, that the Funds, except the Money
         Market Fund, may invest in futures contracts on financial indexes, foreign currency transactions and options on permissible futures contracts.

(3) (a) purchase any securities on margin, (b) make short sales of securities, or (c) maintain a short position, except that a
         Fund (i) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (ii) other than the Money Market Fund, may make
         margin payments in connection with transactions in futures contracts and currency futures contracts and enter into permissible options transactions, and (iii) may make short sales against the box.

(4)      Make  loans,  except as  provided  in  limitation  (5)
below and except
         through the purchase of obligations in private placements
(the purchase
         of publicly-traded obligations are not being considered the making of a loan) and through repurchase agreements.

(5) Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities" in this Statement of

         Additional Information.

(6) Borrow, except that a Fund may borrow for temporary or emergency purposes. The Fund will not borrow unless immediately after any such borrowing there is an asset coverage of at least 300 percent for all borrowings of the Fund. If such asset coverage falls below 300 percent, the
Fund
         will within three days thereafter reduce the amount of its borrowings to an extent that the asset coverage of such borrowings will be at least 300 percent. Reverse repurchase
         agreements and other investments which are "covered" by a segregated account or an offsetting position in accordance with applicable SEC requirements ("covered investments")
do
         not constitute borrowings for purposes of the 300% asset coverage requirement. The Fund will repay all borrowings in
         excess of 5% of its total assets before any additional investments are made. Covered investments will not be considered borrowings for purposes of applying the limitation
         on making additional investments when borrowings exceed 5% of total assets.

(7) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the
         Fund except as may be necessary in connection with borrowings mentioned in limitation (6) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof.
A
         Fund will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent
         that at any time the percentage of the value of pledged securities will exceed 10% of the value of the Fund's shares.
         This limitation shall not apply to segregated accounts.

(8) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.


(9) Issue senior securities. The issuance of more than one series or classes of shares of beneficial interest, obtaining of short-term credits as may be necessary for the clearance of
         purchases and sales of portfolio securities, short sales against the box, the purchase or sale of permissible options
         and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase
or
         sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with a Fund's investment objectives and policies, and reverse repurchase agreements are not deemed to be issuances of senior
         securities.

Diversified Portfolio of Securities

Each Fund will operate as a diversified investment portfolio of the Trust, meaning that at least 75% of the value of its total assets will be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities, the value of which with respect to any one issuer is neither more than 5% of the Fund's total assets nor more than 10% of the outstanding voting securities of such issuer.

                                              MANAGEMENT OF THE
FUND

Investment Adviser

GW Capital Management, Inc. (GW Capital Management), a Colorado corporation, located at 8515 East Orchard Road, Englewood, Colorado 80111, serves as investment adviser to the Trust pursuant to an Investment Advisory Agreement dated January 27, 1997. GW Capital Management is a wholly-owned subsidiary of GWL&A, which is a wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West"), a Canadian stock life insurance company. Great-West is a 99.4% owned subsidiary of Great-West Lifeco Inc., which in turn is an 86.4% owned subsidiary of Power Financial Corporation, Montreal, Quebec. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, and his associates, a group of private holding companies, have voting control of Power Corporation of Canada.


Trustees and Officers


The trustees and executive officers of the Trust, their ages, position(s) with the Trust, and principal occupations during the past 5 years (or as otherwise indicated) are set forth below. The business address of each trustee and officer is 8515 East Orchard Road, Englewood, Colorado 80111 (unless otherwise indicated). Those trustees and officers who are "interested persons" (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Trust or GW Capital Management are indicated by an asterisk (*).


Rex Jennings (72), Trustee; President Emeritus, Denver Metro
Chamber of Commerce.

Richard P. Koeppe (65), Trustee; Retired Superintendent, Denver
Public Schools.


*Douglas L. Wooden (40), Trustee; Senior Vice President, Financial Services of GWL&A.


*James D. Motz (47), Trustee and President; Senior Vice President, Employee Benefits, of GWL&A.

Sanford Zisman (57), Trustee; Attorney, Zisman & Ingraham, P.C.

*Glen R. Derback (45), Treasurer; Vice President, Financial
Control, of GWL&A.



*Mark J. Pavlik (36), Controller, is Manager, Financial Control, of
GWL&A.

*Beverly A. Byrne (41), Secretary, is Assistant Counsel and
Assistant Secretary of GWL&A.


Compensation


The Trust pays no salaries or compensation to any of its officers or Trustees affiliated with GW Capital Management or its affiliates. The chart below sets forth the annual fees paid or expected to be paid to the non-interested Trustees and certain other information.


                                                                     R.P. Koeppe
            R. Jennings               S. Zisman

Compensation
Received from the
Trust*                                               $8,000
             $8,000                    $8,000

Pension or
Retirement
Benefits Accrued as
Fund Expense*                                        $0
    $0                        $0

Total Compensation
Received from the
Trust and All
Affiliated Funds**                                   $16,000
             $16,000                   $16,000


*        Estimated for current fiscal year


**       As of July 31 , 1997 there were thirty-one funds for which the Trustees
         serve as Trustees or Directors of which six are Funds of the Trust. The total compensation paid is comprised of the amount estimated to be paid during the Trust's current fiscal year by the Trust and all affiliated investment companies.


As of July 31, 1997, no person owns of record or beneficially 5% or more of the shares outstanding of the Trust or any Fund except GW Capital Management and its affiliates which owned 100% of the Funds' outstanding shares as of the date of this Statement of Additional Information. Therefore, GWL&A would be deemed to control each Fund as the term "control" is defined in the Investment Company Act of 1940. As of the date of this Statement of Additional Information, the trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the outstanding share of each Fund.

Investment Advisory Agreement


The Investment Advisory Agreement became effective on January 27, 1997. As approved, the Agreement will remain in effect until August 20, 1998, and will continue in effect from year to year if approved annually by the Board of Trustees including the vote of a majority of the trustees who are not parties to the Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of each Fund. Any amendment to the Agreement becomes effective with respect to a Fund upon approval by vote of a majority of the voting securities of the Fund. The agreement is not assignable and may be terminated without penalty with respect to any Fund either by the Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund or by GW Capital Management, each on 60 days notice to the other party.

The Investment Advisory Agreement provides that GW Capital Management, subject to the direction of the Board of Trustees, is responsible for selecting the Funds' investments and for managing their business affairs.
 GW  Capital
Management provides the Funds' portfolio managers who consider analyses from various sources, make the necessary investment decisions, and  effect
transactions accordingly. GW Capital Management also performs certain administrative and management services for the Fund and provides all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreement.

The Investment Advisory Agreement provides that GW Capital Management shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


Managements Fees


Each Fund pays a management fee to GW Capital Management for managing its investments and business affairs. GW Capital Management is paid monthly at an annual rate of a Fund's average net assets according to the following schedule.



     MANAGEMENT FEE
                                                                           (as a
percentage of average net assets)

    -------------------

Money Market Fund
            0.20%
Preferred Stock Fund
            0.90%
Index 600 Fund
            0.60%
Index 500 Fund
            0.60%
Index Pacific Fund
            1.00%
Index European Fund
            1.00%

Expenses of the Funds


In addition to the management fees paid to GW Capital Management, the Trust pays certain other costs including, but not limited to, (a) brokerage commissions;
(b) federal, state and local taxes, including issue and transfer taxes incurred by or levied on the Funds; (c) interest charges on borrowing; (d) fees and expenses of registering the shares of the Funds under the applicable federal securities laws and of qualifying shares of the Fund under applicable state securities laws including expenses attendant upon renewing and increasing such registrations and qualifications; (e) expenses of printing and distributing the Funds' prospectus and other reports to shareholders; (f) costs of proxy solicitations; (g) transfer agent fees; (h) charges and expenses of the Trust's custodian; (i) compensation and expenses of the "independent" trustees; and (j) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligations of the Trust to indemnify its trustees and officers with respect thereto.

Subject to revision, GW Capital Management has voluntarily agreed to reimburse the Index Pacific Fund, the Index European Fund, and the Money Market Fund to the extent that total operating expenses, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, exceed 1.20%, 1.20%, and 0.46%, respectively, of average net assets.


                                              PORTFOLIO
TRANSACTIONS


Subject to the direction of the Board of Trustees, GW Capital Management is primarily responsible for placement of Funds' portfolio transactions. GW Capital Management has no obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of the Trust to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While GW Capital Management generally will seek reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.


Transactions on U.S. futures and stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Commissions vary among different brokers and dealers, which may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those for negotiated transactions in the United States. Prices for over-the-counter transactions usually include an undisclosed commission or "mark-up" that is retained by the broker or dealer effecting the trade. The cost of securities purchased from an underwriter or from a dealer in connection with an underwritten offering usually includes a fixed commission which is paid by the issuer to the underwriter or dealer.
Transactions in U.S.
government securities occur usually through issuers and underwriters of and major dealers in such securities, acting as principals. These transactions are normally made on a net basis and do not involve payment of brokerage commissions.


In placing portfolio transactions, GW Capital Management may give consideration to brokers or dealers which provide supplemental investment research, in addition to such research obtained for a flat fee, and pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may charge for the same transaction. Such supplemental research ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. Supplemental research obtained through brokers or dealers will be in addition to and not in lieu of the services required to be performed by GW Capital Management. The expenses of GW Capital Management will not necessarily be reduced as a result of the receipt of such supplemental information. GW Capital Management may use any supplemental investment research obtained for the benefit of the Funds in providing investment advice to its other investment advisory accounts, and may use such information in managing its own accounts. Conversely, such supplemental information obtained by the placement of business for GW Capital Management will be considered by and may be useful to GW Capital Management in carrying out its obligations to the Trust.

If in the best interests of both one or more Funds and other client accounts of
GW Capital Management, GW Capital Management may, to the extent permitted by applicable law, but need not, aggregate the purchases or sales of securities for these accounts to obtain favorable overall execution. When this occurs, GW Capital Management will allocate the securities purchased and sold and the expenses incurred in a manner that it deems equitable to all accounts. In making this determination, GW Capital Management may consider, among other things, the investment objectives of the respective client accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally, and the opinions of persons responsible for managing the Funds and other client accounts. The use of aggregated transactions may adversely affect the size of the position obtainable for the Funds, and may itself adversely affect transaction prices to the extent that it increases the demand for the securities being purchased or the supply of the securities being sold.


Portfolio Turnover

The turnover rate for each Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the Fund during the fiscal year. In computing the portfolio turnover rate, certain U.S. government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded.



There are no fixed limitations regarding the portfolio turnover of the Funds. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Fund may be disposed of when appropriate in GW Capital Management's judgement.


With respect to any Fund, a higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders. Higher portfolio turnover may also increase a shareholder's current tax liability for capital gains by increasing the level of capital gains realized by a Fund.

Although it is not possible to predict future portfolio turnover rates accurately, and such rates may vary from year to year, each fee the portfolio turnover rates of the Preferred Stock Fund, Index 600 Fund, Index 500 Fund, Index Pacific Fund and Index European Fund are not expected to exceed 100% in the coming year.

                                         VALUATION OF PORTFOLIO
SECURITIES


The net asset value of each Fund is determined in the manner described in the Prospectus. Securities held by each Fund other than the Money Market Fund will be valued as follows: portfolio securities which are traded on stock exchanges are valued at the last sale price on the principal exchange as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between the bid and asked prices. Securities traded in the over-the-counter market and included in the National Market System are valued at the mean between the bid and asked prices which may be based on the valuations furnished by a pricing service or from independent securities dealers.
 Otherwise,
over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under procedures or guidelines established by the Board of Trustees, including valuations furnished by pricing services retained by GW Capital Management.

The net asset value per share of the Money Market Fund is determined by using the amortized cost method of valuing its portfolio instruments. Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued daily as income over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the Fund's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized costs may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. For all Funds, securities with remaining maturities of not more than 60 days are valued at amortized cost, which approximates market value.


The amortized cost method of valuation permits the Money Market
Fund to maintain
a stable $1.00 net asset value per share. The Board of Trustees periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the Board of Trustees will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results  to
shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or if not available, at fair market value as determined in good faith by the Board of Trustees, and in kind redemption of portfolio securities (considered highly unlikely by management of the Trust).

                                              INVESTMENT
PERFORMANCE

The Funds may quote measure of investment performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicated future returns.

Money Market Fund


In accordance with regulations prescribed by the SEC, the Trust is required to compute the Money Market Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.


The SEC also permits the Trust to disclose the effective yield of the Money Market Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


The yield on amounts held in the Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and quality of portfolio securities held by the Fund, and its operating expenses.

Other Funds

Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of a Fund are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:


         P(I+T)n = ERV


Where:            P        =        a hypothetical initial payment
of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  ERV      =        ending redeemable value of the
hypothetical $
                                    1,000 initial payment made at
the beginning of
                                    the designated period (or
fractional portion
                                    thereof)

The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of a Fund, or of a hypothetical investment in a Fund, over any period up to the lifetime of the Fund. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

Each Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution. A Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.


Standardized Yield Quotations. The yield of a Fund is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:


         2[( a - b + 1 )6 - 1 ]
             (cd)

Where:            a =      net investment income earned during the
period

                  b =      net expenses accrued for the period

                  c =      the average daily number of shares
outstanding
                           during the period that were entitled to
receive
                                    dividends

                  d =      the maximum offering price per share

Net investment income will be determined in accordance with rules established by the SEC.

Performance Comparisons

Performance information contained in reports to shareholders, advertisement, and other promotional materials may be compared to that of various unmanaged indexes. These indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating expenses.

Advertisements quoting performance rankings of a Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morning Star, Inc., and advertisements presenting a Fund's the historical performance, may form time to time be sent to investors or placed in newspapers and magazines such as The New York Times, The Wall Street Journal, Barons, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or any other media on behalf of the Funds.

                                  ADDITIONAL PURCHASE AND
REDEMPTION INFORMATION


Each Fund is open for business and its net asset value per share is calculated each day that the New York Stock Exchange ("NYSE") is open for trading. The Funds anticipates that the NYSE will be closed for trading on:
New Year's Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Though it is expected that the same holiday schedule will be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the Funds will not process wire purchase and redemptions on days when the Federal Reserve Wire System is closed, and may be unable to do so during periods of severe weather or other emergency conditions.

Payment to shareholders for shares redeemed, that is sold back to a Fund, will be made within seven days after receipt by the Transfer Agent of a request for redemption in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment for more than seven days (a) for any period (i) during which the New York Stock Exchange ("NYSE") is closed other than customary week-end and holiday closings or (ii) during which trading on the NYSE is restricted; (b) for any period during which an emergency exists as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders.


If a Fund is requested to redeem shares for which it has not yet received good payment, the Fund may delay the payment of redemption proceeds until such time as it has received good funds for the purchase of the shares being redeemed.


The value of shares redeemed may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                        DIVIDENDS, DISTRIBUTIONS
AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of any Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.

Qualification as a Regulated Investment Company


The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, each of the Funds will seek to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund will not be subject federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Each Fund will be subject to tax at regular corporate rates on any income or gains that it does not distribute.
Distributions by a Fund made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, each Fund must (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Fund's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, currencies (the "Income Requirement"); and
(ii) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short- Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not be characterized as Short-Short Gain if they are directly related to the Fund's investment in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.


In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by a Fund as part of a "straddle," or (iii) the asset is stock and a Fund grants certain call options with respect thereto. However, for purposes of the Short-Short Gain Text, the holding period of the asset disposed of may be reduced only in the case of clause (i), above.

Certain debt securities purchased by a Fund (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for Federal income tax purposes. Whether or not a Fund actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Fund each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

In addition, a Fund may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time the Fund purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt securityissued after July 18, 1984 having a fixed maturity date or more than six months from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless a Fund elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless a Fund makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than six months from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period a Fund held the security. A Fund may be required to capitalize, rather than deduct currently, part of all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless such Fund makes the election to include market discount in income currently).

At the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets must consist of cash or cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test").

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of the Fund. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.


If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The
Fund might also be
required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that the Fund will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.


Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

U.S. Treasury regulations may permit a regulated investment company, in determining its investment company taxable income and undistributed net capital for any taxable year, to treat any capital loss incurred after October 31 as if it had been incurred in the succeeding year. For purposes of the excise tax, a regulated investment company may: (I) reduce its capital gain net income by the amount of any net ordinary loss for any calendar year; and (ii) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will generally not qualify for the 70% dividends-received deduction for corporations.


A Fund may either retain or distribute to shareholders the Fund's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his or her shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his or her shares. Conversely, if a Fund elects to retain net capital gain, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the then current applicable corporate tax rate. If a Fund elects to retain its net capital gain, it is expected the Fund will also elect to have shareholders treated as having received a distribution of such gain, with the result that the shareholders will be required to report their respective shares of such gain on their returns as long-term capital gain, will receive a refundable tax credit for their allocable share of tax paid by the Fund on the gain, and will increase the tax basis for their shares by an amount equal to the deemed distribution less the tax credit.


Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gain dividend. Those purchasing just prior to an ordinary income dividend or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and will reduce) the shareholder's tax basis in his or her shares; any excess will be treated as gain from the sale of his or her shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders (and made by the Fund) on December 31, of such calendar year if such distributions are actually made in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Sale or Redemption of Fund Shares

A shareholder will recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, special holding period rules provided in Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. For shareholders who are individuals, capital gains are currently taxed at the same rate as ordinary income, up to a maximum rate of 28 percent and the deduction of capital losses is subject to limitation.

Backup Withholding

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Each Fund also reserves the right to close accounts that fail to provide a certified tax identification number, by redeeming such accounts in full at the current net asset value.

Foreign Shareholders

The U.S. federal income taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income for a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate, if applicable) upon the gross amount of the dividend. Such foreign shareholders generally would be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and on capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 20% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences tothem of an investment in the Funds, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

The foregoing  general  discussion of U.S.  federal income tax consequences  is
based on the Code and the regulations issued thereunder as in effect on the date
of  this   Statement  of   Additional   Information.   Future
legislative   or
administrative   changes  or  court  decisions  may  significantly
 change  the
conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investments in the Funds.

                                                 OTHER INFORMATION

Organization of the Trust

The Trust is an open-end management investment company organized as a Delaware business trust on July 23, 1996. The Trust has authorized capital of an unlimited number of shares of beneficial interest in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Presently, each Fund represents a separate series of shares. The Trust may establish additional series or classes in the future.

The assets of the Trust received for the sale of shares of a Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are allocated to such Fund, and constitute the underlying assets of such Fund. The underlying assets of a Fund are accounted for separately on the books of the Trust, and are to be charged with the liabilities with respect to such Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated between the Funds in a manner deemed to be fair and equitable by the Board of Trustees. In the event of dissolution or liquidation of a Fund, the Board of Trustees will distribute the remaining proceeds or assets of the Fund ratably among its shareholders.


Shareholder and Trustee Liability


Shareholders of a business trust such as the Trust may, under certain circumstance, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that every note, bond, contract or other undertaking entered into or executed by the Trust or the trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Fund's assets of any shareholders held personally liable for the obligations of the Fund. The Declaration of Trust also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgement thereon. In addition, under Delaware law, shareholders of the Funds are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. In view of the above, the risk of personal liability to shareholders is remote.


The Declaration of Trust further provides that the trustees will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects the trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Voting Rights


The shares of the Funds have no preemptive or conversion rights. Voting and dividends rights, the right or redemption, and exchange privileges are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or any Fund may, as set forth in the Declaration of Trust, call meetings of the Trust or a Fund for any purpose related to the Trust or Fund, as the case may be, including in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more trustees. The Trust or any Fund may be terminated upon the sale of its assets to another investment company (as defined in the Investment Company Act of 1940, as amended), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or the Fund. If not so terminated, the Trust or the Fund will continue indefinitely.


Custodian


The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the Funds' assets. The custodian is responsible for the safekeeping of a Fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a Fund or in deciding which securities are purchased or sold by a Fund. However, a Fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.


Independent Public Accountant


Deloitte & Touche LLP,  555 17th Street,  Suite 3600,  Denver,
Colorado  80202,
serves as the  Funds'  independent  public  accountant.  Deloitte
& Touche  LLP
examines financial statements for the Funds and provides other audit, tax, and related services.


                                               FINANCIAL STATEMENTS


The Trust's and each Fund's audited financial statements as of January 27,1997, together with the notes thereto and the report of Deloitte & Touche LLP and the Trust's and each of the Fund's unaudited financial statements as of April 30, 1997, together with the notes thereto are attached to this Statement of Additional Information.

                                                Price Make-up Sheet
                                             Orchard Money Market
Fund

                                                                          Period
                                                                           Ended
              Per Share Amount
                                                                         4/30/97

Undistributed Net Investment Income -
Beginning of Year                                           $
          0

Dividend Income
          0

Ordinary Income
     36,170

Operational Expenses
     (3301)

Net Investment Income
     32,869

Dividend Distribution - End of Year
   (32,869)

Undistributed Net Investment Income -
          0
End of Year


Net Short-Term Realized Gain (Loss) on
Investments - Beginning of Year
          0

Net Short-Term Realized Gain (Loss) on
Investments - End of Year
          0

Distribution from Net Short-Term Gain

Accumulated Undistributed Net Short-Term
          0
Realized Gain (Loss) on Investment

Net Long-Term Realized Gain (Loss) on
          0
Investments - Beginning of Year

Net Long-Term Realized Gain (Loss) on
          0
Investments - End of Year

Distribution from Net Long-Term Realized Gain
          0

Accumulated Undistributed Net Long-Term
Realized Gain (Loss) on Investment
          0

Net Unrealized Appreciation (Depreciation) on
          0
Investments


Capital Stock at Par
          0

Additional Paid-in Capital
  3,032,484                             1.0000

Net Assets
  3,032,484                             1.0000

Shares Outstanding
  3,032,484



                                                Price Make-up Sheet
                                           Orchard Preferred Stock
Fund

                                                                          Period
                                                                           Ended
              Per Share Amount
                                                                         4/30/97

Undistributed Net Investment Income -
Beginning of Year                                           $
          0

Dividend Income
     65,214

Ordinary Income
      3,721

Operational Expenses
    (8,558)

Net Investment Income
     60,377

Dividend Distribution - End of Year
   (57,095)

Undistributed Net Investment Income -
      3,282                             0.0081
End of Year


Net Short-Term Realized Gain (Loss) on
          0
Investments - Beginning of Year

Net Short-Term Realized Gain (Loss) on
    (8,006)
Investments - End of Year

Distribution from Net Short-Term Gain

Accumulated Undistributed Net Short-Term
    (8,006)                           (0.0197)
Realized Gain (Loss) on Investment

Net Long-Term Realized Gain (Loss) on
          0
Investments - Beginning of Year

Net Long-Term Realized Gain (Loss) on
          0
Investments - End of Year

Distribution from Net Long-Term Realized Gain
          0

Accumulated Undistributed Net Long-Term
          0
Realized Gain (Loss) on Investment

Net Unrealized Appreciation (Depreciation) on
  (60,734)                            (0.1497)
Investments


Capital Stock at Par
          0

Additional Paid-in Capital
  4,057,095                             9.9976

Net Assets
  3,991,637

Shares Outstanding

                                                Price Make-up Sheet
                                              Orchard Index 500
Fund

                                                                          Period
                                                                           Ended
              Per Share Amount
                                                                         4/30/97

Undistributed Net Investment Income -
Beginning of Year                                           $
          0

Dividend Income
     21,094

Ordinary Income
      1,527

Operational Expenses
    (6,422)

Net Investment Income
     16,199

Dividend Distribution - End of Year
   (15,329)

Undistributed Net Investment Income -
End of Year
        870                             0.0019


Net Short-Term Realized Gain (Loss) on
Investments - Beginning of Year
          0

Net Short-Term Realized Gain (Loss) on
Investments - End of Year
         32

Distribution from Net Short-Term Gain
          0

Accumulated Undistributed Net Short-Term
Realized Gain (Loss) on Investment
         32                             0.0001

Net Long-Term Realized Gain (Loss) on
Investments - Beginning of Year
          0

Net Long-Term Realized Gain (Loss) on
Investments - End of Year
          0

Distribution from Net Long-Term Realized Gain
          0

Accumulated Undistributed Net Long-Term
Realized Gain (Loss) on Investment
          0

Net Unrealized Appreciation (Depreciation) on
     85,211                             0.1887
Investments


Capital Stock at Par

Additional Paid-in Capital
  4,515,329                            10.0003

Net Assets
  4,601,442                            10.1910

Shares Outstanding
    451,519

                                                Price Make-up Sheet
                                              Orchard Index 600
Fund

                                                                          Period
                                                                           Ended
              Per Share Amount
                                                                         4/30/97

Undistributed Net Investment Income -
Beginning of Year                                           $
          0

Dividend Income
      9,833

Ordinary Income
      1,511

Operational Expenses
    (6,192)

Net Investment Income
      5,152

Dividend Distribution - End of Year
    (5,085)

Undistributed Net Investment Income -


End of Year
         67                             0.0002


Net Short-Term Realized Gain (Loss) on
Investments - Beginning of Year
          0

Net Short-Term Realized Gain (Loss) on
Investments - End of Year
      7,567

Distribution from Net Short-Term Gain
          0

Accumulated Undistributed Net Short-Term
Realized Gain (Loss) on Investment
      7,567                             0.0168


Net Long-Term Realized Gain (Loss) on
Investments - Beginning of Year
          0

Net Long-Term Realized Gain (Loss) on
Investments - End of Year
          0

Distribution from Net Long-Term Realized Gain
          0

Accumulated Undistributed Net Long-Term
Realized Gain (Loss) on Investment
          0

Net Unrealized Appreciation (Depreciation) on
  (285,862)                           (0.6345)
Investments


Capital Stock at Par

Additional Paid-in Capital
  4,505,085                             9.9991

Net Assets
  4,226,857                             9.3816

Shares Outstanding
    450,547

                                                Price Make-up Sheet
                                            Orchard Index European
Fund

                                                                          Period
                                                                           Ended
              Per Share Amount
                                                                         4/30/97

Undistributed Net Investment Income -
Beginning of Year                                           $
          0

Dividend Income
     27,529

Ordinary Income
      1,790

Operational Expenses
   (13,123)

Net Investment Income
     16,196

Dividend Distribution - End of Year
          0

Undistributed Net Investment Income -
End of Year
     16,196                             0.0360


Net Short-Term Realized Gain (Loss) on
Investments - Beginning of Year
          0

Net Short-Term Realized Gain (Loss) on
Investments - End of Year
      (428)

Distribution from Net Short-Term Gain
          0

Accumulated Undistributed Net Short-Term
Realized Gain (Loss) on Investment
      (428)                             0.0001

Net Long-Term Realized Gain (Loss) on
Investments - Beginning of Year
          0

Net Long-Term Realized Gain (Loss) on
Investments - End of Year
          0

Distribution from Net Long-Term Realized Gain
          0

Accumulated Undistributed Net Long-Term
Realized Gain (Loss) on Investment
          0

Net Unrealized Appreciation (Depreciation) on
    152,645                             0.3392
Investments


Capital Stock at Par

Additional Paid-in Capital
  4,500,000                            10.0000

Net Assets
  4,668,413                            10.3743

Shares Outstanding
    450,000

                                                Price Make-up Sheet
                                            Orchard Index Pacific
Fund

                                                                          Period
                                                                           Ended
              Per Share Amount
                                                                         4/30/97

Undistributed Net Investment Income -
Beginning of Year                                           $
          0

Dividend Income

     19,346

Ordinary Income
      4,554

Operational Expenses
   (12,862)

Net Investment Income
     11,038

Dividend Distribution - End of Year
          0

Undistributed Net Investment Income -
End of Year
     11,038                             0.0245


Net Short-Term Realized Gain (Loss) on
Investments - Beginning of Year
          0

Net Short-Term Realized Gain (Loss) on
Investments - End of Year
          0

Distribution from Net Short-Term Gain
          0

Accumulated Undistributed Net Short-Term
Realized Gain (Loss) on Investment
          0                             0.0001


Net Long-Term Realized Gain (Loss) on
Investments - Beginning of Year
          0

Net Long-Term Realized Gain (Loss) on
Investments - End of Year
          0

Distribution from Net Long-Term Realized Gain
          0

Accumulated Undistributed Net Long-Term
Realized Gain (Loss) on Investment
          0

Net Unrealized Appreciation (Depreciation) on
     34,893                             0.0776
Investments

Capital Stock at Par

Additional Paid-in Capital
  4,500,000                            10.0000

Net Assets
  4,545,931                            10.1021

Shares Outstanding
    450,000

                                                                        APPENDIX


Corporate Bond Ratings by Moody's Investors Service, Inc.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Corporate Bond Ratings by Standard & Poor's
Corporation


AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

BB, B, CCC, and CC - Standard & Poor's describes the BB, B, CCC and CC rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Commercial Paper Ratings by Moody's Investors Service, Inc.

Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations.  The
effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.


A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

                                    ORCHARD SERIES FUND


                                    Statement of Assets and
Liabilities
                                    as of January 27, 1997 and
                                    Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholder of Orchard Series Fund

We have audited the accompanying statement of assets and liabilities of Orchard Money Market Fund, Orchard Preferred Stock Fund, Orchard Index 600 Fund, Orchard Index 500 Fund, Orchard Index Pacific Fund, and Orchard Index European Fund, of Orchard Series Fund as of January 27, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Orchard Money Market Fund, Orchard Preferred Stock Fund, Orchard Index 600 Fund, Orchard Index 500 Fund, Orchard Index Pacific Fund, and Orchard Index European Fund, of Orchard Series Fund as of January 27, 1997 in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE  LLP

Denver, Colorado
July 28, 1997

                                    THE ORCHARD SERIES FUND

                                    Financial     Statements    and
  Financial
                                    Highlights  for the Period
February 3, 1997
                                    (Inception) to April 30, 1997

THE ORCHARD SERIES FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997

-----------------------------------------------------------------
-----------------------------------------------------------------

                         ORCHARD            ORCHARD
ORCHARD             ORCHARD            ORCHARD              ORCHARD
                         INDEX 500          INDEX 600
INDEX               INDEX              MONEY            PREFERRED

EUROPEAN             PACIFIC            MARKET
                          FUND               FUND
FUND                FUND               FUND             STOCK FUND
                      -----------------  -----------------
-------------------  ----------------- -------------------
-----------
ASSETS:
Investments at value:
Short-term investments
                                  $  2,782,691
Common stocks           $  4,582,235       $  4,200,578       $
4,641,587         $  4,229,064
Preferred stocks
                                                                    $  3,924,208
                         ----------------- -----------------
-------------------  ----------------- -------------------
---------
Total investments
(cost $4,497,024;
$4,486,440;                4,582,235        4,200,578
4,641,587            4,229,064         2,782,691
3,924,208
$4,488,942; $4,194,171;






 $2,782,691; $3,984,942)

Cash                          15,744             17,610
15,929             310,717         236,319               59,686
Dividends and interest
receivable                    6,330              2,181
 20,119               15,114            14,774            13,746
Receivables for
investments sold              1,600              10,769
                                        150,000
                       -----------------  -----------------
-------------------  ----------------- -------------------
--------

 Total assets               4,605,909          4,231,138
4,677,635            4,554,895         3,183,784        3,997,640
                       -----------------  -----------------
-------------------  ----------------- -------------------
---------

LIABILITIES:
  Dividend payable
                                            385
  Due to GW Capital
Management                      4,467              4,281
   9,222                8,964             2,318           6,003
Payables for investments purchased
                                        148,597
                          -----------------  -----------------
-------------------  ----------------- -------------------  ------

Total liabilities               4,467              4,281
   9,222                8,964             151,300         6,003
                         -----------------  -----------------
-------------------  ----------------- -------------------
--------

NET ASSETS               $  4,601,442       $  4,226,857       $
4,668,413         $  4,545,931       $ 3,032,484       $3,991,637
                        =================  =================
===================  ================= =================
============

NET ASSETS REPRESENTED BY:
Capital stock, no par value $ 4,515,329       $  4,505,085       $
4,500,000         $  4,500,000       $ 3,032,484     $4,057,095
Net unrealized appreciation
(depreciation) on investmen      85,211             (285,862)
    291,146              167,974                        (60,734)
Undistributed net investment
income (loss)                       870                67
     16,196             11,038                         3,282
Accumulated net short-term
realized gain (loss) on              32                 7,567






        (428)                                             (8,006)
investments
Net unrealized appreciation
depreciation) on translation of
assets and liabilities denominated
 in foreign currencies
   (138,501)          (133,081)
                          -----------------  -----------------
-------------------  ----------------- -------------------  -------

NET ASSETS                 $  4,601,442       $  4,226,857       $
4,668,413         $  4,545,931       $ 3,032,484     $3,991,637
                        =================  =================
===================  ================= ===================
=========

NET ASSET VALUE
PER OUTSTANDING SHARE       $  10.1910         $  9.3816
$  10.3743           $  10.1021         $ 1.0000          $9.8363
                         =================  =================
===================  ================= ===================
========

SHARES OF CAPITAL STOCK:
  Outstanding                451,519            450,547
450,000              450,000           3,032,484         405,808

See notes to financial statements.


THE ORCHARD SERIES FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO APRIL 30, 1997
-----------------------------------------------------------------
-----------------------------------------------------------------

                          ORCHARD          ORCHARD
ORCHARD             ORCHARD             ORCHARD
ORCHARD
                        INDEX 500        INDEX 600           INDEX
         INDEX PACIFIC           MONEY              PREFERRED

EUROPEAN                                 MARKET
                           FUND            FUND               FUND


                FUND                FUND             STOCK FUND
                     ---------------- ---------------
-------------------- ------------------ --------------------
--------------
INVESTMENT INCOME:
    Interest            $  1,527         $  1,511         $ 1,790
           $  4,554            $ 36,170             $  3,721
    Dividends             21,113           9,839           29,323
             19,505                                   65,214
    Less:  Foreign
 withholding tax           (19)             (6)             (1,794)
            (159)
                     ---------------- ---------------
-------------------- ------------------ --------------------
--------------

Total income              22,621           11,344          29,319
             23,900             36,170                68,935
                    ---------------- ---------------
-------------------- ------------------ --------------------
----------------

EXPENSES:
 Salaries                                                   873
              873                873
 Legal and SEC fees                                          7
               7                  5
 Directors' fees                                             25
               27                 17
 Audit fees                                               5,533
            5,533              2,280
 Investment administ                                     23,230
           23,230             11,292
 Bank and custodial                                      26,667
           26,667             6,667
 Other expenses                                           8,096
            8,093              63
 Management fee         6,422            6,192           10,936
           10,718             1,435                 8,558
                    --------------- ---------------
-------------------- ------------------ --------------------
-----------------

Total expenses          6,422            6,192           75,367
           75,148             22,632                8,558

Less amount paid by
GW Capital Management                                    62,244
           62,286             19,331
                     -------------- ---------------
-------------------- ------------------ --------------------
-----------------

Net expenses            6,422            6,192           13,123






           12,862             3,301                 8,558
                   ---------------- ---------------
-------------------- ------------------ --------------------
-----------------

NET INVESTMENT
 INCOME                16,199           5,152           16,196
          11,038             32,869                60,377
                  ---------------- ---------------
-------------------- ------------------ --------------------
-----------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net short-term realized
gain (loss) on investments  32               7,567           (428)
                                                                         (8,006)
Change in net unrealized
preciation (depreciation)
on investment            85,211           (285,862)       291,146
            167,974                                  (60,734)
Change in net unrealized
appreciation (depreciation)
on translation of assets and
liabilities denominated in
foreign currencies                                       (138,501)
          (133,081)
                   ---------------- ---------------
-------------------- ------------------ --------------------
-----------------

Net change in realized and
unrealized appreciation
(depreciation) on        85,243           (278,295)       152,217
            34,893             0                     (68,740)
investments         ---------------- ---------------
-------------------- ------------------ --------------------
---------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS      $  101,442       $  (273,143)     $ 168,413
        $  45,931           $ 32,869             $  (8,363)
                    ================ ===============
==================== ================== ====================
================

See notes to financial statements

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FEBRUARY 3, 1997 (INCEPTION) TO APRIL 30, 1997
-----------------------------------------------------------------
----------------------------------------------------------------
                     ORCHARD            ORCHARD             ORCHARD
            ORCHARD              ORCHARD              ORCHARD
                    INDEX 500          INDEX 600             INDEX
          INDEX PACIFIC        MONEY MARKET           PREFERRED

EUROPEAN
                       FUND               FUND                 FUND
              FUND                 FUND             STOCK FUND
                   --------------  -------------------
-------------------  --------------  ------------------
-------------

INCREASE (DECREASE)
IN  NET ASSETS:

OPERATIONS:
Net investment
income               $  16,199          $  5,152           $
16,196            $  11,038            $ 32,869              $
60,377
Net short-term
realized gain (loss)
on investments           32                 7,567
(428)
(8,006)
Change in net
unrealized appreciation
(depreciation) on       85,211             (285,862)
291,146              167,974
(60,734)
investments
Change in net
unrealized appreciation
(depreciation) on
translation of
assets and liabilities
 in foreign currencies
(138,501)            (133,081)
                   -----------------  -----------------
-------------------- ------------------- ---------------------
----------

Net increase (decrease)
in net assets resulting






 from operations         101,442            (273,143)
168,413              45,931              32,869
(8,363)
                   -----------------  -----------------
-------------------- ------------------- ---------------------
----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment
income and net
short-term realized
gain                    (15,329)           (5,085)
                                    (32,869)            (57,095)
                  -----------------  -----------------
-------------------- ------------------- ---------------------
------------

Total distributions     (15,329)           (5,085)            0
                0                   (32,869)           (57,095)
                  -----------------  -----------------
-------------------- ------------------- ---------------------
------------

SHARE TRANSACTIONS:
Net proceeds from
sales of shares       4,500,000          4,500,000
4,500,000            4,500,000           3,000,000
4,000,000
Reinvestment of
distributions            15,329             5,085
                                     32,484              57,095
                -----------------  -----------------
-------------------- ------------------- ---------------------
-------------
Net increase (decrease)
in net assets
resulting from
share transactions    4,515,329          4,505,085
4,500,000            4,500,000           3,032,484
4,057,095
               -----------------  -----------------
-------------------- ------------------- ---------------------
---------------

Total increase
 in net assets      4,601,442          4,226,857          4,668,413
          4,545,931           3,032,484             3,991,637

NET ASSETS:
Beginning of period       0                  0                  0
                  0                   0                     0
             -----------------  -----------------
-------------------- ------------------- ---------------------
-----------------






End of period    $  4,601,442       $  4,226,857       $  4,668,413
       $  4,545,931         $ 3,032,484           $ 3,991,637
             =================  =================
==================== =================== =====================
================

OTHER INFORMATION:

SHARES:
Sold                  450,000            450,000            450,000
            450,000             3,000,000             400,000
Issued in
reinvestment
of distributions        1,519              547
                                    32,484                5,808
              -----------------  -----------------
-------------------- ------------------- ---------------------
----------------

Net increase          451,519            450,547            450,000
            450,000             3,032,484             405,808
              ================  =================
==================== =================== =====================
=================

See notes to financial statements.

THE ORCHARD SERIES FUND

ORCHARD INDEX 500 FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------
------------------------------------------------------------


Selected data for a share of capital  stock of the fund for the period  February
3, 1997 (inception) to April 30, 1997 is as follows:


    Period

    Ended








April 30, 1997

--------------------

Net Asset Value, Beginning of Period                           $
10.0000

Income From Investment Operations

Net investment income
0.0360

Net realized and unrealized gain (loss)
0.1891

--------------------

Total Income (Loss) From Investment Operations
0.2251

Less Distributions

From net investment income
(0.0341)

Total Distributions
(0.0341)

--------------------

Net Asset Value, End of Period                                 $
10.1910

====================

Total Return
9.31%*

Net Assets, End of Period                                      $
4,601,442

Average Commission Rate Paid
Per Share Bought or Sold                                       $
0.0322

Ratio of Expenses to Average Net Assets
0.60%*

Ratio of Net Investment Income to Average Net Assets
1.51%*

Portfolio Turnover Rate
0.32%








*Annualized





                                                                     (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------
-------------------------------------------------------------

Selected data for a share of capital  stock of the fund for the period  February
3, 1997 (inception) to April 30, 1997 is as follows:


   Period

    Ended


April 30, 1997

-------------------

Net Asset Value, Beginning of Period                           $
10.0000

Income From Investment Operations

Net investment income
0.0114

Net realized and unrealized gain (loss)
(0.6185)

-------------------

Total Income (Loss) From Investment Operations
(0.6071)

Less Distributions

From net investment income
(0.0113)

Total Distributions
(0.0113)

-------------------

Net Asset Value, End of Period                                 $
9.3816

===================

Total Return
(22.16%)*

Net Assets, End of Period                                      $
4,226,857

Average Commission Rate Paid
Per Share Bought or Sold                                       $
0.0311

Ratio of Expenses to Average Net Assets
0.60%*

Ratio of Net Investment Income to Average Net Assets
0.51%*

Portfolio Turnover Rate
3.96%


*Annualized



                                                                     (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX EUROPEAN FUND

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------
-------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period February 3, 1997 (inception) to April 30, 1997 is as follows:


   Period

    Ended


April 30, 1997

-------------------

Net Asset Value, Beginning of Period                           $
10.0000

Income From Investment Operations

Net investment income
0.0360

Net realized and unrealized gain (loss)
0.3383

-------------------

Total Income (Loss) From Investment Operations
0.3743

Net Asset Value, End of Period                                 $
10.3743

===================

Total Return
15.83%*

Net Assets, End of Period                                      $
4,668,413

Average Commission Rate Paid
Per Share Bought or Sold                                       $
0.0465

Ratio of Expenses to Average Net Assets
1.20%*

Ratio of Net Investment Income to Average Net Assets
1.46%*

Portfolio Turnover Rate
0.68%


*Annualized



                                                                     (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX PACIFIC FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------
-------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period February 3, 1997 (inception) to April 30, 1997 is as follows:


   Period

    Ended


April 30, 1997

-------------------

Net Asset Value, Beginning of Period                           $
10.0000

Income From Investment Operations

Net investment income
0.0245

Net realized and unrealized gain (loss)
0.0776

-------------------

Total Income (Loss) From Investment Operations
0.1021

Net Asset Value, End of Period                                 $
10.1021

===================

Total Return
4.15%*

Net Assets, End of Period                                      $
4,545,931

Average Commission Rate Paid
Per Share Bought or Sold                                       $
0.0122

Ratio of Expenses to Average Net Assets
1.20%*

Ratio of Net Investment Income to Average Net Assets
1.02%*

Portfolio Turnover Rate
0.00%


*Annualized



                                                                     (Continued)

THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------
-------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period February 3, 1997 (inception) to April 30, 1997 is as follows:


   Period

    Ended

April 30, 1997

-------------------

Net Asset Value, Beginning of Period                           $
1.0000

Income From Investment Operations

Net investment income
0.0108

-------------------

Total Income (Loss) From Investment Operations
0.0108

Less Distributions

From net investment income
(0.0108)

-------------------

Total Distributions
(0.0108)

-------------------

Net Asset Value, End of Period                                 $
1.0000

===================

Total Return
4.40%*

Net Assets, End of Period                                      $
3,032,484

Ratio of Expenses to Average Net Assets
0.46%*

Ratio of Net Investment Income to Average Net Assets
4.57%*

Portfolio Turnover Rate
0.00%


*Annualized

                                                                     (Continued)

THE ORCHARD SERIES FUND

ORCHARD PREFERRED STOCK FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------
------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period February 3, 1997 (inception) to April 30, 1997 is as follows:


   Period

    Ended


April 30, 1997

-------------------

Net Asset Value, Beginning of Period                           $
10.0000

Income From Investment Operations

Net investment income
0.1508

Net realized and unrealized gain (loss)
(0.1718)

-------------------

Total Income (Loss) From Investment Operations
(0.0210)

Less Distributions

From net investment income
(0.1427)

From net realized gains

-------------------

Total Distributions
(0.1427)

-------------------

Net Asset Value, End of Period                                 $
9.8363

===================

Total Return
(0.84%)*

Net Assets, End of Period                                      $
3,991,637

Ratio of Expenses to Average Net Assets
0.90%*

Ratio of Net Investment Income to Average Net Assets
6.33%*

Portfolio Turnover Rate
4.85%


*Annualized



                                                                     (Concluded)

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997



1.       ORGANIZATION

         The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust) on July 23, 1996.
         The Trust offers six separate diversified portfolios, commonly known as mutual funds (the Funds), which are registered with the Securities and
         Exchange Commission under the provisions of the Investment Company Act of 1940 ( as amended):  Orchard Index 500 Fund, Orchard
Index 600 Fund,
         Orchard Index European Fund,  Orchard Index Pacific Fund,
Orchard Money
         Market Fund, and Orchard Preferred Stock Fund.

         Initial capitalization of $100,000 for each Fund was received on
         January  27, 1997 from  Great-  West Life & Annuity
Insurance  Company
         (GWL&A). Each Fund received additional capitalization from GWL&A on
         February 3, 1997 as follows:  $2,900,000 for Orchard Money
Market Fund,
         $3,900,000 for Orchard  Preferred  Stock Fund, and
$4,400,000  each for
         Orchard Index 500 Fund,  Orchard Index 600 Fund, Orchard
Index European
         Fund, and Orchard Index Pacific Fund.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

         Security Valuation - Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices.
         Short-term and money market securities are valued at amortized cost which approximates market value.

         Federal Income Taxes - For federal income tax purposes, each Fund intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

         Dividends - Dividends from investment income of the Money Market Fund are declared daily and reinvested monthly. Dividends from investment income of the Preferred Stock Fund are declared and reinvested quarterly.  Dividends from investment income of the Index
500 and Index
         600 Funds are declared and reinvested semi-annually while dividends from  investment  income of the Index Pacific and Index
European Funds
         are declared and reinvested annually. All of the Funds generally distribute capital gains, if any, in the fiscal year in which they were earned.

         Security Transactions - Security Transactions are accounted for on the date  investments  are  purchased  or sold  (trade  date).
The cost of
         investments sold is determined on the basis of the first-in, first-out method (FIFO).


3.       INVESTMENT ADVISORY AGREEMENT

         GW Capital  Management,  Inc.  ("Capital  Management"),
a wholly-owned
         subsidiary of GWL&A, serves as investment advisor to the
Funds pursuant
         to an investment advisory  agreement,  which was approved
by the Funds'
         Board of  Directors.  Capital  Management  is a
registered  investment
         adviser  under the  Investment  Advisers  Act of 1940.
The  investment
         advisory  agreement  provides that Capital  Management,
subject to the
         supervision  and  approval  of  the  Funds'  Board  of
Directors,   is
         responsible for the day-to-day management of each Fund which includes selecting the Fund's investments and handling their business affairs.

         As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of .20% of the average daily net assets of the Money Market Fund, .90% of the average daily net assets of the Preferred Stock Fund, .60% of the average daily net assets of the Index 500 and Index 600 Funds and 1.00% of the average daily net assets of the Index Pacific and Index European
Funds.

         Subject to revision, Capital Management has voluntarily agreed to reimburse the Index  Pacific Fund,  the Index  European
Fund,  and the
         Money Market Fund to the extent that total operating expenses exceed
         1.20%, 1.20%, and .46%, respectively, of average net assets. Interest, taxes, brokerage commissions, and extraordinary expenses are not expenses eligible for reimbursement.

4.       OTHER RELATED PARTY TRANSACTIONS

         One Orchard Equities ("OOE"), a wholly-owned subsidiary of One
         Corporation ("One"), which is a wholly-owned subsidiary of GWL&A , distributes  and markets the Trust's  Funds.  Financial
Administrative

         Services Corporation ("FASCORP"), a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

         Certain officers of the Trust are also directors and/or officers of
         GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

5.       CAPITAL STOCK

         The Trust has authorized capital of an unlimited number of shares with no stated par value. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares.
         Each Fund represents a separate series of shares.


6.       PURCHASES AND SALES OF SECURITIES

         Costs of purchases  and proceeds  from sales of
securities,  excluding
         short-term  securities,   during  the  period  from
February  3,  1997
         (inception) to April 30, 1997 were:

                                                                            Cost
of                           Proceeds from

Purchases                              Sales

--------------------------------
--------------------------------
Fund
Orchard Index 500 Fund                         $   4,511,158
                 $   14,166
Orchard Index 600 Fund                             4,647,304
                     168,432
Orchard Index European Fund                        4,520,783
                     31,413
Orchard Index Pacific Fund                         4,194,171
Orchard Preferred Stock Fund                       4,181,942
                     188,994

         No long-term U.S. Government obligations were purchased or sold during the period February 3, 1997 (inception) to April 30, 1997.


7.       UNREALIZED APPRECIATION (DEPRECIATION)

         Gross unrealized appreciation (depreciation) of securities is as follows as of April 30, 1997:


                             Orchard               Orchard
       Orchard                Orchard                Orchard
                            Index 500             Index 600
    Index European         Index Pacific            Preferred
                              Fund                   Fund
         Fund                  Fund                Stock Fund
                      ---------------------  --------------------
 --------------------   -------------------   ---------------------


Gross                $  211,709                188,061
   248,494                217,631               4,413
appreciation

Gross                   (126,498)              (473,923)
   (95,849)               (182,738)             (65,147)
depreciation
                      ---------------------  --------------------
 --------------------   -------------------   ---------------------

Net unrealized
   appreciation      $  85,211                 (285,862)
   152,645                34,893                (60,734)
                      =====================  ====================
 ====================   ===================   =====================

ORCHARD SERIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 27, 1996
-----------------------------------------------------------------
-----------------------------------------------------------------
-------------------------------

                                               Orchard
Orchard                                                 Orchard

       Orchard
                                                Money
Preferred           Orchard            Orchard            Index
          Index
                                               Market
Stock            Index 600          Index 500          Pacific
      European
                                                Fund
Fund              Fund               Fund              Fund
       Fund              Total
                                          -----------------
----------------  -----------------  -----------------
-----------------  ----------------- -----------------
ASSETS:
   Cash                                  $ 100,000          $
100,000         $ 100,000          $ 100,000          $100,000
     $ 100,000          $600,000

LIABILITIES
   Payable to affiliates
                                          -----------------
----------------  -----------------  -----------------
-----------------  ----------------- -----------------

NET ASSETS                               $ 100,000          $
100,000         $ 100,000          $ 100,000          $100,000
     $ 100,000          $600,000
                                          =================
================  =================  =================
=================  ================= =================

NET ASSETS REPRESENTED BY:

Capital Stock                            $ 100,000          $
100,000         $ 100,000          $ 100,000          $100,000
     $ 100,000          $600,000

Outstanding Shares                         100,000
10,000            10,000             10,000            10,000
       10,000            150,000

Net Asset Value per Share                  1.00               10.00
           10.00              10.00             10.00
10.00

Orchard Series Fund

Orchard Index 500 Portfolio

COMMON STOCK

AGENCY --- 0.7%
        820 Federal National Mortgage Association (nonvtg)
       33,723

      $33,723

AIR --- 0.3%
         70 AMR Corp*
        6,519
         50 Delta Air Lines Inc
        4,606
        110 Southwest Airlines Co
        3,025
         40 US Air Group Inc*
        1,295

      $15,445

COMMUNICATIONS --- 3.2%
      1,220 AT&T Corp
       40,870
        380 Airtouch Communications Inc*
        9,690
        110 Cabletron Systems Inc*
        3,795
        240 Comcast Corp Class A
        3,780
        100 Gannett Company Inc
        8,725
        500 Tele-Communications Inc - TCI Group Class A*
        6,906
        430 Time Warner Inc
       19,350
        360 US West Communications Group
       12,645
        470 US West Media Group*
        8,108
        260 Viacom Inc Class B*
        6,955
        470 Westinghouse Electric Corp
        7,990
        660 Worldcom Inc*
       15,840

     $144,654

CONSTRUCTION --- 0.0%

         20 Centex Corp
          720
         30 Kaufman & Broad Home Corp
          416
         10 Pulte Corp
          285

       $1,421

CONSUMER SERVICES --- 8.9%
         50 Allergan Inc
        1,338
        200 Amgen Inc
       11,775
         40 Bausch & Lomb Inc
        1,615
        200 Baxter International Inc
        9,575
         90 Becton Dickinson & Co
        4,140
         70 Beverly Enterprises Inc*
        1,015
         80 Biomet Inc
        1,215
        800 Bristol-Myers Squibb Co
       52,400
         40 CR Bard Inc
        1,270
        290 CUC International Inc*
        6,126
         80 CVS Corp
        3,970
        510 Columbia/HCA Healthcare Corp
       17,850
        410 Eli Lilly & Co
       36,029

         70 H&R Block Inc
        2,258
         90 HFS Inc*
        5,333
         70 Harrah's Entertainment Inc*
        1,120
        240 Healthsouth Corp*
        4,740
        180 Hilton Hotels Corp
        4,860
        120 Humana Inc*
        2,610
         80 ITT Corp*
        4,740
      1,010 Johnson & Johnson
       61,863
         20 King World Productions Inc
          730
         40 Manor Care Inc
          935
         90 Marriott International Inc
        4,973
        180 Medtronic Inc
       12,465
        910 Merck & Company Inc
       82,355
        170 Service Corporation International
        5,823
         60 St Jude Medical Inc*
        1,950
        220 Tenet Healthcare Corp*
        5,720
        510 The Walt Disney Co
       41,820
        140 United Healthcare Corp
        6,808
        140 United States Surgical Corp
        4,795
         70 Whitman Corp
        1,619

     $405,835

CREDIT INSTITUTIONS --- 8.3%
        360 American Express Co
       23,715
        320 Banc One Corp
       13,560
        110 Bank of Boston Corp*
        8,003
        290 Bank of New York Company Inc
       11,455
        270 BankAmerica Corp
       31,556
         60 Bankers Trust New York Corp
        4,883
        140 Barnett Banks Inc
        6,843
         40 Beneficial Corp
        2,560
        400 Citicorp
       45,050
         80 Comerica Inc
        4,680
        160 Corestates Financial Corp
        8,100

         80 Fifth Third Bancorp
        5,970
        100 First Bank System Inc
        7,675
        240 First Chicago NBD Corp
       13,500
        210 First Union Corp
       17,640
        190 Fleet Financial Group Inc
       11,590
         40 Golden West Financial Corp
        2,600
        100 Great Western Financial Corp
        4,200
         80 HF Ahmanson & Co
        3,050
         70 Household International Inc
        6,160
        140 JP Morgan & Company Inc
       14,263
        170 Keycorp
        8,861
        250 MBNA Corp
        8,250
         90 Mellon Bank Corp
        7,481
        160 National City Corp
        7,800
        580 NationsBank Corp
       35,018
        280 Norwest Corp
       13,965
        250 PNC Bank Corp
       10,281
        170 Suntrust Banks Inc
        8,628
        110 US Bancorp
        6,284
        120 Wachovia Corp
        7,020

         70 Wells Fargo & Co
       18,673

     $379,314

ELECTRIC --- 2.2%
        140 American Electric Power Company Inc
        5,670
       110 Baltimore Gas & Electric Co
        2,805
        110 Carolina Power & Light Co
        3,740
        160 Central & South West Corp
        3,220
        120 Cinergy Corp
        3,990
        170 Consolidated Edison Company of New York Inc
        4,718
        110 DTE Energy Co
        2,943
        130 Dominion Resources Inc
        4,469
        150 Duke Power Co
        6,581
        320 Edison International
        6,720
        170 Entergy Corp
        3,974
        130 FPL Group Inc
        5,801
         90 GPU Inc
        2,903
        170 Houston Industries Inc
        3,400
        110 Niagara Mohawk Power Corp*
          935
         50 Northern States Power Co
        2,275
        110 Ohio Edison Co
        2,200
        120 PP&L Resources Inc
        2,355
        220 PacifiCorp
        4,373
        160 Peco Energy Co
        3,160
        180 Public Service Enterprise Group Inc
        4,343
        510 Southern Co
       10,391
        170 Texas Utilities Co
        5,738
        160 Unicom Corp
        3,480
         70 Union Electric Co
        2,494

     $102,678

ELECTRONICS - HIGH TECH --- 13.6%
        160 AMP Inc
        5,740

        100 Advanced Micro Devices Inc*
        4,250
         90 Amdahl Corp*
          771
         60 Andrew Corp*
        1,485
         90 Apple Computer Inc*
        1,530
        130 Applied Materials Inc*
        7,134
         60 Black & Decker Corp
        2,010
        230 Boston Scientific Corp*
       11,098
         20 Briggs & Stratton Corp
          983
        490 Cisco Systems Inc*
       25,358
        200 Compaq Computer Corp*
       17,075
         80 DSC Communications Corp*
        1,630
         30 Data General Corp*
          563
        130 Dell Computer Corp*
       10,879
        110 Digital Equipment Corp*
        3,286
        250 Eastman Kodak Co
       20,875
        340 Emerson Electric Co
       17,255
      1,240 General Electric Co
      137,485
        100 General Instrument Corp*
        2,338
         30 General Signal Corp
        1,178
         30 Harris Corp
        2,565
        770 Hewlett-Packard Co
       40,425

         90 Honeywell Inc
        6,356
        620 Intel Corp
       94,938
         30 Intergraph Corp*
          191
        390 International Business Machines Corp
       62,693
         60 Johnson Controls Inc
        2,303
         90 LSI Logic Corp*
        3,443
         70 Maytag Corp
        1,601
        150 Micron Technology Inc
        5,288
        450 Motorola Inc
       25,763
        100 National Semiconductor Corp*
        2,500
        190 Northern Telecom Ltd
       13,799
        260 Novell Inc*
        1,966
        310 PG&E Corp
        7,440
         30 Perkin-Elmer Corp
        2,179
         30 Polaroid Corp
        1,455
        180 Raytheon Co
        7,853
         50 Scientific-Atlanta Inc
          800
        190 Seagate Technology Inc*
        8,716
        130 Silicon Graphics Inc*
        1,934
        270 Sun Microsystems Inc*
        7,779
         90 Tandem Computers Inc*
        1,159
         20 Tektronix Inc
        1,083
        130 Tellabs Inc*
        5,184
        140 Texas Instruments Inc
       12,495
        110 Thermo Electron Corp*
        3,795
         40 Thomas & Betts Corp
        1,815
        130 Unisys Corp*
          780
         40 WW Grainger Inc
        3,015
         50 Whirlpool Corp
        2,338
        240 Xerox Corp
       14,760

     $621,334

ENVIRONMENTAL SERVICES --- 0.4%
        160 Browning-Ferris Industries Inc
        4,540
        230 Laidlaw Inc Class B
        3,134
         40 Safety-Kleen Corp
          595
        360 WMX Technologies Inc
       10,575

      $18,844

FORESTRY --- 0.5%
         30 Boise Cascade Corp
          998
         70 Georgia-Pacific Corp
        5,460
        220 International Paper Co
        9,295
         80 Louisiana-Pacific Corp
        1,490
        150 Weyerhaeuser Co
        6,863

      $24,106

GAS --- 0.8%
         40 Columbia Gas System Inc
        2,475
         70 Consolidated Natural Gas Co
        3,526
         10 Eastern Enterprises
          339
        190 Enron Corp
        7,149
         30 Nicor Inc
        1,016
         20 OneOk Inc
          595

         60 Pacific Enterprises
        1,838
        110 Panenergy Corp
        4,868
         20 Peoples Energy Corp
          675
         60 Sonat Inc
        3,428
        130 Tenneco Inc
        5,184
        120 Williams Companies Inc
        5,265

      $36,358

HIGHWAYS --- 0.0%
         60 Ryder System Inc
        1,868

       $1,868

HOLDING & INVEST. OFFICES --- 0.9%
        330 Chase Manhattan Corp
       30,566
        130 Cognizant Corp
        4,241
         40 MGIC Investment Corp
        3,250
         40 Republic New York Corp
        3,665

      $41,722

INDUSTRIAL SERVICES --- 5.0%
         30 Autodesk Inc
        1,065
        220 Automatic Data Processing Inc
        9,955
         50 Ceridian Corp*
        1,669
        270 Computer Associates International Inc
       14,040
         50 Computer Sciences Corp*
        3,125
         60 Deluxe Corp
        1,838
        130 Dun & Bradstreet Corp
        3,201
         30 EG&G Inc
          566
        340 First Data Corp
       11,730
         60 Fluor Corp
        3,300
         30 Foster Wheeler Corp
        1,159
         60 Interpublic Group of Companies Inc
        3,398
        480 Lucent Technologies Inc
       28,380

        900 Microsoft Corp*
      109,350
         30 National Service Industries Inc
        1,264
        490 Oracle Systems Corp*
       19,478
        100 Parametric Technology Corp*
        4,525
        110 Pitney Bowes Inc
        7,040
         10 Shared Medical Systems Corp
          421
         40 Western Atlas Inc*
        2,480

     $227,984

INSURANCE --- 4.4%
         80 AON Corp
        5,320
        110 Aetna Inc
       10,024
        330 Allstate Corp
       21,615
        150 American General Corp
        6,544
        350 American International Group Inc
       44,975
        130 Chubb Capital Corp
        7,508
         50 Cigna Corp
        7,519
        100 Conseco Inc
        4,138
         60 General Re Corp
       10,035
         90 ITT Hartford Group Inc*
        6,705
         50 Jefferson-Pilot Corp
        2,888

         80 Lincoln National Corp
        4,480
         80 Loews Corp
        7,350
         30 MBIA Inc
        2,921
         50 Marsh & McLennan Companies Inc
        6,025
         70 Providian Corp
        4,043
         90 SafeCo Corp
        3,600
         60 St Paul Companies Inc
        4,020
         50 Torchmark Corp
        3,106
         50 TransAmerica Corp
        4,238
        480 Travelers Group Inc
       26,580
         80 USF&G Corp
        1,600
         20 USLife Corp
          970
         50 Unum Corp
        3,850

     $200,054

MFTG - CONSUMER PRODS. --- 11.7%
         20 Adolph Coors Co Class B
          458
         40 Alberto-Culver Co Class B
        1,165
        130 American Brands Inc
        6,988
         50 American Greetings Corp Class A
        1,600
        370 Anheuser-Busch Companies Inc
       15,864
        410 Archer-Daniels-Midland Co
        7,534
        100 Avon Products Inc
        6,163
         50 Brown-Forman Corp Class B
        2,525
         70 Brunswick Corp
        1,978
        110 CPC International Inc
        9,089
        340 Campbell Soup Co
       17,383
      1,880 Coca-Cola Co
      119,615
        110 Colgate-Palmolive Co
       12,210
        180 ConAgra Inc
       10,373
         70 Dow Jones & Company Inc
        2,835
         50 Fruit of the Loom Inc Class A*
        1,800

        110 General Mills Inc
        6,820
        420 Gillette Co
       35,700
        270 HJ Heinz Co
       11,205
         50 Harcourt General Inc
        2,313
         90 Hasbro Inc
        2,250
        110 Hershey Foods Corp
        5,968
         90 Ikon Office Solutions Inc
        2,419
         80 International Flavors & Fragrances Inc
        3,370
         20 John H Harland Co
          413
         30 Jostens Inc
          716
        160 Kellogg Co
       11,160
         70 Knight-Ridder Inc
        2,721
         50 Liz Claiborne Inc
        2,263
        120 Masco Corp
        4,530
        200 Mattel Inc
        5,575
         70 McGraw-Hill Companies Inc
        3,561
         40 Meredith Corp
          940
         70 New York Times Co Class A
        3,028
        120 Newell Co
        4,200
      1,170 Pepsico Inc
       40,804
      1,830 Philip Morris Companies Inc
       72,056
         60 Pioneer Hi-Bred International Inc
        4,238

        100 Quaker Oats Co
        4,000
        110 RR Donnelley & Sons Co
        3,768
         80 Ralston-Ralston Purina Group
        6,590
        110 Rubbermaid Inc
        2,640
         30 Russell Corp
          833
        360 Sara Lee Corp
       15,120
        280 Seagram Company Ltd
       10,710
         10 Springs Industries Inc Class A
          468
         30 Stride Rite Corp
          413
         70 The Times Mirror Co Class A
        3,868
         90 Tribune Co
        3,949
         40 Tupperware Corp
        1,330
        140 UST Inc
        3,658
        120 Unilever NV ADR
       23,550
         40 VF Corp
        2,885
         40 Willamette Industries Inc
        2,550
         80 Wm Wrigley Jr Co
        4,660

     $534,822

MFTG - INDUSTRIAL PRODS --- 11.7%
        130 3Com Corp*
        3,770
        590 Abbott Laboratories
       35,990
         80 Air Products & Chemicals Inc
        5,740
        170 Alcan Aluminium Ltd
        5,759
        130 Allegheny Teledyne Inc
        3,461
        130 Aluminum Company of America
        9,084
         60 Alza Corp*
        1,755
        480 American Home Products Corp
       31,800
         80 Armco Inc*
          280
         30 Armstrong World Industries Inc
        1,973

         20 Ball Corp
          538
        140 Bay Networks Inc*
        2,485
         40 Bemis Company Inc
        1,525
         80 Bethlehem Steel Corp*
          660
         50 Case Corp
        2,769
        140 Caterpillar Inc
       12,460
         70 Champion International Corp
        3,255
         30 Cincinnati Milacron Inc
          608
         40 Clorox Co
        5,095
         80 Cooper Industries Inc
        3,680
         60 Cooper Tire & Rubber Co
        1,320
        170 Corning Inc
        8,203
         30 Crane Co
        1,121
         90 Crown Cork & Seal Company Inc
        4,928
        190 Deere & Co
        8,740
         80 Dover Corp
        4,240
        180 Dow Chemical Co
       15,278
        400 EI DuPont De Nemours & Co
       42,450
        170 EMC Corp*
        6,184
         50 Eastman Chemical Co
        2,550
         40 Ecolab Inc
        1,630
        110 Engelhard Corp
        2,310
        110 Goodyear Tire & Rubber Co
        5,789
         40 Great Lakes Chemical Corp
        1,695

         50 Guidant Corp
        3,413
         30 Harnischfeger Industries Inc
        1,249
         70 Hercules Inc
        2,756
         90 ITT Industries Inc
        2,273
         90 Illinois Tool Works Inc
        8,224
         80 Ingersoll-Rand Co
        3,930
         30 Inland Steel Industries Inc
          683
         60 James River Corporation of Virginia
        1,793
        420 Kimberly-Clark Corp
       21,525
         50 Mallinckrodt Inc
        1,819
         40 Mead Corp
        2,245
         30 Millipore Corp
        1,133
        310 Minnesota Mining & Manufacturing Co
       26,970
        440 Monsanto Co
       18,810
         70 Moore Corporation Ltd
        1,409
        100 Morton International Inc*
        4,188
         30 Nacco Industries Inc Class A
        1,388
         50 Nalco Chemical Co
        1,800
         60 Nucor Corp
        2,985
        140 PPG Industries Inc
        7,613
         80 Pall Corp
        1,850
         50 Parker Hannifin Corp
        2,488
        480 Pfizer Inc
       46,080
        380 Pharmacia & Upjohn Inc
       11,258
         20 Potlatch Corp
          820
        110 Praxair Inc
        5,679
         30 Raychem Corp
        1,935

        140 Reynolds Metals Co
        9,503
        160 Rockwell International New
       10,640
         40 Rohm & Haas Co
        3,330
        280 Schering-Plough Corp
       22,400
        120 Sherwin-Williams Co
        3,630
         70 Sigma Aldrich Corp
        2,100
         40 Snap-On Inc
        1,540
         70 Stone Container Corp Series E
          709
         40 Temple-Inland Inc
        2,220
         40 The BF Goodrich Co
        1,595
         60 The Stanley Works
        2,333
         20 The Timken Co
        1,163
         20 Trinova Corp*
          808
        110 Tyco International Ltd
        6,710
        210 USX-Marathon Group
        5,801
         60 USX-US Steel Group
        1,755
         50 Union Camp Corp
        2,431
         90 Union Carbide Corp
        4,489
         60 WR Grace & Co
        3,120
        200 Warner-Lambert Co
       19,600
         70 Westvaco Corp
        1,960
         60 Worthington Industries Inc
        1,133

     $534,411

MINING --- 0.7%
         30 Asarco Inc
          855
        270 Barrick Gold Corp
        6,041

        170 Battle Mountain Gold Co
          978
         70 Cyprus Amax Minerals Co
        1,566
        100 Echo Bay Mines Ltd
          544
        140 Freeport-McMoran Copper & Gold Inc Class B
        4,078
        110 Homestake Mining Co
        1,458
        120 Inco Ltd
        3,840
         70 Newmont Mining Corp
        2,424
         50 Phelps Dodge Corp
        3,838
        180 Placer Dome Inc
        2,948
        100 Santa Fe Pacific Gold Corp*
        1,475

      $30,045

OIL & GAS --- 8.9%
         70 Amerada Hess Corp
        3,404
        370 Amoco Corp
       30,941
        140 Ashland Inc
        6,248
        120 Atlantic Richfield Co
       16,335
        110 Baker Hughes Inc
        3,795
         90 Burlington Resources Inc
        3,814
        490 Chevron Corp
       33,565
         80 Coastal Corp
        3,800
        130 Dresser Industries Inc
        3,884
         50 Enserch Corp
          981
      1,880 Exxon Corp
      106,455
         20 Giddings & Lewis Inc
          405
         90 Halliburton Co
        6,356

         10 Helmerich & Payne Inc
          478
         30 Kerr-McGee Corp
        1,811
         20 Lousiana Land & Exploration Co
        1,000
         40 McDermott International Inc
          740
        290 Mobil Corp
       37,700
        250 Occidental Petroleum Corp
        5,531
         80 Oryx Energy Co*
        1,600
         30 Pennzoil Co
        1,478
        200 Phillips Petroleum Co
        7,875
         60 Rowan Companies Inc*
        1,080
        400 Royal Dutch Petroleum Co ADR
       72,100
         60 Santa Fe Energy Resources Inc*
          848
        180 Schlumberger Ltd
       19,935
         50 Sun Company Inc
        1,369
        200 Texaco Inc
       21,100
        190 Union Pacific Resources Group Inc
        5,154
        190 UnoCal Corp
        7,244

     $407,026

OTHER ASSET-BACKED --- 0.1%
        100 Green Tree Financial Corp
        2,963

       $2,963

OTHER TRANS. SERVICES --- 0.1%
         30 Caliber System Inc
          893
         20 FMC Corp*
        1,343
         80 Federal Express Corp*
        4,310

       $6,546

RAILROADS --- 0.9%
        110 Burlington Northern Santa Fe Corp
        8,663
        160 CSX Corp
        7,460
         60 Conrail Inc
        6,855
         90 Norfolk Southern Corp
        8,089
        180 Union Pacific Corp
       11,475

      $42,542

RETAIL TRADE --- 5.0%
        190 Albertson's Inc
        6,270
        110 American Stores Co
        5,005
        110 Autozone Inc*
        2,695
         80 Charming Shoppes Inc*
          472
         70 Circuit City Stores Inc
        2,774
        120 Darden Restaurants Inc
          930
        160 Dayton Hudson Corp
        7,200
         80 Dillard Department Stores Inc Class A
        2,470
        150 Federated Department Stores Inc*
        5,100
        210 Gap Inc
        6,694
        135 Genuine Parts Co
        4,371
         40 Giant Food Inc Class A
        1,290
         20 Great Atlantic & Pacific Tea Company Inc
          498
        360 Home Depot Inc
       20,880
        170 JC Penney & Company Inc
        8,118
        360 K Mart Corp*
        4,905
        180 Kroger Co*
        4,950

        200 Limited Inc
        3,625
         30 Longs Drug Stores Corp
          758
        130 Lowe's Companies Inc
        4,940
        190 May Department Stores Co
        8,788
        530 McDonald's Corp
       28,421
         20 Mercantile Stores Company Inc
          985
         60 Nordstrom Inc
        2,355
         40 Owens Corning
        1,620
         40 Pep Boys - Manny Moe & Jack
        1,305
         90 Rite Aid Corp
        4,140
        290 Sears Roebuck & Co
       13,920
         50 TJX Companies Inc
        2,363
         40 Tandy Corp
        2,095
        200 Toys R Us Inc*
        5,700
      1,740 Wal-Mart Stores Inc
       49,155
        180 Walgreen Co
        8,280
         90 Wendy's International Inc
        1,856
        110 Winn-Dixie Stores Inc
        3,823
        100 Woolworth Corp*
        2,150

     $230,901

SECURITIES & COMMODITIES --- 0.7%
        240 Dean Witter Discover & Co
        9,180
        120 Merrill Lynch & Co Inc
       11,430
        110 Morgan Stanley Group Inc
        6,944
         80 Salomon Inc
        4,000

      $31,554

TELEPHONE --- 4.6%
        140 Alltel Corp
        4,410
        410 Ameritech Corp
       25,061
        330 Bell Atlantic Corp
       22,358
        750 Bellsouth Corp
       33,375
        120 Frontier Corp
        1,905
        730 GTE Corp
       33,489
        520 MCI Communications Corp
       19,825
        330 Nynex Corp
       17,078
        684 SBC Communications Inc
       37,962
        320 Sprint Corp
       14,040

     $209,503

TRANSPORTATION EQUIPMENT --- 3.4%
        210 Allied-Signal Inc
       15,173
        550 Chrysler Corp
       16,500
         30 Cummins Engine Company Inc
        1,684
         70 Dana Corp
        2,231
         50 Eaton Corp
        3,744
         40 Echlin Inc
        1,305
         20 Fleetwood Enterprises Inc
          528
        900 Ford Motor Co
       31,275
         40 General Dynamics Corp
        2,850
        140 Lockheed Martin Corp
       12,530
        160 McDonnell Douglas Corp
        9,500
         50 Navistar International Corp*
          563
         40 Northrop Grumman Corp

        3,340
         30 Paccar Inc
        2,096
         90 TRW Inc
        4,691
         60 Textron Inc
        6,683
        270 The Boeing Co
       26,629
        180 United Technologies Corp
       13,613

     $154,935

U.S. GOVERNMENTS --- 0.4%
        540 Federal Home Loan Mortgage Corp
       17,213

      $17,213

WHOLESALE TRADE -CONSUMER --- 2.0%
         80 Avery Dennison Corp
        2,940
        160 Costco Companies Inc*
        4,620
         20 Fleming Companies Inc
          325
        210 Nike Inc Class B
       11,813
        510 Procter & Gamble Co
       64,133
         40 Reebok International Ltd
        1,530
         50 SuperValu Inc
        1,531
        130 Sysco Corp
        4,553

      $91,445

TOTAL COMMON STOCK --- 99.3%
   $4,549,246
(Cost $4,463,383)

PREFERRED STOCK

TRANSPORTATION EQUIPMENT --- 0.7%
        570 General Motors Corp
       32,989

      $32,989

TOTAL PREFERRED STOCK --- 0.7%
      $32,989
(Cost $33,641)

TOTAL ORCHARD INDEX 500 PORTFOLIO --- 100.0%
   $4,582,235
(Cost $4,497,024)


Orchard Series Fund

Orchard Index 600 Portfolio

COMMON STOCK

AGRICULTURE --- 1.1%
      1,000 Agco Corp
       25,875
        300 Dekalb Genetics Corp Class B
       18,900

      $44,775

AIR --- 1.0%
        300 Air Express International Corp
       10,275
        700 Comair Holdings Inc
       14,788
        400 Mesa Air Group Inc*
        2,125
        300 Offshore Logistics Inc*
        5,400
        300 Pittston Brink's Group
        6,825
        200 Skywest Inc
        2,550

      $41,963

COMMUNICATIONS --- 0.9%
        300 ACC Corp*
        4,763
        400 Allen Group Inc*
        6,900
        200 Commnet Cellular Inc*
        5,150
        700 International Family Entertainment Inc Class B*
       14,175
        300 NTN Communications Inc*
          938

        500 Picturetel Corp*
        4,438
        300 TCSI Corp*
        1,444

      $37,808

CONSTRUCTION --- 1.3% 200 Acme  Metals  Inc*  2,775 400 Apogee  Enterprises  Inc
        6,000 100 Continental Homes Holding Corp 1,588 400 Geon Co 8,750 400 Insituform Technologies Inc Class A* 2,200 300 MDC Holdings Inc 2,475 800 Morrison Knudsen Corp*
       10,000
        200 Southern Energy Homes Inc*
        2,075
        500 Standard Pacific Corp
        4,000
        200 The Ryland Group Inc
        2,325
        500 Toll Brothers Inc*
        9,125
        200 US Home Corp*
        4,925

      $56,238

CONSUMER SERVICES --- 7.7%
        100 Angelica Corp
        1,575
        700 Aztar Corp*
        4,550
        200 Carmike Cinemas Inc Class A*
        6,200
        500 Casino Magic Corp*
          609
      2,700 Cineplex Odeon Corp*
        4,050
        500 Coventry Corp*
        6,469
        500 DeVry Inc*
       11,000
        400 Enzo Biochem Inc*
        5,600
        300 G&K Services Inc Class A
        8,700
        100 GC Companies Inc*
        4,013
        500 Genesis Health Ventures Inc*
       14,938
        400 Grancare Inc*
        3,100
        600 Grand Casinos Inc*
        6,600
        300 Hollywood Park Inc*
        3,750
        200 Insurance Auto Actions Inc*
        1,325
        400 Integrated Health Services Inc
       12,850
        300 Interim Services Inc*
       11,625
        400 Lincare Holdings Inc*
       15,700
        300 Living Centers of America Inc*
       10,725
        400 Magellan Health Services Inc*
       10,500
        400 Mariner Health Group Inc*
        3,500
        400 National Auto Credit Inc*
        3,150
        500 North American Vaccine Inc*
       10,438
        400 OccySystems Inc*
        8,250
      1,200 Omnicare Inc
       29,250
        800 Phycor Inc*
       21,300
        400 Players International Inc*
        1,450
        600 Prime Hospitality Corp*
        9,975
        500 Regal Cinemas Inc*
       13,625
        300 Regis Corp
        6,150
        400 Renal Treatment Centers Inc*
        8,650
        700 Rollins Truck Leasing Corp
        9,188
        400 Sequus Pharmaceuticals Inc*
        2,350

        200 Showboat Inc
        4,075
        300 Sierra Health Services Inc*
        7,725
        300 The Marcus Corp
        6,675
        500 Universal Health Services Inc Class B*
       18,938
        600 Vivra Inc*
       15,525
        100 WHG Resorts & Casino Inc*
          938

     $325,031

CREDIT INSTITUTIONS --- 6.5%
        300 Astoria Financial Corp
       11,738
        700 Charter One Financial Inc
       31,150
        300 Collective Bancorp Inc
       12,263
        300 Commercial Federal Corp
       10,050
        300 Cullen/Frost Bankers Inc
       10,500
        600 Deposit Guaranty Corp
       18,375
        400 First Commercial Corp
       15,650
        600 First Financial Corp
       15,825
        420 First Michigan Bank Corp
       11,970

        200 FirstBank Puerto Rico
        5,225
        500 FirstMerit Corp
       21,375
        100 Liberty Bancorp Inc
        4,950
        400 Magna Group Inc
       12,350
        200 North American Mortgage Co
        3,625
        200 RCSB Financial Inc
        5,950
        500 Riggs National Corp
        9,250
        300 St Paul Bancorp Inc
        8,213
        500 TCF Financial Corp
       20,438
        200 US Trust Corp
        8,800
        300 Whitney Holding Corp
       10,875
        200 Zions Bancorp
       25,300

     $273,872

ELECTRIC --- 1.6%
        100 Bangor Hydro Electric Co
          500
        300 Central Hudson Gas & Electric Corp
        9,225
        200 Central Vermont Public Service Corp
        2,075
        300 Commonwealth Energy System Cos
        6,563
        300 Eastern Utilities Associates
        5,138
        200 Energen Corp
        6,325
        100 Green Mountain Power Corp
        2,325
        100 Interstate Power Co
        2,863
        200 Orange & Rockland Utilities Inc
        6,250
        200 Pennsylvania Enterprises Inc
        4,425
        500 Sierra Pacific Resources
       14,188
        200 TNP Enterprises Inc
        4,200
        200 United Illuminating Co
        4,950

      $69,027

ELECTRONICS - HIGH TECH --- 13.2%
        300 ADAC Laboratories
        6,938
        200 Alliant Techsystems Inc*
        8,375
        200 Amtech Corp*
          937
        700 Anixter International Inc*
        9,975
        700 Aspect Telecommunications Corp*
       12,425

        400 Auspex Systems Inc*
        3,200
        400 Baldor Electric Co
       10,250
        400 Ballard Medical Products Co
        7,600
        100 Benchmark Electronics Inc*
        2,825
        500 Boston Technology Inc*
       10,000
        200 Broadband Technolgies Inc*
        1,875
        100 C COR Electronics Inc*
          963
        200 California Microwave Inc*
        2,600
        200 Cellpro Inc*
        1,000
        100 Centigram Communications Corp*
          988
        300 Chips & Technologies Inc*
        2,456
        200 Circon Corp*
        2,575
        600 Cognex Corp*
       14,775
        200 Coherent Inc*
        8,300
        100 Collagen Corp
        1,700
        300 Comverse Technology Inc*
       11,775
        200 Core Industries Inc
        2,950
        300 Cyrix Corp*
        6,225

        400 Dallas Semiconductor Corp
       14,600
        300 Daniel Industries Inc
        3,825
        200 Digi International Inc*
        1,325
        200 Digital Microwave Corp*
        5,150
        200 Dionex Corp*
        9,775
        200 Envoy Corp*
        4,175
        300 Etec Systems Inc*
        8,738
        100 Fluke Corp
        4,513
        900 Geotek Communications Inc*
        3,375
        100 Harmon Industries Inc
        1,750
        300 IMO Industries Inc*
          975
        700 Input/Output Inc*
        9,800
        200 Integrated Circuit Systems Inc*
        2,750
        800 International Rectifier Corp*
        9,200
        200 Intervoice Inc*
        1,900
        400 Invacare Corp
        7,950
        300 Juno Lighting Inc
        4,650
        600 Kemet Corp*
       11,700
        800 Komag Inc*
       22,600
        200 Kuhlman Corp
        5,050
        300 Lattice Semiconductor Corp*
       16,763
        300 Marshall Industries*
        9,788
        400 Mentor Corp
        9,250
        500 Methode Electronics Inc Class A
        7,063
        200 National Computer Systems Inc
        5,025
        300 Network Equipment Technologies Inc*
        4,275
        300 Oak Industries Inc*
        5,625
        200 Pacific Scientific Co
        2,525
        200 Park Electrochemical Corp
        4,400
        100 Plexus Corp*
        2,625
        700 Read-Rite Corp*
       18,113
        300 Resound Corp*
        1,200
        300 Respironics Inc*
        5,588

        100 Rival Co
        1,363
        400 Royal Appliance Manufacturing Co*
        2,750
        500 SCI Systems Inc*
       30,875
        400 Safeskin Corp*
        8,950
        300 Sanmina Corp*
       15,000
        200 Spacelabs Inc*
        4,200
        200 Standard Microsystems Corp*
        1,712
        500 Steris Corp*
       16,375
        500 Summit Technology Inc*
        3,094
        300 Sunrise Medical Inc*
        3,263
        200 Symmetricom Inc*
        2,700
        300 Tecnol Medical Products Inc*
        5,288
        500 Tencor Instruments*
       22,188
        200 Thomas Industries Inc
        4,700
        100 Three Five Systems Inc*
        1,288
        300 Trimble Navigation Ltd*
        3,488
        700 VLSI Technology Inc*
       13,913
        300 Valence Technology Inc*
        1,800
        600 Vicor Corp*
        9,525
        200 Visx Inc*
        4,500
        200 Vital Signs Inc
        3,800

        450 Vitesse Semiconductor Corp*
       14,175
        100 Watkins Johnson Co
        2,750
        300 X-Rite Inc
        4,950
        400 Zebra Technologies Corp Class A*
        9,200
        300 Zilog Inc*
        5,550
        100 Zoll Medical Corp*
          800

     $554,945

ENVIRONMENTAL SERVICES --- 0.3% 500 Air & Water Technologies Corp* 2,063 400 OHM
        Corp* 2,950 900 Rollins Environmental Services Inc* 2,588 200 Tetra Technologies Inc* 4,650

      $12,251

GAS --- 2.8%
        200 Atmos Energy Corp
        4,525
        200 Cascade Natural Gas Corp
        3,275
        100 Connecticut Energy Corp
        2,175
        200 KCS Energy Inc
        6,500
        500 KN Energy Inc
       18,625
        300 New Jersey Resources Corp
        8,663
        300 Northwest Natural Gas Co
        7,275
        400 Piedmont Natural Gas Company Inc
        9,400
        500 Pogo Producing Co
       18,313
        400 Pride Petroleum Services Inc*
        6,900
        300 Public Service Company of North Carolina Inc
        5,213
        400 Southwest Gas Corp
        6,650
        400 Southwestern Energy Co
        5,050
        200 United Cities Gas Corp
        4,300
        300 Wicor Inc
       10,538

     $117,402

HOLDING & INVEST. OFFICES --- 3.1%
        400 Centura Banks Inc
       15,650
        200 Cilcorp Inc
        7,725
        300 Coast Savings Financial Inc*
       12,075
        100 Eaton Vance Corp
        4,425
        100 JSB Financial Inc
        4,250
        600 Keystone Financial Inc
       15,300
        200 Onbancorp Inc
        9,775
        400 Pioneer Group Inc
       10,500
        600 Provident Bancorp Inc
       23,400
        700 Roosevelt Financial Group Inc
       16,275
        840 Sovereign Bancorp Inc
       10,290
        400 WHX Corp*
        2,300

     $131,965

INDUSTRIAL SERVICES --- 8.5%
        300 ABM Industries Inc
        5,625
        800 Acxiom Corp*
       10,500
        600 Advanced Tissue Sciences Inc*
        6,375
        400 Advo Inc*
        4,850
        600 Allwaste Inc*
        5,325

        600 American Management Systems Inc*
       14,850
        300 BBN Corp*
        6,975
        300 Banyan Systems Inc*
          365
        400 Bisys Group Inc*
       12,800
        300 Boole & Babbage Inc*
       6,375
        300 Broderbund Software Inc*
        5,625
        300 CDI Corp*
       11,363
        500 Cerner Corp*
        8,063
        400 Ciber Inc*
       14,300
        200 Control Data Systems Inc*
        2,650
      1,300 Corrections Corporation of America*
       42,413
        300 Dames & Moore Inc
        3,825
        300 Dialogic Corp*
        5,925
        200 Fair Isaac & Co Inc
        6,325
        300 Figgie International Inc Class A*
        3,563
        200 Filenet Corp*
        2,225
        300 Hyperion Software Corp*
        4,875
        300 ImmuLogic Pharmaceutical Corp*
        1,088
        200 Itron Inc*
        4,200
        300 Jack Henry & Associates Inc
        5,700
        500 Keane Inc*
       23,188
        200 Logicon Inc
        7,950
        200 Mail Boxes Etc*
        3,700
        200 Microcom Inc*
        3,212
        200 NFO Research Inc*
        3,650
        400 National Data Corp
       15,000
        700 Network General Corp*
        9,625
        400 Norrell Corp
       10,550
        300 Perseptive Biosystems Inc*
        1,500
        300 Platinum Software Corp*
        2,250
        900 Platinum Technology Inc*
       10,800
        400 Primark Corp*

        7,300
        200 Progress Software Corp*
        3,300
        700 S3 Inc*
        6,693
        300 SEI Investments Companies
        6,300
        600 Sterling Software Inc*
       18,300
        200 Stone & Webster Inc
        7,650
        600 System Software Associates Inc*
        3,225
        400 True North Communications Inc
        7,650
        300 United States Bioscience Inc*
        2,644
        300 Viewlogic Systems Inc*
        4,200
        100 Wall Data Inc*
        2,094

     $356,961

INSURANCE --- 4.3%
        300 Allied Group Inc
       11,100
        300 American Bankers Insurance Group Inc
       15,863
        200 Arthur J Gallagher & Co
        6,250
        300 CMAC Investment Corp
       11,400
        200 Capital RE Corp
        7,925
        200 Compdent Corp*
        3,225
        300 Enhance Financial Services Group Inc
       11,550
        200 Fidelity National Financial Inc
        2,475
        200 First American Financial Corp
        6,375

        400 Fremont General Corp
       11,250
        200 Frontier Insurance Group Inc
       10,300
       200 Hilb Rogal & Hamilton Co
        2,775
        200 Integon Corp
        2,025
        200 Life Re Corp
        7,725
        300 Mutual Risk Management Ltd
       11,025
        200 Orion Capital Corp
       12,525
        500 Protective Life Corp
       22,125
        200 Selective Insurance Group Inc
        8,050
        150 Trenwick Group Inc
        4,894
        200 Washington National Corp
        5,700
        300 Zenith National Insurance Corp
        7,650

     $182,207

MFTG - CONSUMER PRODS. --- 9.0%
        200 Ashworth Inc*
        1,512
        300 Authentic Fitness Corp
        4,350
        200 Bassett Furniture Industries Inc
        4,525
        300 Bowne & Company Inc
        7,950
        300 Brown Group Inc
        4,988
      1,000 Calgene Inc*
        7,968
        300 Catalina Marketing Corp*
        9,450
        700 Champion Enterprises Inc*
       10,675
        800 Chiquita Brands International Inc
       11,500
        100 Coca-Cola Bottling Co
        3,875
      1,400 CompUSA Inc*
       26,950
        400 Cone Mills Corp*
        2,950
        200 Cyrk Inc*
        2,100
        400 Delta Woodside Industries Inc*
        2,300
        200 Designs Inc*
          975
        600 Dimon Inc

       11,850
        200 Dixie Yarns Inc*
        1,325
        200 Earthgrains Co
       11,450
        200 Ethan Allen Interiors Inc
        8,850
        100 Fibreboard Corp*
        3,675
        100 Fieldcrest Cannon Inc*
        1,800
        300 Franklin Quest Co*
        6,338
        200 Galey & Lord Inc*
        3,150
        300 Galoob (Lewis) Toys Inc*
        5,063
        100 GoodMark Foods Inc
        1,288
        200 Guilford Mills Inc
        5,650
        100 Haggar Corp
        1,275
        500 Hartmarx Corp*
        4,000
        300 Interface Inc Class A
        6,713
        100 J&J Snack Foods Corp*
        1,275
        200 Johnston Industries Inc
        1,500
        400 Justin Industries Inc
        4,450
        100 K-Swiss Inc
        1,313
        300 K2 Inc
        7,838
        300 Kellwood Co
        7,125
        300 La-Z-Boy Chair Co
        9,788
        500 Levitz Furniture Inc*
        1,250
        300 Lydall Inc*
        6,075
        100 Merrill Corp
        2,325

        500 Mohawk Industries Inc*
       11,188
        300 Nature's Sunshine Products Inc
        4,088
        200 New England Business Service Inc
        5,275
        700 Oakwood Homes Corp
       14,175
        200 Oshkosh B'Gosh Inc Class A
        3,400
        100 Oxford Industries Inc
        2,425
        100 Penwest Ltd
        1,825
        200 Pharmaceutical Marketing Services Inc*
        2,025
        400 Phillips Van-Heusen Corp
        5,250
        200 Pillowtex Corp
        3,550
        100 Plenum Publishing Corp
        3,600
        200 Ply-Gem Industries Inc
        2,550
      1,000 Premark International Inc
       24,500
        800 RDM Sports Group Inc*
        1,000
        300 Smithfield Foods Inc*
       13,838
        400 Sola International Inc*
       10,000
        100 Swiss Army Brands Incorporated*
        1,200
        200 The Timberland Co Class A*
        9,725
        400 Tultex Corp*
        2,600
        200 USA Detergents Inc*
        2,275
        300 Universal Forest Products Inc
        3,825
        600 Valassis Communications Inc*
       14,700
        400 Wolverine World Wide Inc
       16,100

     $376,548

MFTG    - INDUSTRIAL PRODS --- 14.2% 300 AT Cross Co Class A
        2,963
        500 Alliance Pharmaceutical Corp*
        3,813
        300 Alpharma Inc Class A

        4,350
        100 Amcast Industrial Corp
        2,275
        300 Aptargroup Inc
       12,000
        200 Astec Industries Inc*
        2,100
        400 BMC Industries Inc
       11,600
        400 BWIP Holding Inc
        6,500
        300 Banctec Inc*
        6,863
        400 Belden Inc
       12,300
        200 Bell Sports Corp*
        1,050
        400 Birmingham Steel Corp
        5,850
        100 Butler Manufacturing Co
        3,325
        300 COR Therapeutics Inc*
        2,288
        200 Cambrex Corp
        6,775
        400 Camco International Inc
       17,750
        400 Caraustar Industries Inc
       10,100
        400 Cephalon Inc*
        6,700
        100 Chemed Corp
        3,375
        300 Chemfirst Inc
        6,938
        200 Clarcor Inc
        4,425
        200 Commonwealth Aluminum Corp*
        3,450
        300 Cygnus Inc*
        4,013
        300 Dynatech Corp*
       10,425
        600 Fedders Corp
        3,525
        200 Flow International Corp*
        1,775
        400 Gerber Scientific Inc
        6,600
        300 Global Industries Technologies Inc*
        5,475

        200 Greenfield Industries Inc
        4,075
        400 Griffon Corp*
        4,850
        200 Handy & Harman
        2,750
        200 Hauser Inc*
        1,275
        600 IDEXX Laboratories Inc*
        7,800
        200 IMCO Recycling Inc
        3,000
        300 Immune Response Corp*
        2,025
        100 Insteel Industries Inc
          763
        200 Intermagnetics General Corp*
        1,750
        400 Intermet Corp
        4,950
        200 Ionics Inc*
        9,200
        100 Kronos Inc*
        2,150
        200 LSB Industries Inc
          975
        300 Lilly Industries Inc Class A
        5,213
        150 Lindsay Manufacturing Co
        4,275
        600 Liposome Company Inc*
       13,312
        200 Lone Star Industries Inc
        7,900
        200 Material Sciences Corp*
        2,975
        200 McWhorter Technologies Inc*
        4,400
        300 Medimmune Inc*
        3,900
        200 Medusa Corp
        7,575
        800 Microchip Technology Inc*
       25,000
        400 Mississippi Chemical Corp
        8,800
        300 Modecular Biosystems Inc*
        1,988
        200 Mosinee Paper Corp
        8,100
        300 Mueller Industries Inc*
       11,250

        500 Mycogen Corp*
        9,063
        300 Myers Industries Inc
        5,250
        300 NBTY Inc*
        5,700
        100 Nashua Corp*
        1,138
        400 Northwestern Steel and Wire Co*
          975
        200 Novellus Systems Inc*
       11,550
        300 Noven Pharmaceuticals Inc*
        2,250
        200 O'Sullivan Corp
        1,662
        300 Outboard Marine Corp
        3,900
        200 Paragon Trade Brands Inc*
        3,200
        400 Paxar Corp*
        7,700
        300 Pharmaceutical Resources Inc*
          788
        200 Photronics Inc*
        6,925
        200 Pope & Talbot Inc
        2,975
        200 Protein Design Labs Inc*
        5,025
        100 Quaker Chemical Corp
        1,638
        200 Quanex Corp
        5,050
        100 RailTex Inc*
        1,625
        300 Regal-Beloit Corp
        7,125
        400 Regeneron Pharmaceuticals Inc*
        2,600
        220 Republic Group Inc
        3,575
        300 Roberts Pharmaceutical Corp*
        3,300
        200 Roper Industries Inc
        8,175
        300 Russ Berrie & Company Inc
        5,775
        100 SPS Technologies Inc*
        6,750
        300 SciClone Pharmaceuticals Inc*
        1,875
        300 Scotts Co Class A*
        7,688

        300 Shorewood Packaging Corp*
        5,700
       200 Standex International Corp
        5,000
        200 Steel Technologies Inc
        2,050
        400 Sturm Ruger Company Inc
        6,150
        200 Telxon Corp
        3,175
        400 Texas Industries Inc
        9,200
        200 The Manitowoc Company Inc
        8,100
        300 TheraTech Inc*
        2,775
        300 Thomas Nelson Inc
        2,738
        400 Titan Wheel International Inc
        5,800
        200 Toro Co
        7,000
        200 Tredegar Industries Inc
        9,225
        300 Tseng Labs Inc*
          881
        400 Ultratech Stepper Inc*
        7,175
      1,000 United States Filter Co*
       30,375
        200 Valmont Industries Inc
        7,975
        300 Vertex Pharmaceuticals Inc*
        9,525
        100 WD-40 Co
        5,775
        100 Walbro Corp
        1,650
        200 Whittaker Corp*
        1,975
        400 Williams Industries Inc*
        7,150
        200 Wolverine Tube Inc*
        5,200
        200 Wynn's International Inc
        4,825
        300 Xircom Inc*
        2,775

        200 Zero Corp
        3,900

     $598,225

MINING --- 1.0%
        300 AMCOL International Corp
        5,100
        300 Coeur D'Alene Mines Co*
        4,125
        200 Dravo Corp*
        1,925
        400 Getchell Gold Corp*
       15,350
        500 Glamis Gold Ltd
        3,250
        800 Helca Mining Co*
        4,300
        300 Stillwater Mining Co*
        6,038

      $40,088

OIL & GAS --- 3.8% 400 Benton Oil & Gas Co* 5,850 300 Box Energy Corp* 2,063 300 Cabot Oil & Gas Corp 5,025 300 Cross Timbers Oil Co 4,650 500 Devon Energy Corp
       16,500
        300 HS Resources Inc*
        3,413
      1,000 Mesa Inc
        5,125
        500 Newfield Exploration Co*
        9,563
      1,800 Noble Drilling Corp*
       31,275
        400 Oceaneering International Inc*
        5,800
        300 Plains Resources Inc*
        3,863
        300 Pool Energy Services Co*
        3,900
        200 Production Operators Corp
       11,500
        200 Seitel Inc*
        6,700
        500 Snyder Oil Corp
        7,938

        100 St Mary Land & Exploration Co
        2,600
        600 Tuboscope Vetco International Corp*
        8,400
        500 United Meridian Corp*
       14,188
        400 Vintage Petroleum Inc
       11,300
        100 Wiser Oil Co
        1,663

     $161,316

OTHER TRANS. SERVICES --- 1.5%
        500 American Freightways Corp*
        7,063
        300 Arkansas Best Corp*
        1,575
        400 Expeditors International of Washington Inc
       10,000
        500 Fritz Companies Inc*
        4,281
        300 Frozen Food Express Industries Inc
        2,663
        500 Heartland Express Inc*
       10,813
        200 Landstar System Inc*
        5,125
        200 MS Carriers Inc*
        3,950
        300 USFreightways Corp
        8,100
        600 Werner Enterprises Inc
       11,475

      $65,045

REAL ESTATE --- 0.5%
        400 Amresco Inc*
        5,825
        200 CCB Financial Corp
       13,575

      $19,400

RETAIL TRADE --- 7.6%
        500 Applebees International Inc
       11,688

        600 Arbor Drugs Inc
       11,025
        200 Au Bon Pain Inc*
        1,275
        200 BMC West Corp*
        2,150
        100 Bertuccis Inc*
          550
        600 Bombay Company Inc*
        2,175
        300 Books-A-Million Inc*
        1,500
        500 CKE Restaurants Inc
        9,813
        200 Carson Pirie Scott & Co*
        5,950
        400 Caseys General Stores Inc
        7,550
        400 Cash America International Inc
        3,550
        400 Cato Corp Class A
        1,850
        200 Cheesecake Factory Inc*
        3,650
        100 Danmark International Inc*
          925
        300 Discount Auto Parts Inc*
        4,875
        400 Eagle Hardware & Garden Inc*
        7,500
        300 Express Scripts Inc*
       11,025
        300 Fabri-Centers of America Inc Class A*
        6,038
        300 Filenes Basement Corp*
        1,763
        600 Foodmaker Inc*
        6,525
        200 Gottschalks Inc*
        1,100
        600 Hechinger Co Class A*
          975
        100 IHOP Corp*
        2,625
        200 J Baker Inc
        1,575
        400 Jan Bell Marketing Inc*
          900
        300 Jumbosports Inc*
        1,388
        500 Landrys Seafood Restaurant Co*
        7,023
        300 Lechters Corp*
          975

        100 Lillian Vernon Corp
        1,375
        400 Luby's Cafeterias Inc
        7,300
        400 Michaels Stores Inc*
        7,700
        200 O'Reilly Automotive Inc*
        7,000
        600 Payless Cashways Inc*
        1,050
        700 Pier 1 Imports Inc
       13,825
        400 Proffitts Inc*
       14,950
        800 Ross Stores Inc
       22,500
        300 Ruby Tuesday Inc*
        5,925
        800 Ryan's Family Steak Houses Inc*
        7,100
        200 SPX Corp
       10,925
        700 Shoney's Inc*
        3,238
        500 Shopko Stores Inc
       10,000
        300 Showbiz Pizza Time Inc*
        5,775
        200 Smiths Food & Drug Centers Inc*
        6,700
        200 Sonic Corp*
        2,650
        300 St John Knits Inc
       11,513
        300 Stein Mart Inc*
        8,700
        400 TCBY Enterprises Inc
        2,300
        300 TJ International Inc
        6,675
        200 Taco Cabana Inc*
          950
        300 The Dress Barn Inc*
        4,163
        500 The Sports Authority Inc*
        8,875
        500 Triarc Companies Inc Class A*
        9,313

        300 Venture Stores Inc*
          675
        300 Whole Foods Market Inc*
        6,900
        400 Williams-Sonoma Inc*
       12,400

     $318,415

SECURITIES & COMMODITIES --- 2.0%
        400 Alex Brown Inc
       25,750
        400 Downey Financial Corp
        7,750
        200 Interra Financial Inc
        7,325
        300 Legg Mason Inc
       14,250
        300 Piper Jaffray Companies Inc
        4,838
        600 Quick & Reilly Group Inc
       13,275
        450 Raymond James Financial Inc
       10,519

      $83,707

TELEPHONE --- 0.3%
      1,000 Tel-Save Holdings Inc*
       14,000

      $14,000

TRANSPORTATION EQUIPMENT --- 2.1%
        300 AO Smith Corp
       10,425
        400 Arctic Cat Inc
        4,000
        300 BE Aerospace Inc*
        7,388
        500 Breed Technologies Inc
        9,063
        500 Gentex Corp*
        9,000
        200 Huffy Corp
        2,575
        500 Orbital Sciences Corp*
        7,375
        300 Simpson Industries Inc
        2,775
        200 Skyline Corp
        4,225
        200 Spartan Motors Inc
        1,350

        200 Standard Motor Products Inc
        2,750
        300 Standard Products Co
        6,563
        100 Thor Industries Inc
        2,163
        300 UNC Inc*
        4,163
        300 Wabash National Corp
        5,363
        400 Winnebago Industries Inc
        2,500
        400 Yellow Corp*
        7,700

      $89,378

WATER --- 0.8%
        100 Aquarion Co
        2,488
        100 Consumers Water Co
        1,613
        300 Halter Marine Group Inc*
        5,888
        400 Kirby Corp*
        7,300
        300 Philadelphia Suburban Corp
        6,000
        100 Southern California Water Co
        2,163
        600 United Water Resources Inc
        9,825

      $35,277

WHOLESALE TRADE - INDL --- 2.2%
        200 AM Castle & Co
        3,450
        500 Barrett Resources Corp*
       16,375
        100 Bell Industries Inc*
        1,600
        200 MicroAge Inc*
        2,525
        600 Nautica Enterprises Inc*
       13,275
        300 OM Group Inc
        8,363

        300 Patterson Dental Co*
       10,050
        300 Pioneer Standard Electronics Inc
        3,675
        700 Sybron International Corp*
       23,275
        400 TBC Corp*
        3,000
        200 Wyle Electronics
        6,775

      $92,363

WHOLESALE TRADE -CONSUMER --- 2.3%
        200 Commercial Metals Co
        5,550
        100 Custom Chrome Inc*
        1,175
        300 Fisher Scientific International Inc
       12,713
        200 Hughes Supply Inc
        6,625
        300 Kaman Corp Class A
        3,863
        400 Kent Electronics Corp*
       10,000
        200 Nash Finch Co
        3,525
        500 Owens & Minor Inc
        6,500
        400 Rexel Inc*
        7,050
        700 Richfood Holdings Inc
       14,263
        400 Rykoff-Sexton Inc
        7,250
        100 Syncor International Corp*
          813
        700 Tech Data Corp*
       17,094

      $96,421

TOTAL COMMON STOCK --- 99.9%
   $4,194,628
(Cost $4,481,232)

PREFERRED STOCK

TRANSPORTATION EQUIPMENT --- 0.1%
        200 AAR Corp
        5,950

  $5,950

TOTAL PREFERRED STOCK --- 0.1%
       $5,950
(Cost $5,208)

TOTAL ORCHARD INDEX 600 PORTFOLIO --- 100.0%
   $4,200,578
(Cost $4,486,440)


Orchard Series Fund

Orchard Index European Portfolio

COMMON STOCK

AGRICULTURE --- 0.2%
         50 Eridania Beghin-SA
        7,579

       $7,579

AIR --- 0.4%
      2,000 BAA PLC
       16,526

      $16,526

COMMUNICATIONS --- 6.2%
      3,000 British Sky Broadcasting Group PLC
       27,705
      4,000 Cable and Wireless
       30,792
         40 Canal Plus
        7,221
        200 Ericsson Tel Series A
        6,425
      1,500 Ericsson Tel Series B
       47,425
      1,000 Granada Group
       14,436
        200 Nokia AB Oy
       12,447
        281 Polygram NV
       13,769
      3,000 Reuters Holdings PLC
       30,913
      6,000 Stet Societa' Finanziaria Telefonica SPA

       28,354
      2,000 Stet Societa' Finanziaria Telefonica SPA RNC
        7,414
        108 Tele Danmark A/S
        5,193
     11,000 Telecom Italia SPA
       28,929
      3,000 Telecom Italia SPA RNC
        6,462
      5,000 Vodafone Group
       22,359

     $289,844

CONSTRUCTION --- 0.2%
      1,068 Hanson Plc
        5,182
        100 Kvaerner AS
        4,971

      $10,153

CONSUMER SERVICES --- 10.7%
         50 Accor
        7,168
        900 Astra AB
       36,831
        792 BOC Group
       12,123
        708 EMI Group PLC
       14,052
      3,000 Grand Metropolitan
       25,032
      3,170 Guinness
       26,194
        100 Havas
        7,485

      4,629 Marks and Spencer
       36,675
        110 Novartis (registered)
      144,955
        110 Novartis Ciba Special Rights*
        7,725
        112 Novo-Nordisk A/S
       11,077
        996 Peninsular & Orintal Steam Navigation Co.
        9,731
        532 Philips Electronics
       27,760
         50 Pin-Printemps-Redo
       21,025
      1,000 Rank Group PLC
        6,886
        150 Sanofi SA
       14,002
      5,000 Smithkline Beecham PLC
       80,321
         15 Sophus Berendsen A/S A
        1,843
         35 Sophus Berendsen A/S B
        4,247

     $495,132

CREDIT INSTITUTIONS --- 0.2%
        100 Societe Generale de Belgique
        8,900

       $8,900

ELECTRIC --- 4.1%
      1,000 ABB AB Series A
       12,175
      1,000 ABB AB Series B
       12,111
        100 Electrabel
       22,726
        425 Empresa Nacional de Electridad SA
       29,738
        855 Energy Group PLC*
        6,788
        300 Hafslund ASA
        1,896
      1,483 IBERDROLA SA
       16,753
      3,000 National Grid Group PLC
       10,791
      1,000 Powergen
       10,466
      2,000 Scot Power
       12,119
         25 Tractebel Inv International
       10,705
        850 Veba AG
       43,776

     $190,044

ELECTRONICS - HIGH TECH --- 3.1% 250 Alcatel Alsthom (Cie Gen El)
       27,791
      4,536 General Electric Co PLC

       26,922
      2,000 National Power
       17,239
        300 Nokia AB
       18,723
        950 Siemens AG
       51,449

     $142,124

ENVIRONMENTAL SERVICES --- 0.3%
      2,000 Rentokil Initial
       13,091

      $13,091

FINANCIAL SERVICES --- 0.3%
         54 Fortis AG
        9,642
         91 Unidanmark
        4,500

      $14,142

FOREIGN BANKS --- 0.2%
        494 ABN Amro Holdings NV
       33,939
        494 ABN Amro Holdings NV
       33,939
      2,000 Abbey National
       27,867

      2,000 Abbey National
       27,867
        200 Argentaria Corp BC
        8,928
        200 Argentaria Corp BC
        8,928
        361 BCO Bilbao Vizcaya
       24,320
        361 BCO Bilbao Vizcaya
       24,320
         66 BCO Central Hispan
        2,011
         66 BCO Central Hispan
        2,011
      1,000 BCO ESP de Credito*
        8,866
      1,000 BCO ESP de Credito*
        8,866
         50 BQE Brux Lambert
       12,497
         50 BQE Brux Lambert
       12,497
         50 Banco Popular Espanol SA
       10,612
         50 Banco Popular Espanol SA
       10,612
        256 Banco Santander SA
       19,280
        256 Banco Santander SA
       19,280
        300 Banque Nationale de Paris
       12,795
        300 Banque Nationale de Paris
       12,795
      2,603 Barclays PLC
       48,373
      2,603 Barclays PLC
       48,373
        700 Commezbank AG
       18,773
        700 Commezbank AG
       18,773
        250 Compagnie de Suez
       12,127
        250 Compagnie de Suez
       12,127
        100 Den Danske Bank
          361
        100 Den Danske Bank
          361
        100 Den Danske Bank AS
        8,646
        100 Den Danske Bank AS
        8,646
        850 Deutsche Bank AG
       44,856
        850 Deutsche Bank AG
       44,856
        750 Dresdner Bank AG
       23,990
        750 Dresdner Bank AG
       23,990
         50 Generale de Banque
       20,746
         50 Generale de Banque
       20,746
      3,000 HSBC Holdings
       75,534
      3,000 HSBC Holdings
       75,534
      1,000 HSBC Holdings ORD

       26,231
      1,000 HSBC Holdings ORD
       26,231
      1,000 IMI SPA
        8,514
      1,000 IMI SPA
        8,514
      1,000 Istituto Banc San Paolo di Torino
        6,655
      1,000 Istituto Banc San Paolo di Torino
        6,655
         22 Kredietbank NV
        8,574
         22 Kredietbank NV
        8,574
      9,516 Lloyds TSB Group
       86,802
      9,516 Lloyds TSB Group
       86,802
        100 Merita Ltd
          337
        100 Merita Ltd
          337
      1,000 Merita Ltd Series A
        3,251
      1,000 Merita Ltd Series A
        3,251
      3,000 National Westminster Bank PLC
       35,482
      3,000 National Westminster Bank PLC
       35,482
        400 Nordbanken AB
       12,290
        400 Nordbanken AB
       12,290
      3,000 Prudential Corp
       29,115

      3,000 Prudential Corp
       29,115
      1,300 Royal BK Scot Group
       12,258
      1,300 Royal BK Scot Group
       12,258
         40 Schwerizerische Rueckversicherungs-Gesallschaft (Swiss
R      37,864
         40 Schwerizerische Rueckversicherungs-Gesallschaft (Swiss
R      37,864
        900 Skandinaviska Enskilda Banken
        9,179
        900 Skandinaviska Enskilda Banken
        9,179
        150 Societe Generale
       16,803
        150 Societe Generale
       16,803
        400 Svenska Handelsbanken
       11,015
        400 Svenska Handelsbanken
       11,015

     $710,245

GAS --- 0.4%
      7,000 British Gas PLC*
       20,188

      $20,188

HOLDING & INVEST. OFFICES --- 5.7%
      6,391 BTR PLC
       26,094
        350 CS Holding
       39,425
        200 Cie Fin Paribas
       12,610
      1,147 ING Groep NV
       45,021
        200 Investor AB Series A
        8,771
        200 Investor AB Series B
        8,746
         70 Nestle SA
       85,024
      2,000 Standard Chartered
       30,136
      2,000 Tomkins PLC
        8,619

     $264,446

INDUSTRIAL PRODS & SVCS --- 0.3%
      1,000 Siebe
       14,792

      $14,792

INSURANCE --- 7.6%
        300 AXA
       18,452
        422 Aegon NV
       29,880
      1,000 Alleanza Assicuraz

        6,783
        400 Allianz AG Holdings
       77,367
      1,000 Assic Generali SPA
       16,725
         15 Codan Forsikring
        1,980
      1,000 Commercial Union
       11,017
      1,000 General Accident PLC
       14,201
      7,000 Istituto Nazionale delle Assicurazione
        9,378
         50 Munchener Ruckvers
      121,103
      1,000 RAS
        8,164
          4 Royale Belge
        1,030
         20 Scgweuzeruscge Rueckversicherungs-Gesellschaft (Swiss
Re      23,153
        400 Storebrand ASA*
        2,458
        500 Union Assur de Paris
       12,367

     $354,058

MFTG - CONSUMER PRODS. --- 6.5%
      5,000 ASDA Group
        9,316
      1,000 Associated British Foods
        8,624

      5,092 BAT INDUSTRIES
       42,818
      1,000 British Steel
        2,301
      1,635 Cadbury Schweppes PLC
       13,563
         66 Carlsberg Series A
        4,075
         55 Carlsberg Series B
        3,387
         50 Christian Dior
        7,408
         96 Danisco A/S
        5,563
        100 Danone
       14,559
        140 LVMH Moet Hennessy
       34,171
        190 Michelin (CGDE)
       10,613
      1,000 Montedison SPA*
          656
      7,000 Montedison SPA*
        4,581
        916 Pearson PLC
       10,522
         30 Promodes
       10,118
        932 Reed International PLC*
       17,169
        400 Renault (Regie NTL)
        9,469
      2,000 Safeway
       11,082
      1,340 Unilever
       35,193
        251 Unilever non-voting
       48,796

     $303,984

MFTG - INDUSTRIAL PRODS --- 14.9%
        125 Air Liquide (L)'
       18,820
        200 Astra AB
        7,942
      1,050 BASF AG
       40,497
      1,200 Bayer AG*
       47,737
        900 Daimler-Benz AG*
       66,824
      2,000 Fiat SPA
        3,468
      5,000 Fiat SPA
       16,492
      6,000 Glaxo Wellcome PLC
      117,918
      1,000 Hoechst AG
       39,232
      1,000 Imperial Chemical Industry
       11,358
         75 Mannesmann AG
       29,489
        200 Norske Hydro AS
        9,746
        100 Orkla AS
        8,384
        200 Outokumpu OY

        3,809
        500 Rhone-Poulenc SA
       16,811
         12 Roche Holding AG
      101,377
          3 Roche Holdings AG
       35,828
        400 Sandvik AB
        9,867
        200 Schneider SA
       11,270
         25 Solvay SA
       14,973
        500 Stora Kopparbergs Bergslags Aktiebolag Series A
        6,916
        500 UPM-Kymmene Corp*
       11,447
        100 Usinor Sacilor
        1,511
        100 Valmet Corp
        1,691
      2,000 Zeneca Group
       60,401

     $693,808

MINING --- 1.1%
      1,759 RTZ Corp
       27,929
        550 Rwe AG
       22,864

      $50,793

OIL & GAS --- 10.3%
      9,193 British Petroleum Company PLC
      105,453
      7,000 Centrica PCL*
        6,408
      2,000 ENI
       10,146
        400 Elf Aquitaine SA
       38,778
         40 Petrofina SA
       14,246
        475 Repsol SA
       19,935
        841 Royal Dutch Petrol
      150,249
        200 Saga Petroleum
        3,497
      5,000 Shell Transport & Trading
       88,382
        400 Total
       33,160
        100 Transocean*
        6,024

     $476,278

OTHER UTILITIES --- 0.3%
         75 Gas Natural SDG
       15,944

      $15,944

REAL ESTATE --- 0.2%
        839 Land Securities
       10,895

      $10,895

RETAIL TRADE --- 6.9%
      1,704 Allied Domecq
       12,010
      1,450 Bass PLC
       18,700
      1,568 Boots Co
       17,631
         65 Carrefour
       40,570
        140 Compagnie de Saint Gobain
       18,752
        200 Eaux (Cie Generale)
       27,851
      1,000 Fiat SPA
        1,821
      2,000 Great Univ Stores
       20,739
      3,014 J Sainsbury PLC
       16,164
      1,000 Kingfisher
       10,823
        110 L'oreal
       39,020
        150 Lafarge
        9,835
         75 Peugeot SA
        7,464
      1,000 Scot & Newcastle
       10,823
      3,543 Tesco

       20,551
         40 Volkswagen AG
       25,358
        300 Volvo Series A
        7,554
      1,000 Whitbread
       12,476

     $318,142

TELEPHONE --- 3.9%
     10,344 British Telecommunications PLC
       75,752
        741 Kon Ptt Nederland
       26,309
      3,000 Telecom Italia Mobile SPA
        5,543
     11,000 Telecom Italia Mobile SPA
       34,580
      1,506 Telefonica de Espana
       38,614

     $180,798

TRANSPORTATION --- 0.3%
        600 Volvo Series B
       15,107

      $15,107

UTILITIES --- 0.2%
        100 Lyonnaise Des Eaux
        9,044

       $9,044

WHOLESALE TRADE -CONSUMER --- 0.1%
        120 Electrolux AB
        6,884

       $6,884

TOTAL COMMON STOCK --- 115.5%
   $5,360,478
(Cost $4,806,608)

TOTAL ORCHARD INDEX EUROPEAN PORTFOLIO --- 100.0%
   $4,641,587

(Cost $4,806,608)


Orchard Series Fund

Orchard Index Pacific Portfolio

COMMON STOCK

AGRICULTURE --- 0.1%
      1,000 Kuala Lumpur Kepong Bhd
        2,593

       $2,593

AIR --- 0.3%
      1,000 Japan Airlines*
        3,971
      1,000 Singapore Airlines Ltd
        8,847

      $12,818

COMMUNICATIONS --- 3.0%
        200 Advanced Info Service Public Co Ltd
        1,332
     24,000 Hong Kong Telecommunications Ltd
       41,222
        100 KDD
        5,247
      1,000 Oki Electric Industry Co
        4,909
      4,000 Singapore Telecommunications Ltd
        6,746
      4,400 Telecom Corporation of New Zealand Ltd
       19,728
      1,000 Telekom Malaysia Bhd
        7,020
      7,000 Toshiba Corp
       39,269

     $125,473

CONSTRUCTION --- 0.6%
      1,000 Daiwa House Industry Company Ltd
       11,188
      2,000 Komatsu Ltd
       14,623
        500 PT Semen Gresik
        1,218

      $27,029

CONSUMER SERVICES --- 5.7%

      1,000 Kao Corp
       11,661
      1,500 PT Astra International
        5,489
      3,000 Renong Bhd
        4,116
      2,000 Resorts World Bhd
        7,379
      8,300 SM Prime Holdings
        2,172
      1,200 San Miguel Corp
        3,460

      1,000 Sankyo Co Ltd
       26,789
        300 Sony Music Entertainment Inc
       10,306
      5,000 Sun Hung Kai Properties
       54,239
      2,000 Swire Pacific Ltd A
       15,432
      5,000 Swire Pacific Ltd B
        6,651
      1,000 Taisho Pharmaceutical Co
       24,740
      2,000 Takeda Chemical Industry
       46,171
      1,000 Yamanouchi Pharmaceutical Co Ltd
       21,352

     $239,957

CREDIT INSTITUTIONS --- 0.0%
      1,000 Technology Resources Industries Bhd*
        1,835

       $1,835

ELECTRIC --- 4.5%
      4,500 China Light & Power Company Ltd
       20,282
      1,600 Chubu Electric Power Company Inc
       26,095
        800 Chugoku Electric Power Company Ltd
       12,795
        500 Hokkaido Electric Power
        7,800
      2,100 Kansai Electric Power Company Inc
       36,732

        600 Manila Electric Co
        3,733
        600 Shikoku Electric Power
        9,077
      1,000 Tenaga Nasional BHD
        4,627
      1,100 Tohoku Electric Power
       16,900
      2,900 Tokyo Electric Power
       51,410

     $189,451

ELECTRONICS - HIGH TECH --- 10.8%
      2,000 Canon Inc
       47,431
        500 Fanuc
       17,058
      7,000 Hitachi Ltd
       63,426
      4,500 Hongkong Electric Holdings Ltd
       15,923
      1,000 Kyushu Electric Power
       16,388
      4,000 Matsushita Electric Industrial Company Ltd
       63,977
      5,000 Mitsubishi Electric Corp
       27,379
      3,000 NEC Corp
       36,637
        300 Nintendo Corp Ltd
       21,935
      1,000 Omron Corp
       18,910
      4,000 Sanyo Electric Co
       15,411
      2,000 Sharp Corp
       26,001
        100 Shinawatra Computer Co
          681
        800 Sony Corp
       58,241
      2,000 Sumitomo Electric Industries
       27,104

     $456,502

FINANCIAL SERVICES --- 0.3%
      2,000 Mitsubishi Motor Credit
       13,867

      $13,867

FOREIGN BANKS --- 21.4%

      5,000 Asahi Bank
       30,610
      3,100 Australia & New Zealand Banking Group Ltd
       19,793
        600 Bangkok Bank Public Company Ltd
        5,559
        300 Bank Of Ayudhya Public Company Ltd
          770

      1,000 Bank of Fukuoka Ltd
        4,964
     10,000 Bank of Tokyo-Mitsubishi
      158,367
      2,000 Bank of Yokohama
        8,178
      2,000 Chiba Bank Ltd
       10,715
      1,050 Commonwealth Bank of Australia
       11,403
      7,000 Dai-Ichi Kangyo Bank Ltd
       76,662
      3,000 Daiwa Bank Ltd
        9,691
      1,000 Gunma Bank
        7,564
      1,000 Hachijuni Bank
        8,982
      4,000 Hang Seng Bank Ltd
       45,070
      5,000 Industrial Bank of Japan
       53,183
        900 Krung Thai Bank Public Company Ltd
        1,120
      5,000 Long-Term Credit Bank of Japan
       13,434
      2,000 Malayan Banking Bhd
       19,944
      2,000 Malayan United Industries Bhd
        1,476
        100 Metropolitan Bank & Trust Co
        2,048
      3,000 Mitsubishi Trust & Banking
       32,146
      3,000 Mitsui Trust & Banking
       17,113
      3,000 National Australia Bank
       41,046
      3,000 Nikko Securities Company Ltd
       16,735

      4,000 Nippon Credit Bank
        7,249
      1,000 Oversea-Chinese Banking Corporation Ltd
       11,681
      1,000 Public Bank Bhd
        1,659
      7,000 Sakura Bank Ltd
       37,008
      6,000 Sanwa Bank Ltd
       64,292
        200 Siam Commercial Bank Public Company Ltd
        1,172
      7,000 Sumitomo Bank
       79,972
      3,000 Sumitomo Trust & Banking
       24,819
        500 Thai Farmers Bank Public Company Ltd
        3,025
        100 Thai Military Bank Public Company Ltd
          145
      4,000 Tokai Bank
       29,783
      2,000 Toyo Trust & Banking
       13,379
      1,000 United Overseas Bank Ltd
        9,400
      4,000 Westpac Banking Corporation Ltd
       21,548
      2,000 Yasuda Trust & Banking
        4,680

     $906,385

FORESTRY --- 0.0%
      1,000 Lingui Developments Bhd
        1,731

       $1,731

GAS --- 0.8%
      6,000 Hong Kong and China Gas Company Ltd
        9,531
      5,000 Osaka Gas Co
       11,976
      6,000 Tokyo Gas Co
       14,324

      $35,831

HIGHWAYS --- 0.2%
      1,000 UTD Engineers Bhd
        7,106

       $7,106

HOLDING & INVEST. OFFICES --- 4.4%
        800 AMMB Holdings Bhd
        5,329
      1,000 Affin Holdings Bhd
        2,413

      1,000 Berjaya Sports Toto Bhd
        4,787
      6,000 Brierley Investments Ltd
        5,281
      5,000 Citic Pacific Ltd
       27,055
      6,000 Faber Group Bhd
        5,935
      4,000 Henderson Land Development Company Ltd
       33,706
      8,000 Hutchison Whampoa Ltd
       59,405
      1,000 Jardine Matheson Holdings Ltd
        5,500
      3,000 Magnum Corporation Bhd
        4,763
      1,000 Malaysian Helicopter Services Bhd
        1,061
      1,000 Multi-Purpose Holdings Bhd
        1,635
      4,000 New World Development Company Ltd
       23,090
      1,000 YTL Corporation Bhd
        4,069

     $184,029

INDUSTRIAL SERVICES --- 0.3%
      2,000 Sumitomo Corp
       13,457

      $13,457

INSURANCE --- 1.6%
        500 Lend Lease Corp Ltd
        9,566
      2,000 Mitsui Marine and Fire Insurance Company Ltd
       11,377
      1,000 Sumitomo Marine & Fire
        6,153
      3,000 Tokio Marine & Fire Insurance Co
       29,310
      2,000 Yasuda Fire & Marine Ins

        9,266

      $65,672

MFTG - CONSUMER PRODS. --- 3.1%
      1,000 Ajinomoto Co
        9,140
      1,050 Coca-Cola Amatil Ltd
       12,000
      2,000 Dai Nippon Printing Co Ltd
       36,086
      4,100 Foster's Brewing Group Ltd
        8,438
      2,000 Kirin Brewery Company Ltd
       17,334
      1,600 News Corp Ltd
        7,372
      2,000 Nippon Paper Industries Co
        9,218
      2,200 Pacific Dunlop Ltd
        5,934
      2,000 Toppan Printing Company Ltd
       25,843

     $131,365

MFTG - INDUSTRIAL PRODS --- 11.6%
      1,300 Amcor Ltd
        8,550
      3,000 Asahi Chemical Industry Company Ltd
       17,491
      3,000 Asahi Glass Company Ltd
       27,182
      2,300 Boral Ltd
        6,778
      2,000 CSR Ltd
        7,391
      4,000 Carter Holt Harvey Ltd
        8,870
      1,400 Fletcher Challenge Paper
        3,105
        600 ICI Australia Ltd
        5,632
      3,000 Ishikawajima-Harima Heavy Industries Co Ltd
       11,180
      3,000 Itochu Corp
       14,206
      2,000 Kajima Corp
        9,108
      7,000 Kawasaki Steel Corp
       20,682
      1,000 Keppel Corporation Ltd
        4,354
      6,000 Kobe Steel Ltd*

       10,920
      3,000 Kubota Corp
       13,851

      1,000 Land & General Holdings Bhd
        1,364
      3,400 M.I.M. Holdings Ltd
        4,427
      5,000 Mitsubishi Chemical Corp
       16,822
      7,000 Mitsubishi Heavy Industries Ltd
       46,218
      1,000 Murata Mfg Co Ltd
       36,874
      7,000 NKK Corp
       15,112
      2,000 New Oji Paper Co
       10,101
     15,000 Nippon Steel Co
       42,783
      5,000 Nissan Motor Company Ltd
       29,428
      2,500 PT Gudang Garam
       10,485
        500 PT HM Sampoerna*
        2,010
      1,000 Perusahaan Otomobil Nasional Bhd
        5,983
      1,900 Pioneer International Ltd
        6,251
      1,000 Ricoh Corp Ltd
       11,897
      1,000 Sekisui Chemical Co
        9,612
      1,000 Shin-Etsu Chemical Co
       20,170
        100 Siam Cement Public Company Ltd
        2,680
      3,000 Sumitomo Chemical Co
       12,409
      7,000 Sumitomo Metal Industries
       17,428
      3,000 Toray Industries Inc
       18,673

     $490,027

MINING --- 2.4%
      4,100 Broken Hill Proprietary Company Ltd

       57,790
      1,300 CRA Ltd
       19,378
      1,200 Comalco Ltd
        6,081
      3,000 Marubeni Corp
       11,133
      2,000 Mitsubishi Materials Corp
        7,469

     $101,851

OIL & GAS --- 0.9%
      1,000 Petronas Gas Bhd
        3,470
      1,000 Tonen Corp
        9,376
      2,300 WMC Ltd
       13,627
      1,400 Woodside Petroleum Ltd
       11,133

      $37,606

OTHER TRANS. SERVICES --- 0.9%
      1,000 All Nippon Airways Company  Ltd
        5,893
        500 Brambles Industries Ltd
        9,043
      3,000 Kawasaki Heavy Industries
       11,842
      3,000 Nippon Yesen Kabushiki Kaisha
       10,873

      $37,651

RAILROADS --- 3.2%
          9 East Japan Railway Co
       38,930
      2,000 Hankyu Corp
        9,486
      3,000 Kinki Nippon Railway
       16,640
      2,000 Odakyu Electric Railway
       10,290
      1,000 Seibu Railway
       48,062
      2,000 Tokyu Corp
       10,495

     $133,903

REAL ESTATE --- 4.4%

     4,400 Ayala Corp Class B
        3,088
        625 Ayala Land Inc Class B
          450
      3,500 C & P Homes Inc
        1,328
      5,000 Cheung Kong Holdings Ltd
       43,908
      2,000 City Developments Ltd
       16,174
      6,000 Hongkong Land Holdings Ltd
       12,480
      1,000 Malaysian Resources Corporation Bhd
        2,872
      3,000 Mitsubishi Estate Company Ltd
       37,819
      2,000 Mitsui Fudosan
       22,849
      2,000 Obayashi Corp
       10,148
      2,000 Sekisui House Ltd
       17,806
      5,000 Wharf Holdings Ltd
       18,919

     $187,841

RETAIL TRADE --- 5.8%
      2,300 Coles Myer Ltd
       11,171
      2,000 Daiei Inc
        9,565
      1,000 Ito-Yokado Co Ltd
       47,983
      1,000 JUSCO Co
       30,728
      1,000 Marui Co
       16,467
      2,000 Matsushita Electric Works
       20,328
      3,000 Nippon Oil Co
       14,135
      1,000 Seven - Eleven Japan
       63,426
      4,000 Sime Darby BHD
       12,365
      1,000 Suzuki Motor Company Ltd
       10,637
      2,200 Woolworths Ltd
        6,483

     $243,288

SECURITIES & COMMODITIES --- 1.7%
      3,000 Daiwa Securities Co Ltd
       19,973
      4,000 Nomura Securities Co Ltd
       44,753
      3,000 Yamaichi Securities Company Ltd
        7,847

      $72,573

TELEPHONE --- 1.5%
          7 Nippon Telegraph & Telephone Corp
       49,362
      4,500 PT Telekomunikasi*
        6,522
        100 Philippine Long Distance
        5,709
        700 TelecomAsia Corporation Public Company Ltd*
        1,059

      $62,652

TRANSPORTATION EQUIPMENT --- 7.3%
      2,000 Honda Motor Company Ltd
       62,086
      2,000 Nippon Express Co Ltd
       13,788
      8,000 Toyota Motor Corp
      231,957

     $307,831

WHOLESALE TRADE - INDL --- 1.4%
      2,000 Hitachi Zosen Corp
        6,949
      3,000 Mitsubishi Corp
       28,128
      3,000 Mitsui & Co
       22,904

      $57,981

WHOLESALE TRADE -CONSUMER --- 1.9%

      2,000 Bridgestone Corp
       42,546

      1,000 Fuji Photo Film
       38,213

      $80,759

TOTAL COMMON STOCK --- 100.0%
   $4,229,064
(Cost $4,194,171)

TOTAL ORCHARD INDEX PACIFIC PORTFOLIO --- 100.0%
   $4,229,064
(Cost $4,194,171)


Orchard Series Fund

Orchard Money Market Portfolio

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 21.3%
    150,000 American Express Credit Corp
      148,284
    150,000 Bellsouth Capital Funding Corp
      149,123
    150,000 Ford Motor Credit Co
      148,375
    150,000 TransAmerica Financial Corp
      148,134

     $593,916

ELECTRONICS - HIGH TECH --- 5.4%
    150,000 General Electric Co
      149,081

     $149,081

HOLDING & INVEST. OFFICES --- 5.4%
    150,000 American General Finance Corp
      149,076

     $149,076

INSURANCE --- 5.3%
    150,000 AIG Funding Inc
      148,620

     $148,620

SECURITIES & COMMODITIES --- 10.6%
    150,000 Merrill Lynch & Co Inc
      146,210
    150,000 Morgan Stanley Group Inc

      149,668

     $295,878

TELEPHONE --- 5.3%
    150,000 American Telephone & Telegraph Co
      146,120

     $146,120

U.S. GOVERNMENTS --- 46.7%
  1,300,000 Federal Home Loan Bank
    1,300,000

   $1,300,000

TOTAL SHORT-TERM INVESTMENTS --- 100.0%
   $2,782,691
(Cost $2,782,691)

TOTAL ORCHARD MONEY MARKET PORTFOLIO --- 100.0%
   $2,782,691
(Cost $2,782,691)


Orchard Series Fund

Orchard Preferred Stock Portfolio

PREFERRED STOCK

CREDIT INSTITUTIONS --- 23.8%
      7,400 Bankers Trust New York Corp
      197,950
      6,800 Fleet Financial Group Inc
      177,650
      7,300 Household International Inc
      200,750
      3,500 JP Morgan & Company Inc
      180,250
      6,800 MBNA Corp
      176,800

     $933,400

ELECTRIC --- 25.5%
      1,500 Baltimore Gas & Electric Co
      156,000

      1,600 Duke Power Co
      158,400
      1,400 Florida Power & Light Co
      147,416
      1,700 Montana Power Co
      145,775
      1,800 Pennsylvania Power & Light Co
      190,978
      2,000 South Carolina Electric & Gas
      200,250

     $998,819

ELECTRONICS - HIGH TECH --- 4.6%
      6,700 International Business Machines Corp
      179,225

     $179,225

FINANCIAL SERVICES --- 4.6%
      7,000 First Maryland Bancorp
      181,125

     $181,125

HOLDING & INVEST. OFFICES --- 9.6%
      7,000 Chase Manhattan Corp
      179,375
      7,500 Republic New York Corp
      195,938

     $375,313

INDUSTRIAL SERVICES --- 4.6%
      7,000 Comdisco Inc
      180,250

     $180,250

INSURANCE --- 4.7%
      7,300 WR Berkley Corp
      186,150

     $186,150

SECURITIES & COMMODITIES --- 13.5%
      7,000 Bear Stearns Companies Inc
      179,375
      5,300 Merrill Lynch & Co Inc
      157,013
      7,600 Morgan Stanley Group Inc
      192,850

     $529,238

TRANSPORTATION EQUIPMENT --- 9.2%
      6,500 Ford Motor Co
      179,563
      6,900 General Motors Corp
      181,125


     $360,688

TOTAL PREFERRED STOCK --- 100.0%
   $3,924,208
(Cost $3,984,942)

TOTAL ORCHARD PREFERRED STOCK PORTFOLIO --- 100.0%
   $3,924,208
(Cost $3,984,942)

ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENT
JANUARY 27, 1997



1.       ORGANIZATION

         Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust) on July 23, 1996.
         The Trust offers six separate diversified portfolios, commonly known as mutual funds (the Funds), which are registered with the Securities and
         Exchange  Commission under the provisions of the


Investment Company Act
         of 1940, as amended: Orchard Money Market Fund, Orchard
Preferred Stock
         Fund,  Orchard Index 600 Fund,  Orchard  Index 500 Fund,
Orchard Index
         Pacific  Fund,  and  Orchard  Index  European  Fund.
Since the date of
         incorporation,   the   Trust's   activities   have  been
 limited   to
         organizational  matters  with no  operating  activities;
the Funds are
         expected to become effective and available for sale on or about
         February 1, 1997.

         Initial capitalization of $100,000 for each fund was received on
         January  27, 1997 from  Great-  West Life & Annuity
Insurance  Company
         (GWL&A).

2.       SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         The following is a summary of significant accounting policies of the
         Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

         Security Valuation - Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices.
         Short-term and money market securities are valued at amortized cost which approximates market value.

         Federal Income Taxes - For federal income tax purposes, each Portfolio is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies.

         Dividends - Dividends from the investment income of the Money Market
         Fund are declared daily and reinvested monthly.
Dividends  from
         investment income of the Preferred Stock Fund are declared and reinvested quarterly. Dividends from the investment income of the Index
         600 and Index 500 Funds are declared and reinvested semi-annually while dividends  from the  investment  income of the Index
Pacific and Index
         European Funds are declared and reinvested annually. All of the Funds generally distribute capital gains, if any, in the fiscal year in which they were earned.

ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENT
JANUARY 27, 1997



3.       INVESTMENT ADVISORY AGREEMENT

         GW Capital Management, Inc. (Capital Management), a wholly-owned subsidiary of GWL&A, serves as investment advisor to the Funds pursuant to an investment advisory agreement, which was approved by the Funds'
         Board of Directors. Capital Management is a registered investment adviser  under the  Investment  Advisers  Act of 1940.

         advisory  agreement  provides that Capital  Management,
subject to the
         supervision  and  approval  of  the  Funds'  Board  of
Directors,   is
         responsible for the day-to-day management of each portfolio which includes selecting the Funds' investments and handling their business affairs.

         As compensation for its services to the Funds, the investment advisor receives monthly compensation at the annual rate of .20% of the average daily net assets of the Money Market Fund, .90% of the average daily net assets of the Preferred Stock Fund, .60% of the average daily net assets of the  Index  600 Fund and  Index  500  Fund,  and
1.00% of the
         average daily net assets of the Index Pacific and Index
European Funds.

         Subject to revision, Capital Management has voluntarily agreed to reimburse the Index  Pacific Fund,  the Index  European
Fund,  and the
         Money Market Fund to the extent that total operating expenses exceed
         1.20%, 1.20%, and .46%, respectively, of average net assets. Interest, taxes, brokerage commissions, and extraordinary expenses are not expenses eligible for reimbursement.

4.       OTHER RELATED PARTY TRANSACTIONS

         One Orchard Equities ("OOE"), a wholly-owned subsidiary of One
         Corporation ("ONE"), which is a wholly-owned subsidiary of GWL&A, distributes  and markets the Trust's  Funds.  Financial
Administrative
         Services Corporation ("FASCORP"), a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

         Certain officers of the Trust are also directors and/or officers of
         GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

5.       CAPITAL STOCK

         The Trust has authorized capital of an unlimited number of shares with no stated par value. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares.
         Each Fund represents a separate series of shares.

                                                                          PART C

                                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)      Financial Statements

         (b)      Exhibits

                  Items (b)(1)-(2) and (b)(4)-(5) are incorporated by reference to Registrant's Registration Statement dated July
30, 1996.

                  Items  (b)(6),  (b)(8)-(10)  and (b)(13) are
incorporated  by
                  reference to  Registrant's  Pre- Effective
Amendment No. 2 to
                  its Registration Statement dated January 28,
1997.

                  Items  (b)(3),   (b)(7),  (b)(12)  and
(b)(14)-(18)  are  not
applicable.

                  (11)  Written Consent of Deloitte & Touche LLP,



              Independent Auditors
                  for the Trust.


Item 25. Persons Controlled by or under Common Control with
Registrant.

                  See page C-2.

Item 26. Number of Holders of Securities.


  Number of Record Holders
         Title of Class
  as of June 30, 1997
         --------------
  -------------------------

         Orchard Money Market Fund
                     1
         Orchard Preferred Stock Fund
                     1
         Orchard Index 600 Fund
                     1
         Orchard Index 500 Fund
                     1
         Orchard Index Pacific Fund
                     1
         Orchard Index European Fund
                     1


Item 27. Indemnification.

         Article X of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present trustee or officer of the Trust. It states that the Registrant shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connection with any claim, action suit or proceeding in

ORGANIZATIONAL CHART


Power Corporation of Canada
         100%     - Marquette  Communications  Corporation  100% - 171263 Canada
                  Inc.
                           68.1% - Power Financial Corporation
                                    86.5% - Great-West Lifeco Inc.
                                            99.5% - The Great-West
Life Assurance Company
                                                                          100% -
Great-West Life & Annuity Insurance Company
                                                                            100%
- GW Capital Management, Inc.
              100% - Financial Administrative Services Corporation
                                                              100%
- One Corporation
                    100% - One Health Plan of Illinois, Inc.
                      100% - One Health Plan of Texas, Inc.
                   100% - One Health Plan of California, Inc.
                    100% - One Health Plan of Colorado, Inc.

    100% - One Health Plan of Georgia, Inc.

    100% - One Health Plan of North Carolina, Inc.

    100% - One Health Plan of Washington, Inc.

    100% - One Health Plan of Ohio, Inc.

    100% - One Health Plan of Tennessee, Inc.

    100% - One Health Plan of Oregon, Inc.

    100% - One Orchard Equities, Inc.
                                                                            100%
- Great-West Benefit Services, Inc.
                     13% - Private Healthcare Systems, Inc.
                                                              100%
- Benefits Communication Corporation
                       100% - BenefitsCorp Equities, Inc.
                                                              100%
- Greenwood Property Corporation
                                                                             94%
- Maxim Series Fund, Inc.*
                                                                            100%
- GWL Properties Inc.
                   100% - Great-West Realty Investments, Inc.
                          50% - Westkin Properties Ltd.
                                                                            100%
- Confed Admin Services, Inc.
                                                                            100%
- Orchard Series Fund

* 5.9% New England Life Insurance Company
  0.1% The Great-West Life Assurance Company which he or she is involved by virtue of his or her service as a trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Item 28.          Business and Other Connections of Investment
Adviser.


         Registrant's investment adviser, GW Capital Management, Inc. ("GW Capital Management"), is a wholly-owned subsidiary of Great- West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of The Great-West Life Assurance Company. GW Capital Management provides investment advisory services to various unregistered separate accounts of GWL&A and to Great-West Variable Annuity Account A and the Maxim Series Fund, Inc., which are registered investment companies. The directors and officers of GW Capital Management have held, during the past two fiscal years, the following positions of a substantial nature.


Name                                Position(s)
----                                -----------


John T. Hughes                      Director, Chairman of the Board
and

                                   President, GW Capital
Management; Senior Vice
                                    President and Chief Investment
Officer (U.S.
                                    Operations), Great-West; Senior
Vice
                                    President, Chief Investment
Officer, GWL&A;
                                    Chairman of the Board, GWL
Properties Inc.


Wayne Hoffmann                      Director, GW Capital
Management; Vice
                                    President, Investments,
Great-West and GWL&A.

Mark                                S. Hollen Director,  GW Capital
Management;
                                    Vice    President,    Financial
  Services,
                                    Great-West   and  GWL&A;
Chief   Operating
                                    Officer,  Financial
Administrative Services
                                    Corporation.




James M. Desmond                    Vice President, GW Capital
Management;
                                    Assistant Vice President,
Investments, Great-
                                    West and GWL&A.

David G. McLeod                     Treasurer, GW Capital
Management; Assistant
                                    Vice President, Investment
Administration,
                                    Great-West, GWL&A and Financial
                                    Administrative Services
Corporation.

Beverly A. Byrne                    Secretary, GW Capital
Management; Assistant
                                    Counsel, Great-West; Assistant
Counsel and

                                    Assistant   Secretary,



GWL&A;   Assistant
                                    Counsel     and     Secretary,
   Financial
                                    Administrative     Services
 Corporation;
                                    Secretary,   One  Orchard
Equities,   Inc.,
                                    Confed Admin  Services,  Inc.,
BenefitsCorp
                                    Equities,  Inc., Great-West
Variable Annuity
                                    Account  A, and  Maxim  Series
Fund,  Inc.;
                                    Assistant Secretary,  Benefits
Communication
                                    Corporation,  One Corporation
and Great-West
                                    Benefit Services, Inc.

Item 29.                            Principal Underwriter.

                                    (a)     Not applicable.

                                    (b)     The principal business
address of the
                                            directors and officers
of One Orchard
                                            Equities, Inc. named
below is 8515 East
                                            Orchard Road,
Englewood, Colorado 80111.


                                    Positions and Offices
             Positions and
Officers
Name                                with Underwriter
             with Registrant
------                              ---------------------
             --------------------

Brad Cornish                        Director and President
             None

Stan Kenyon                         Director
             None

Alan D. MacLennan                   Director
             None

Glen R. Derback                     Treasurer
             Treasurer

Beverly A. Byrne                    Secretary

             Secretary


                                    (c)  Not applicable.




Item 30.Location of Accounts and Records.


All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Orchard Series Fund, 8515 East Orchard Road, Englewood, Colorado 80111; GW Capital Management, Inc., 8515 East Orchard Road, Englewood, Colorado 80111; or Financial Administrative Services Corporation, 8515 East Orchard Road, Englewood, Colorado 80111.

Item 31.  Management Services.

         Not applicable.

Item 32.  Undertakings.

         (a)      Not applicable.


         (b)      Not applicable.


         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


         (d)      Registrant  undertakes  to comply  with  Section
16(c) of the
                  Investment Company Act of 1940 as it relates to the assistance to be rendered to shareholders with respect to the calling of a meeting to replace a trustee.

                                                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Englewood in the State of Colorado on the 30th day of July, 1997.


                                                                  ORCHARD SERIES
FUND



                                                                   /s/ J.D. Motz

                                                                       J.D. Motz
                                                                       President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                                     Title

                            Date



/s/ J.D. Motz
President                            7/30/97

J.D. Motz



/s/ J.D. Motz
Trustee                              7/30/97

J.D. Motz



/s/ G.R. Derback
Treasurer                            7/30/97

G.R. Derback

/s/ R.P. Koeppe*
Trustee                              7/30/97
R.P. Koeppe



/s/ R. Jennings*
Trustee                              7/30/97
R. Jennings


Signature                                                     Title
                            Date



/s/ D.L. Wooden
Trustee                              7/30/97
D.L. Wooden

/s/ S. Zisman*
Trustee                              7/30/97
S. Zisman




*By: /s B.A. Byrne
         B.A. Byrne
         Attorney-in-fact pursuant to Powers of Attorney filed
under
         this Post-Effective Amendment No. 1 to the Registration
         Statement.

                                                                   EXHIBIT INDEX


Exhibit                        Description

24                             Powers of Attorney*
27                             Financial Data Schedule+
99.24(b)(1)                    Declaration of Trust**
99.24(b)(2)                    Bylaws**
99.24(b)(5)                    Form of Investment Advisory
Agreement**
99.24(b)(6)                    Form of Principal Underwriting
Agreement+
99.24(b)(8)                    Form of Custodian Agreement+
99.24(b)(9)                    Form of Transfer Agency Agreement+
99.24(b)(10)                   Opinion of R.B. Lurie+
99.24(b)(11)                   Consent of Deloitte & Touche LLP*
99.24(b)(13)                   Form of Subscription Agreement.+


*  Filed with this Post-Effective Amendment No. 1.
+  Filed with Pre-Effective Amendment No. 2 on January 27, 1997.
** Filed with the Registration Statement on July 30, 1996.

                                                                      EXHIBIT 11

                                         Consent of Deloitte &
Touche LLP

INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment No. 1 to Registration Statement No. 333-9217 of Orchard Series Fund of our report dated January 27, 1997 appearing in the Statement of Additional Information, which is a part of such Registration Statement and to reference to our firm under the headings "Independent Public Accountant" and "Financial Statements," which also appear in the Statement of Additional Information.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE, LLP

Denver, Colorado
July 28, 1997

                                                                      EXHIBIT 24

                                                Powers of Attorney

                                                 POWER OF ATTORNEY

                                                                              RE

                                                ORCHARD SERIES FUND


Know all men by these presents, that I, R.P. Koeppe, a Member of the Board of Trustees of Orchard Series Fund, a Delaware business trust, do hereby constitute and appoint each of B.A. Byrne and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Orchard Series Fund, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said
Acts of Orchard
Series Fund, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Trustees of Orchard Series Fund, to the Registration Statement
(Form N-1A) (Registration Nos. 333-09217 and 811-07735), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 2nd day of June, 1997.



                                                                        /s/ R.P.
Koeppe
                                                                   Member, Board
of Trustees
                                                                  Orchard Series
Fund


Witness:


/s/ Douglas L. Wooden
Name: Douglas L. Wooden

                                                 POWER OF ATTORNEY

                                                                              RE

                                                ORCHARD SERIES FUND


Know all men by these presents, that I, R. Jennings, a Member of the Board of Trustees of Orchard Series Fund, a Delaware business trust, do hereby constitute and appoint each of B.A. Byrne and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Orchard Series Fund, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of Orchard Series Fund, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Trustees of Orchard Series Fund, to the Registration Statement
(Form N-1A) (Registration Nos. 333-09217 and 811-07735), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 2nd day of June, 1997.



                                                                          /s/ R.
Jennings

                                                                   Member, Board
of Trustees
                                                                  Orchard Series
Fund


Witness:


/s/ Teddy Beckman
Name: Teddy Beckman

                                                 POWER OF ATTORNEY

                                                                              RE

                                                ORCHARD SERIES FUND


Know all men by these presents, that I, S. Zisman, a Member of the Board of Trustees of Orchard Series Fund, a Delaware business trust, do hereby constitute and appoint each of B.A. Byrne and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Orchard Series Fund, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of Orchard Series Fund, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Trustees of Orchard Series Fund, to the Registration Statement
(Form N-1A) (Registration Nos. 333-09217 and 811-07735), and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 2nd day of June, 1997.


                                                                   /s/ S. Zisman

                                                                   Member, Board
of Trustees
                                                                  Orchard Series
Fund





Witness:


/s/ Teddy Beckman
Name: Teddy Beckman

                                                                      EXHIBIT 27

                                             Financial Data
Schedules